Variable Annuity-1 Series Account

(New York)

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of Variable Annuity-1 Series Account of Empower Life & Annuity Insurance Company of New York and Contract Owners of Variable Annuity-1 Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Variable Annuity-1 Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 13, 2026

 Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

AB VPS Discovery Value Portfolio, Class A

AB VPS International Value Portfolio, Class A

AB VPS Large Cap Growth Portfolio, Class A

AB VPS Relative Value Portfolio, Class A

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Allspring VT Discovery All Cap Growth Fund, Class 2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Opportunity Fund, Class 2

American Funds IS Global Growth Fund, Class 1

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS The Bond Fund of America, Class 2

BlackRock Global Allocation V.I. Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Emerging Markets Fund, Class 2

Columbia VP Large Cap Growth Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Dimensional VA US Targeted Value Portfolio, Institutional

DWS Capital Growth VIP, Class A

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A

DWS Global Small Cap VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower International Index Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility Fund II, Primary Shares

Franklin Small Cap Value VIP Fund, Class 2

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Fund, Series I

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. High Yield Fund, Series I

Invesco V.I. International Growth Fund, Series I

Invesco V.I. Main Street Mid Cap Fund, Series I

Invesco V.I. Main Street Small Cap Fund, Series I

Invesco V.I. Small Cap Equity Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Janus Henderson VIT Research Portfolio, Institutional Shares

Lazard Retirement Emerging Markets Equity Portfolio, Service Shares

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II

LVIP American Century Disciplined Core Value Fund, Standard Class II

LVIP American Century International Fund, Standard Class II

LVIP American Century Mid Cap Value Fund, Service Class

LVIP American Century Value Fund, Standard Class II

LVIP Baron Growth Opportunities Fund, Service Class

LVIP BlackRock Equity Dividend Fund, Standard Class

LVIP JPMorgan Small Cap Core Fund, Standard Class

LVIP Nomura SMID Cap Core Fund, Standard Class

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT III Mid Cap Value Portfolio, Initial Class

MFS VIT Utilities Series, Service Class

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

Nomura VIP Emerging Markets Series, Standard Class

Nomura VIP International Core Equity Series, Service Class

Nomura VIP International Core Equity Series, Standard Class

Nomura VIP Small Cap Value Series, Standard Class

NVIT Mid Cap Index Fund, Class II

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Prudential Series Fund PGIM Jennison Blend Portfolio, Class II

Putnam VT Core Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT Global Health Care Fund, Class IB

Putnam VT Income Fund, Class IA

Putnam VT International Equity Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund, Class IB

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Third Avenue Value Portfolio

Touchstone Bond Fund, Class I

Touchstone Common Stock Fund, Class I

Touchstone Common Stock Fund, Class SC

Touchstone Small Company Fund, Class I

VanEck VIP Emerging Markets Bond Fund, Initial Class

VanEck VIP Global Resources Fund, Class S

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Victory Pioneer Fund VCT Portfolio, Class I

Victory Pioneer Mid Cap Value VCT Portfolio, Class II

Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from March 22, 2024 (date trading commenced) to December 31, 2024.

American Funds IS Global Small Capitalization Fund, Class 2

MFS VIT II International Growth Portfolio, Initial Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from November 25, 2024 (date trading commenced) to December 31, 2024.

LVIP JPMorgan Core Bond Fund, Standard Class

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2025 and for the period from December 31, 2024 (date trading commenced) to December 31, 2024.

Empower International Value Fund, Investor Class

The statement of changes in net assets for the period from January 1, 2024 to April 11, 2024 (date of liquidation).

AB VPS Sustainable International Thematic Portfolio, Class A

The statement of changes in net assets for the period from January 1, 2024 to December 5, 2024 (date of liquidation).

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I

Statement of operations for the period from January 1, 2025 to April 10, 2025 (date of liquidation) and the statements of changes in net assets for the period from January 1, 2025 to April 10, 2025 (date of liquidation) and the year ended December 31, 2024.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Delaware VIP International Series, Standard Class

The statement of changes in net assets for the period from January 1, 2024 to October 25, 2024 (date of merger).

Empower Ariel Mid Cap Value Fund, Investor Class

Statement of operations for the period from January 1, 2025 to April 11, 2025 (date of merger) and the statements of changes in net assets for the period from January 1, 2025 to April 11, 2025 (date of merger) and the year ended December 31, 2024.

Prudential Series Fund Natural Resources Portfolio, Class II

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2

ASSETS:
Investments at fair value (1)	$99,583	$34,191	$693,272	$371,700	$566,866	$2,013,311	$120,273
Receivable from the fund manager	2	1	14	7	10	47	3
Receivable from the Company	2,867	-	8	-	-	4,893	-
Total assets	102,452	34,192	693,294	371,707	566,876	2,018,251	120,276

LIABILITIES:
Payable to the Contracts	2	1	14	7	10	47	3
Payable to the Company	-	3	-	-	3	-	2
Total liabilities	2	4	14	7	13	47	5

NET ASSETS	$102,450	$34,188	$693,280	$371,700	$566,863	$2,018,204	$120,271

ANALYSIS OF NET ASSETS
Accumulation period	$74,349	$34,188	$693,280	$371,700	$566,863	$1,932,221	$120,271
Annuity period	28,101	-	-	-	-	85,983	-
Total net assets	$102,450	$34,188	$693,280	$371,700	$566,863	$2,018,204	$120,271

Fair value per share (NAV)	$16.59	$20.92	$92.55	$31.74	$128.85	$103.17	$23.82
Shares outstanding in the Separate Account	6,003	1,634	7,491	11,711	4,399	19,515	5,049

(1) Investments in mutual fund shares, at cost	$108,325	$22,845	$522,785	$329,914	$438,222	$1,428,645	$103,034

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS New World Fund, Class 2

ASSETS:
Investments at fair value (1)	$73,326	$51,288	$173,536	$36,967	$53,744	$128,149	$174,804
Receivable from the fund manager	2	1	4	1	1	2	2
Receivable from the Company	-	-	4,647	-	-	1	2
Total assets	73,328	51,289	178,187	36,968	53,745	128,152	174,808

LIABILITIES:
Payable to the Contracts	2	1	4	1	1	2	2
Payable to the Company	1	9	-	1	-	-	-
Total liabilities	3	10	4	2	1	2	2

NET ASSETS	$73,325	$51,279	$178,183	$36,966	$53,744	$128,150	$174,806

ANALYSIS OF NET ASSETS
Accumulation period	$73,325	$51,279	$114,586	$36,966	$53,744	$128,150	$174,806
Annuity period	-	-	63,597	-	-	-	-
Total net assets	$73,325	$51,279	$178,183	$36,966	$53,744	$128,150	$174,806

Fair value per share (NAV)	$20.86	$25.29	$25.70	$38.79	$19.04	$64.77	$32.03
Shares outstanding in the Separate Account	3,515	2,028	6,753	953	2,823	1,979	5,458

(1) Investments in mutual fund shares, at cost	$84,098	$43,949	$169,480	$33,085	$49,264	$99,061	$132,205

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I

ASSETS:
Investments at fair value (1)	$90,444	$319,221	$535,359	$860,134	$381,896	$195,578	$89,384
Receivable from the fund manager	1	6	8	18	7	4	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	90,445	319,227	535,367	860,152	381,903	195,582	89,386

LIABILITIES:
Payable to the Contracts	1	6	8	18	7	4	2
Payable to the Company	-	1	-	7	12	1	-
Total liabilities	1	7	8	25	19	5	2

NET ASSETS	$90,444	$319,220	$535,359	$860,127	$381,884	$195,577	$89,384

ANALYSIS OF NET ASSETS
Accumulation period	$90,444	$319,220	$535,359	$860,127	$381,884	$195,577	$89,384
Annuity period	-	-	-	-	-	-	-
Total net assets	$90,444	$319,220	$535,359	$860,127	$381,884	$195,577	$89,384

Fair value per share (NAV)	$9.37	$17.64	$20.34	$33.67	$39.78	$48.10	$23.80
Shares outstanding in the Separate Account	9,652	18,096	26,320	25,546	9,600	4,066	3,756

(1) Investments in mutual fund shares, at cost	$96,080	$303,041	$478,778	$913,597	$290,658	$149,637	$91,986

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Capital Growth VIP, Class A

ASSETS:
Investments at fair value (1)	$84,693	$14,392	$1,164,309	$458,665	$-	$191,721	$885,732
Receivable from the fund manager	2	-	19	9	-	3	18
Receivable from the Company	-	-	5,786	4,803	-	-	33
Total assets	84,695	14,392	1,170,114	463,477	-	191,724	885,783

LIABILITIES:
Payable to the Contracts	2	-	19	9	-	3	18
Payable to the Company	1	-	-	-	-	-	-
Total liabilities	3	-	19	9	-	3	18

NET ASSETS	$84,692	$14,392	$1,170,095	$463,468	$-	$191,721	$885,765

ANALYSIS OF NET ASSETS
Accumulation period	$84,692	$14,392	$1,113,374	$416,820	$-	$191,721	$885,765
Annuity period	-	-	56,721	46,648	-	-	-
Total net assets	$84,692	$14,392	$1,170,095	$463,468	$-	$191,721	$885,765

Fair value per share (NAV)	$28.20	$13.13	$54.67	$33.97	$12.44	$22.28	$42.96
Shares outstanding in the Separate Account	3,003	1,096	21,297	13,503	-	8,605	20,618

(1) Investments in mutual fund shares, at cost	$98,163	$14,250	$417,121	$340,078	$-	$174,677	$709,527

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class

ASSETS:
Investments at fair value (1)	$305,263	$53,310	$80,222	$1,002,722	$2,542	$110,828	$580,623
Receivable from the fund manager	895	1	1	20	-	3	8
Receivable from the Company	-	2,959	-	3,569	1	4	-
Total assets	306,158	56,270	80,223	1,006,311	2,543	110,835	580,631

LIABILITIES:
Payable to the Contracts	895	1	1	20	-	3	8
Payable to the Company	1	-	-	-	-	-	1
Total liabilities	896	1	1	20	-	3	9

NET ASSETS	$305,262	$56,269	$80,222	$1,006,291	$2,543	$110,832	$580,622

ANALYSIS OF NET ASSETS
Accumulation period	$305,262	$27,213	$80,222	$971,290	$2,543	$110,832	$580,622
Annuity period	-	29,056	-	35,001	-	-	-
Total net assets	$305,262	$56,269	$80,222	$1,006,291	$2,543	$110,832	$580,622

Fair value per share (NAV)	$14.05	$18.82	$11.57	$15.02	$14.19	$14.09	$13.02
Shares outstanding in the Separate Account	21,727	2,833	6,934	66,759	179	7,866	44,595

(1) Investments in mutual fund shares, at cost	$245,053	$44,072	$68,929	$921,380	$3,042	$102,547	$643,263

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class

ASSETS:
Investments at fair value (1)	$1,514,347	$133,914	$46,176	$59,998	$79,347	$59,725	$29,190
Receivable from the fund manager	1,822	2	1	1	1	1	1
Receivable from the Company	1	-	-	-	-	-	-
Total assets	1,516,170	133,916	46,177	59,999	79,348	59,726	29,191

LIABILITIES:
Payable to the Contracts	1,822	2	1	1	1	1	1
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	1,822	2	1	1	1	1	1

NET ASSETS	$1,514,348	$133,914	$46,176	$59,998	$79,347	$59,725	$29,190

ANALYSIS OF NET ASSETS
Accumulation period	$1,514,348	$133,914	$46,176	$59,998	$79,347	$59,725	$29,190
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,514,348	$133,914	$46,176	$59,998	$79,347	$59,725	$29,190

Fair value per share (NAV)	$7.76	$15.76	$15.87	$13.76	$10.84	$14.69	$11.35
Shares outstanding in the Separate Account	195,148	8,497	2,910	4,360	7,320	4,066	2,572

(1) Investments in mutual fund shares, at cost	$1,552,898	$108,666	$35,801	$57,000	$75,081	$55,027	$26,616

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class

ASSETS:
Investments at fair value (1)	$39,579	$2,971,448	$113,703	$799,869	$1,277,762	$186,570	$15,522,057
Receivable from the fund manager	1	6,350	2	14	19	3	38,583
Receivable from the Company	1	5	-	-	1	-	15
Total assets	39,581	2,977,803	113,705	799,883	1,277,782	186,573	15,560,655

LIABILITIES:
Payable to the Contracts	1	6,350	2	14	19	3	38,583
Payable to the Company	-	-	-	1	-	-	-
Total liabilities	1	6,350	2	15	19	3	38,583

NET ASSETS	$39,580	$2,971,453	$113,703	$799,868	$1,277,763	$186,570	$15,522,072

ANALYSIS OF NET ASSETS
Accumulation period	$39,580	$2,971,453	$113,703	$799,868	$1,277,763	$186,570	$15,522,072
Annuity period	-	-	-	-	-	-	-
Total net assets	$39,580	$2,971,453	$113,703	$799,868	$1,277,763	$186,570	$15,522,072

Fair value per share (NAV)	$14.07	$6.56	$7.46	$8.38	$13.54	$12.22	$13.98
Shares outstanding in the Separate Account	2,813	452,965	15,242	95,450	94,369	15,268	1,110,305

(1) Investments in mutual fund shares, at cost	$36,559	$2,935,217	$110,589	$768,615	$1,253,658	$182,695	$14,602,857

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II, Primary Shares	Franklin Small Cap Value VIP Fund, Class 2	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I

ASSETS:
Investments at fair value (1)	$61,499	$1,363,433	$44,734	$416,877	$150,772	$130,977	$385,212
Receivable from the fund manager	1	232	1	8	4	3	9
Receivable from the Company	-	18,028	7,186	-	-	12,961	1
Total assets	61,500	1,381,693	51,921	416,885	150,776	143,941	385,222

LIABILITIES:
Payable to the Contracts	1	232	1	8	4	3	9
Payable to the Company	2	-	-	1	4	-	-
Total liabilities	3	232	1	9	8	3	9

NET ASSETS	$61,497	$1,381,461	$51,920	$416,876	$150,768	$143,938	$385,213

ANALYSIS OF NET ASSETS
Accumulation period	$61,497	$1,336,929	$31,120	$416,876	$150,768	$40,783	$385,213
Annuity period	-	44,532	20,800	-	-	103,155	-
Total net assets	$61,497	$1,381,461	$51,920	$416,876	$150,768	$143,938	$385,213

Fair value per share (NAV)	$38.14	$9.31	$10.40	$13.87	$21.42	$36.03	$36.11
Shares outstanding in the Separate Account	1,612	146,448	4,301	30,056	7,039	3,635	10,668

(1) Investments in mutual fund shares, at cost	$54,909	$1,531,512	$40,986	$398,216	$128,984	$104,347	$357,026

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. International Growth Fund, Series I	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Invesco V.I. Small Cap Equity Fund, Series I

ASSETS:
Investments at fair value (1)	$665,947	$286,736	$73,438	$51,108	$21,517	$317,466	$159,644
Receivable from the fund manager	15	6	1	1	1	5	3
Receivable from the Company	21,910	-	-	-	2,443	1	-
Total assets	687,872	286,742	73,439	51,109	23,961	317,472	159,647

LIABILITIES:
Payable to the Contracts	15	6	1	1	1	5	3
Payable to the Company	-	-	-	-	-	-	4
Total liabilities	15	6	1	1	1	5	7

NET ASSETS	$687,857	$286,736	$73,438	$51,108	$23,960	$317,467	$159,640

ANALYSIS OF NET ASSETS
Accumulation period	$540,971	$286,736	$73,438	$51,108	$-	$317,467	$159,640
Annuity period	146,886	-	-	-	23,960	-	-
Total net assets	$687,857	$286,736	$73,438	$51,108	$23,960	$317,467	$159,640

Fair value per share (NAV)	$37.95	$21.33	$4.74	$1.94	$11.01	$28.54	$20.06
Shares outstanding in the Separate Account	17,548	13,443	15,493	26,344	1,954	11,124	7,958

(1) Investments in mutual fund shares, at cost	$642,113	$271,566	$75,830	$55,468	$18,202	$300,405	$146,200

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

ASSETS:
Investments at fair value (1)	$303,099	$345,897	$4,740,965	$1,628,633	$1,196,384	$1,208,351	$174,030
Receivable from the fund manager	7	8	422	23	91	26	2
Receivable from the Company	-	1,183	274	381	-	3,534	-
Total assets	303,106	347,088	4,741,661	1,629,037	1,196,475	1,211,911	174,032

LIABILITIES:
Payable to the Contracts	7	8	422	23	90	26	2
Payable to the Company	1	-	-	-	1	-	-
Total liabilities	8	8	422	23	91	26	2

NET ASSETS	$303,098	$347,080	$4,741,239	$1,629,014	$1,196,384	$1,211,885	$174,030

ANALYSIS OF NET ASSETS
Accumulation period	$303,098	$253,768	$4,737,030	$1,616,028	$1,196,384	$1,181,350	$174,030
Annuity period	-	93,312	4,209	12,986	-	30,535	-
Total net assets	$303,098	$347,080	$4,741,239	$1,629,014	$1,196,384	$1,211,885	$174,030

Fair value per share (NAV)	$25.69	$55.86	$59.48	$9.93	$11.14	$79.67	$23.94
Shares outstanding in the Separate Account	11,798	6,192	79,707	164,011	107,395	15,166	7,269

(1) Investments in mutual fund shares, at cost	$226,627	$214,583	$3,418,552	$1,816,357	$1,345,007	$703,735	$100,555

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II

ASSETS:
Investments at fair value (1)	$616,378	$40,977	$260,909	$517,568	$955,089	$56,647	$1,014,969
Receivable from the fund manager	11	1	6	12	20	1	20
Receivable from the Company	-	8	2,571	2,211	2,377	-	30,033
Total assets	616,389	40,986	263,486	519,791	957,486	56,648	1,045,022

LIABILITIES:
Payable to the Contracts	11	1	6	12	20	1	20
Payable to the Company	2	-	-	-	-	-	-
Total liabilities	13	1	6	12	20	1	20

NET ASSETS	$616,376	$40,985	$263,480	$519,779	$957,466	$56,647	$1,045,002

ANALYSIS OF NET ASSETS
Accumulation period	$616,376	$40,985	$238,276	$441,465	$934,142	$56,647	$1,045,002
Annuity period	-	-	25,204	78,314	23,324	-	-
Total net assets	$616,376	$40,985	$263,480	$519,779	$957,466	$56,647	$1,045,002

Fair value per share (NAV)	$23.94	$55.82	$53.02	$64.90	$29.88	$13.26	$9.05
Shares outstanding in the Separate Account	25,747	734	4,921	7,975	31,964	4,272	112,213

(1) Investments in mutual fund shares, at cost	$404,116	$25,427	$191,990	$268,650	$666,020	$57,425	$933,327

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP BlackRock Equity Dividend Fund, Standard Class	LVIP JPMorgan Core Bond Fund, Standard Class

ASSETS:
Investments at fair value (1)	$920,861	$134,613	$246,277	$3,452,094	$663,258	$136,420	$12,623
Receivable from the fund manager	425	3	5	65	14	2	-
Receivable from the Company	9	238	2	7,236	9,773	-	-
Total assets	921,295	134,854	246,284	3,459,395	673,045	136,422	12,623

LIABILITIES:
Payable to the Contracts	425	3	5	65	14	2	-
Payable to the Company	-	-	-	-	-	22	-
Total liabilities	425	3	5	65	14	24	-

NET ASSETS	$920,870	$134,851	$246,279	$3,459,330	$673,031	$136,398	$12,623

ANALYSIS OF NET ASSETS
Accumulation period	$767,467	$126,700	$246,279	$3,291,490	$626,478	$136,398	$12,623
Annuity period	153,403	8,151	-	167,840	46,553	-	-
Total net assets	$920,870	$134,851	$246,279	$3,459,330	$673,031	$136,398	$12,623

Fair value per share (NAV)	$9.68	$12.25	$19.40	$12.92	$59.56	$25.78	$9.96
Shares outstanding in the Separate Account	95,130	10,993	12,698	267,211	11,137	5,292	1,268

(1) Investments in mutual fund shares, at cost	$860,103	$118,236	$251,314	$3,086,141	$738,311	$141,421	$12,834

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Utilities Series, Service Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

ASSETS:
Investments at fair value (1)	$9,091	$480,734	$51,837	$1,305,394	$299,522	$173,116	$1,128
Receivable from the fund manager	-	10	1	26	4	3	-
Receivable from the Company	-	-	-	276	-	3	-
Total assets	9,091	480,744	51,838	1,305,696	299,526	173,122	1,128

LIABILITIES:
Payable to the Contracts	-	10	1	26	4	3	-
Payable to the Company	-	2	-	-	-	-	1
Total liabilities	-	12	1	26	4	3	1

NET ASSETS	$9,091	$480,732	$51,837	$1,305,670	$299,522	$173,119	$1,127

ANALYSIS OF NET ASSETS
Accumulation period	$9,091	$480,732	$51,837	$1,301,400	$299,522	$173,119	$1,127
Annuity period	-	-	-	4,270	-	-	-
Total net assets	$9,091	$480,732	$51,837	$1,305,670	$299,522	$173,119	$1,127

Fair value per share (NAV)	$21.95	$29.36	$17.94	$36.15	$10.11	$36.82	$20.81
Shares outstanding in the Separate Account	414	16,375	2,889	36,110	29,626	4,702	54

(1) Investments in mutual fund shares, at cost	$9,282	$416,157	$44,878	$1,044,788	$275,972	$152,556	$970

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP Emerging Markets Series, Standard Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Standard Class	NVIT Mid Cap Index Fund, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class

ASSETS:
Investments at fair value (1)	$229,133	$106,392	$35,425	$332,591	$972,236	$133,125	$26,725
Receivable from the fund manager	3	2	-	7	20	2	-
Receivable from the Company	2	-	-	2,495	2,472	-	-
Total assets	229,138	106,394	35,425	335,093	974,728	133,127	26,725

LIABILITIES:
Payable to the Contracts	3	2	-	7	20	2	-
Payable to the Company	-	-	-	-	-	-	4
Total liabilities	3	2	-	7	20	2	4

NET ASSETS	$229,135	$106,392	$35,425	$335,086	$974,708	$133,125	$26,721

ANALYSIS OF NET ASSETS
Accumulation period	$229,135	$106,392	$35,425	$297,325	$950,430	$133,125	$26,721
Annuity period	-	-	-	37,761	24,278	-	-
Total net assets	$229,135	$106,392	$35,425	$335,086	$974,708	$133,125	$26,721

Fair value per share (NAV)	$40.00	$19.44	$19.35	$40.08	$19.41	$6.29	$11.42
Shares outstanding in the Separate Account	5,728	5,473	1,831	8,298	50,089	21,164	2,340

(1) Investments in mutual fund shares, at cost	$140,411	$89,538	$30,680	$301,963	$976,713	$135,311	$27,342

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA

ASSETS:
Investments at fair value (1)	$1,693,522	$2,341,585	$358,218	$3,402,194	$171,265	$259,455	$148,034
Receivable from the fund manager	27	49	6	193	4	5	3
Receivable from the Company	299	-	-	6,266	473	-	-
Total assets	1,693,848	2,341,634	358,224	3,408,653	171,742	259,460	148,037

LIABILITIES:
Payable to the Contracts	27	49	6	193	4	5	3
Payable to the Company	-	6	-	-	-	1	-
Total liabilities	27	55	6	193	4	6	3

NET ASSETS	$1,693,821	$2,341,579	$358,218	$3,408,460	$171,738	$259,454	$148,034

ANALYSIS OF NET ASSETS
Accumulation period	$1,688,753	$2,341,579	$358,218	$3,402,141	$146,007	$259,454	$148,034
Annuity period	5,068	-	-	6,319	25,731	-	-
Total net assets	$1,693,821	$2,341,579	$358,218	$3,408,460	$171,738	$259,454	$148,034

Fair value per share (NAV)	$7.41	$9.78	$12.01	$9.45	$139.85	$23.64	$19.47
Shares outstanding in the Separate Account	228,545	239,426	29,827	360,021	1,225	10,975	7,603

(1) Investments in mutual fund shares, at cost	$1,744,929	$2,376,309	$392,513	$3,746,903	$57,759	$203,123	$125,988

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Royce Capital Fund Small-Cap Portfolio, Service Class

ASSETS:
Investments at fair value (1)	$190,030	$316,848	$21,983	$65,580	$799,444	$367,101	$74,704
Receivable from the fund manager	4	5	-	1	15	7	2
Receivable from the Company	6,412	-	-	-	3,183	1	3,460
Total assets	196,446	316,853	21,983	65,581	802,642	367,109	78,166

LIABILITIES:
Payable to the Contracts	4	5	-	1	15	7	2
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	4	5	-	1	15	7	2

NET ASSETS	$196,442	$316,848	$21,983	$65,580	$802,627	$367,102	$78,164

ANALYSIS OF NET ASSETS
Accumulation period	$117,457	$316,848	$21,983	$65,580	$771,423	$367,102	$44,237
Annuity period	78,985	-	-	-	31,204	-	33,927
Total net assets	$196,442	$316,848	$21,983	$65,580	$802,627	$367,102	$78,164

Fair value per share (NAV)	$16.81	$8.30	$20.11	$16.12	$35.69	$6.20	$9.20
Shares outstanding in the Separate Account	11,305	38,174	1,093	4,068	22,400	59,210	8,120

(1) Investments in mutual fund shares, at cost	$182,396	$381,341	$16,466	$42,531	$612,759	$437,473	$75,772

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II

ASSETS:
Investments at fair value (1)	$7,981,101	$27,415,057	$18,787	$662,306	$49,345	$199,561	$218,446
Receivable from the fund manager	428	1,165	-	11	1	3	4
Receivable from the Company	34,929	56,322	-	-	-	-	-
Total assets	8,016,458	27,472,544	18,787	662,317	49,346	199,564	218,450

LIABILITIES:
Payable to the Contracts	428	1,165	-	11	1	3	4
Payable to the Company	-	-	1	-	-	-	1
Total liabilities	428	1,165	1	11	1	3	5

NET ASSETS	$8,016,030	$27,471,379	$18,786	$662,306	$49,345	$199,561	$218,445

ANALYSIS OF NET ASSETS
Accumulation period	$7,654,384	$27,217,041	$18,786	$662,306	$49,345	$199,561	$218,445
Annuity period	361,646	254,338	-	-	-	-	-
Total net assets	$8,016,030	$27,471,379	$18,786	$662,306	$49,345	$199,561	$218,445

Fair value per share (NAV)	$1.00	$100.71	$15.40	$18.59	$21.72	$58.47	$54.03
Shares outstanding in the Separate Account	7,981,101	272,218	1,220	35,627	2,272	3,413	4,043

(1) Investments in mutual fund shares, at cost	$7,981,141	$14,176,015	$15,701	$496,659	$37,139	$180,443	$218,160

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Portfolio	Touchstone Bond Fund, Class I	Touchstone Common Stock Fund, Class I	Touchstone Common Stock Fund, Class SC	Touchstone Small Company Fund, Class I

ASSETS:
Investments at fair value (1)	$576,637	$72,281	$76,997	$1,101,525	$139,679	$290,225	$23,935
Receivable from the fund manager	13	1	2	87	3	6	-
Receivable from the Company	1	1	-	1	-	3,862	-
Total assets	576,651	72,283	76,999	1,101,613	139,682	294,093	23,935

LIABILITIES:
Payable to the Contracts	13	1	2	87	3	6	-
Payable to the Company	-	-	31	-	3	-	-
Total liabilities	13	1	33	87	6	6	-

NET ASSETS	$576,638	$72,282	$76,966	$1,101,526	$139,676	$294,087	$23,935

ANALYSIS OF NET ASSETS
Accumulation period	$576,638	$72,282	$76,966	$1,101,526	$139,676	$256,156	$23,935
Annuity period	-	-	-	-	-	37,931	-
Total net assets	$576,638	$72,282	$76,966	$1,101,526	$139,676	$294,087	$23,935

Fair value per share (NAV)	$16.22	$13.17	$25.04	$8.76	$12.91	$12.77	$14.18
Shares outstanding in the Separate Account	35,551	5,488	3,075	125,745	10,819	22,727	1,688

(1) Investments in mutual fund shares, at cost	$530,638	$83,456	$49,288	$1,169,686	$116,015	$231,986	$21,470

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	VanEck VIP Emerging Markets Bond Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio

ASSETS:
Investments at fair value (1)	$70,237	$37,922	$905,443	$333,126	$587,926	$237,479	$289,377
Receivable from the fund manager	2	1	12	5	9	4	4
Receivable from the Company	83,855	-	-	-	-	-	-
Total assets	154,094	37,923	905,455	333,131	587,935	237,483	289,381

LIABILITIES:
Payable to the Contracts	2	1	12	5	9	4	4
Payable to the Company	-	8	-	-	1	1	-
Total liabilities	2	9	12	5	10	5	4

NET ASSETS	$154,092	$37,914	$905,443	$333,126	$587,925	$237,478	$289,377

ANALYSIS OF NET ASSETS
Accumulation period	$20,649	$37,914	$905,443	$333,126	$587,925	$237,478	$289,377
Annuity period	133,443	-	-	-	-	-	-
Total net assets	$154,092	$37,914	$905,443	$333,126	$587,925	$237,478	$289,377

Fair value per share (NAV)	$8.18	$31.97	$61.82	$17.47	$27.96	$11.57	$19.07
Shares outstanding in the Separate Account	8,586	1,186	14,646	19,068	21,027	20,525	15,174

(1) Investments in mutual fund shares, at cost	$66,527	$30,075	$602,474	$268,836	$495,804	$243,195	$296,914

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Victory Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Mid Cap Value VCT Portfolio, Class II		Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I

ASSETS:
Investments at fair value (1)	$1,943,277	$1		$228,003
Receivable from the fund manager	41	-		5
Receivable from the Company	3,869	-		2,605
Total assets	1,947,187	1		230,613

LIABILITIES:
Payable to the Contracts	41	-		5
Payable to the Company	-	1		-
Total liabilities	41	1		5

NET ASSETS	$1,947,146	$-		$230,608

ANALYSIS OF NET ASSETS
Accumulation period	$1,908,834	$-		$204,735
Annuity period	38,312	-		25,873
Total net assets	$1,947,146	$-		$230,608

Fair value per share (NAV)	$19.65	$11.19		$29.33
Shares outstanding in the Separate Account	98,894	0	*	7,774

(1) Investments in mutual fund shares, at cost	$1,593,316	$2		$187,188

* The Subaccount has shares that round to less than one.

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2
INVESTMENT INCOME:
Dividend income	$830	$772	$-	$3,962	$-	$-	$-

EXPENSES:
Mortality and expense risk	822	283	5,763	2,462	3,077	22,357	1,410
Investment advisory expenses	252	-	-	-	267	65	-
Total expenses	1,074	283	5,763	2,462	3,344	22,422	1,410

NET INVESTMENT INCOME (LOSS)	(244)	489	(5,763)	1,500	(3,344)	(22,422)	(1,410)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(865)	2,396	16,920	15,099	21,847	192,311	22,091
Capital gain distributions	10,744	-	73,027	28,870	89,120	308,733	-

Net realized gain (loss) on investments	9,879	2,396	89,947	43,969	110,967	501,044	22,091

Change in net unrealized appreciation (depreciation) on investments	(8,503)	8,623	13,482	(11,429)	29,231	103,353	11,275

Net realized and unrealized gain (loss) on investments	1,376	11,019	103,429	32,540	140,198	604,397	33,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,132	$11,508	$97,666	$34,040	$136,854	$581,975	$31,956

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS New World Fund, Class 2
INVESTMENT INCOME:
Dividend income	$-	$-	$89	$764	$180	$876	$1,866

EXPENSES:
Mortality and expense risk	583	298	1,451	380	239	766	859
Investment advisory expenses	-	143	-	-	-	-	586
Total expenses	583	441	1,451	380	239	766	1,445

NET INVESTMENT INCOME (LOSS)	(583)	(441)	(1,362)	384	(59)	110	421

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(74)	3,885	221	7,544	2	1,358	10,538
Capital gain distributions	24,135	288	17,902	11,607	1,093	19,733	7,335

Net realized gain (loss) on investments	24,061	4,173	18,123	19,151	1,095	21,091	17,873

Change in net unrealized appreciation (depreciation) on investments	(14,308)	(1,482)	(7,172)	(5,686)	5,684	(2,648)	24,078

Net realized and unrealized gain (loss) on investments	9,753	2,691	10,951	13,465	6,779	18,443	41,951

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,170	$2,250	$9,589	$13,849	$6,720	$18,553	$42,372

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$3,852	$10,419	$3,922	$3,057	$1,742	$-	$248

EXPENSES:
Mortality and expense risk	533	1,930	2,956	6,497	2,837	1,670	621
Investment advisory expenses	-	-	-	22	-	151	-
Total expenses	533	1,930	2,956	6,519	2,837	1,821	621

NET INVESTMENT INCOME (LOSS)	3,319	8,489	966	(3,462)	(1,095)	(1,821)	(373)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,939)	734	(5,145)	(5,741)	14,011	44,926	186
Capital gain distributions	-	23,946	50,982	124,583	31,908	14,129	5,678

Net realized gain (loss) on investments	(1,939)	24,680	45,837	118,842	45,919	59,055	5,864

Change in net unrealized appreciation (depreciation) on investments	4,514	18,489	(2,300)	(40,572)	15,183	(36,847)	(2,086)

Net realized and unrealized gain (loss) on investments	2,575	43,169	43,537	78,270	61,102	22,208	3,778

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,894	$51,658	$44,503	$74,808	$60,007	$20,387	$3,405

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Capital Growth VIP, Class A
INVESTMENT INCOME:
Dividend income	$-	$9	$-	$-	$-	$3,324	$765

EXPENSES:
Mortality and expense risk	521	96	9,828	5,819	211	919	11,676
Investment advisory expenses	-	-	-	-	-	536	-
Total expenses	521	96	9,828	5,819	211	1,455	11,676

NET INVESTMENT INCOME (LOSS)	(521)	(87)	(9,828)	(5,819)	(211)	1,869	(10,911)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	152	(1,699)	503,625	33,298	(25,276)	381	52,781
Capital gain distributions	5,752	-	-	67,757	-	15,040	178,384

Net realized gain (loss) on investments	5,904	(1,699)	503,625	101,055	(25,276)	15,421	231,165

Change in net unrealized appreciation (depreciation) on investments	1,847	5,466	(340,559)	(70,288)	12,594	(2,765)	(50,900)

Net realized and unrealized gain (loss) on investments	7,751	3,767	163,066	30,767	(12,682)	12,656	180,265

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,230	$3,680	$153,238	$24,948	$(12,893)	$14,525	$169,354

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$2,311	$661	$834	$13,004	$-	$964	$15,724

EXPENSES:
Mortality and expense risk	2,013	416	459	6,957	16	838	3,191
Investment advisory expenses	-	-	-	1,241	-	-	164
Total expenses	2,013	416	459	8,198	16	838	3,355

NET INVESTMENT INCOME (LOSS)	298	245	375	4,806	(16)	126	12,369

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,974	410	11	(16,035)	(4)	(34)	(33,293)
Capital gain distributions	29,837	4,285	4,116	55,536	171	10,886	-

Net realized gain (loss) on investments	33,811	4,695	4,127	39,501	167	10,852	(33,293)

Change in net unrealized appreciation (depreciation) on investments	10,268	2,661	8,719	62,870	24	5,444	57,481

Net realized and unrealized gain (loss) on investments	44,079	7,356	12,846	102,371	191	16,296	24,188

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,377	$7,601	$13,221	$107,177	$175	$16,422	$36,557

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$39,128	$2,885	$671	$1,487	$2,074	$1,364	$718

EXPENSES:
Mortality and expense risk	9,656	657	197	372	491	368	178
Investment advisory expenses	-	376	194	-	-	-	-
Total expenses	9,656	1,033	391	372	491	368	178

NET INVESTMENT INCOME (LOSS)	29,472	1,852	280	1,115	1,583	996	540

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,552)	530	56	17	25	28	16
Capital gain distributions	11,572	1,448	1,934	642	1,328	1,075	517

Net realized gain (loss) on investments	8,020	1,978	1,990	659	1,353	1,103	533

Change in net unrealized appreciation (depreciation) on investments	69,865	26,985	10,376	3,398	4,258	3,807	2,110

Net realized and unrealized gain (loss) on investments	77,885	28,963	12,366	4,057	5,611	4,910	2,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$107,357	$30,815	$12,646	$5,172	$7,194	$5,906	$3,183

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$1,658	$65,758	$2,298	$18,202	$40,788	$2,916	$415,151

EXPENSES:
Mortality and expense risk	233	14,936	706	5,766	7,204	1,102	99,988
Investment advisory expenses	-	-	-	-	128	-	-
Total expenses	233	14,936	706	5,766	7,332	1,102	99,988

NET INVESTMENT INCOME (LOSS)	1,425	50,822	1,592	12,436	33,456	1,814	315,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	834	3,159	62	11,108	369	(984)	62,256
Capital gain distributions	613	150,430	4,253	23,141	-	847	160,722

Net realized gain (loss) on investments	1,447	153,589	4,315	34,249	369	(137)	222,978

Change in net unrealized appreciation (depreciation) on investments	(158)	91,398	7,529	25,496	58,872	3,319	1,210,190

Net realized and unrealized gain (loss) on investments	1,289	244,987	11,844	59,745	59,241	3,182	1,433,168

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,714	$295,809	$13,436	$72,181	$92,697	$4,996	$1,748,331

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II, Primary Shares	Franklin Small Cap Value VIP Fund, Class 2	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$49,992	$1,309	$5,828	$2,567	$821	$7,243

EXPENSES:
Mortality and expense risk	382	9,175	382	3,965	1,438	1,076	4,334
Investment advisory expenses	-	197	-	459	-	-	382
Total expenses	382	9,372	382	4,424	1,438	1,076	4,716

NET INVESTMENT INCOME (LOSS)	(382)	40,620	927	1,404	1,129	(255)	2,527

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,208	(9,726)	(170)	(17,750)	11,741	2,508	(2,722)
Capital gain distributions	1,021	-	798	45,450	16,189	9,450	32,148

Net realized gain (loss) on investments	3,229	(9,726)	628	27,700	27,930	11,958	29,426

Change in net unrealized appreciation (depreciation) on investments	(1,390)	44,663	1,134	8,981	(4,296)	6,315	39,824

Net realized and unrealized gain (loss) on investments	1,839	34,937	1,762	36,681	23,634	18,273	69,250

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,457	$75,557	$2,689	$38,085	$24,763	$18,018	$71,777

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. International Growth Fund, Series I	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Invesco V.I. Small Cap Equity Fund, Series I
INVESTMENT INCOME:
Dividend income	$-	$3,927	$5,034	$213	$69	$1,364	$-

EXPENSES:
Mortality and expense risk	6,430	1,873	386	340	560	1,672	1,134
Investment advisory expenses	170	-	-	-	-	-	-
Total expenses	6,600	1,873	386	340	560	1,672	1,134

NET INVESTMENT INCOME (LOSS)	(6,600)	2,054	4,648	(127)	(491)	(308)	(1,134)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,555)	1,517	(825)	(2,239)	7,153	380	49
Capital gain distributions	144,727	20,748	-	5,723	2,027	30,619	6,817

Net realized gain (loss) on investments	142,172	22,265	(825)	3,484	9,180	30,999	6,866

Change in net unrealized appreciation (depreciation) on investments	(31,278)	12,724	565	5,324	(2,109)	(6,739)	5,053

Net realized and unrealized gain (loss) on investments	110,894	34,989	(260)	8,808	7,071	24,260	11,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$104,294	$37,043	$4,388	$8,681	$6,580	$23,952	$10,785

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
INVESTMENT INCOME:
Dividend income	$-	$6,639	$76,946	$86,414	$53,898	$6,537	$-

EXPENSES:
Mortality and expense risk	2,272	2,658	31,004	8,696	9,734	8,769	1,321
Investment advisory expenses	-	-	-	-	573	-	1,113
Total expenses	2,272	2,658	31,004	8,696	10,307	8,769	2,434

NET INVESTMENT INCOME (LOSS)	(2,272)	3,981	45,942	77,718	43,591	(2,232)	(2,434)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,023	4,096	41,689	(51,942)	(17,412)	16,925	40,659
Capital gain distributions	31,761	10,620	138,606	-	-	97,835	25,694

Net realized gain (loss) on investments	32,784	14,716	180,295	(51,942)	(17,412)	114,760	66,353

Change in net unrealized appreciation (depreciation) on investments	18,865	24,590	367,142	88,049	48,677	92,507	(2,608)

Net realized and unrealized gain (loss) on investments	51,649	39,306	547,437	36,107	31,265	207,267	63,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,377	$43,287	$593,379	$113,825	$74,856	$205,035	$61,311

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$-	$547	$3,196	$580	$24,987	$2,457	$18,303

EXPENSES:
Mortality and expense risk	4,731	319	2,035	4,065	6,792	372	6,857
Investment advisory expenses	-	-	22	-	402	84	-
Total expenses	4,731	319	2,057	4,065	7,194	456	6,857

NET INVESTMENT INCOME (LOSS)	(4,731)	228	1,139	(3,485)	17,793	2,001	11,446

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	41,505	614	5,969	12,242	37,188	(95)	5,306
Capital gain distributions	70,910	-	-	35,681	-	-	-

Net realized gain (loss) on investments	112,415	614	5,969	47,923	37,188	(95)	5,306

Change in net unrealized appreciation (depreciation) on investments	57,036	8,334	50,723	33,529	252,940	719	67,172

Net realized and unrealized gain (loss) on investments	169,451	8,948	56,692	81,452	290,128	624	72,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,720	$9,176	$57,831	$77,967	$307,921	$2,625	$83,924

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP BlackRock Equity Dividend Fund, Standard Class	LVIP JPMorgan Core Bond Fund, Standard Class
INVESTMENT INCOME:
Dividend income	$14,574	$1,582	$3,809	$59,343	$-	$2,221	$445

EXPENSES:
Mortality and expense risk	5,068	911	1,895	25,409	6,207	764	104
Investment advisory expenses	177	33	-	1,359	777	-	-
Total expenses	5,245	944	1,895	26,768	6,984	764	104

NET INVESTMENT INCOME (LOSS)	9,329	638	1,914	32,575	(6,984)	1,457	341

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(14,777)	(117)	(1,318)	170,540	48,920	(238)	(1)
Capital gain distributions	-	-	19,816	281,309	97,456	12,580	-

Net realized gain (loss) on investments	(14,777)	(117)	18,498	451,849	146,376	12,342	(1)

Change in net unrealized appreciation (depreciation) on investments	118,930	17,604	(2,117)	32,503	(230,673)	1,412	430

Net realized and unrealized gain (loss) on investments	104,153	17,487	16,381	484,352	(84,297)	13,754	429

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$113,482	$18,125	$18,295	$516,927	$(91,281)	$15,211	$770

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Utilities Series, Service Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
INVESTMENT INCOME:
Dividend income	$54	$2,590	$444	$15,815	$3,076	$4,484	$-

EXPENSES:
Mortality and expense risk	289	3,521	239	8,768	1,576	2,008	9
Investment advisory expenses	-	-	-	933	-	-	-
Total expenses	289	3,521	239	9,701	1,576	2,008	9

NET INVESTMENT INCOME (LOSS)	(235)	(931)	205	6,114	1,500	2,476	(9)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,015	1,529	158	30,364	7,935	42,993	1
Capital gain distributions	1,019	11,510	2,642	67,637	26,776	2,236	92

Net realized gain (loss) on investments	4,034	13,039	2,800	98,001	34,711	45,229	93

Change in net unrealized appreciation (depreciation) on investments	82	23,679	5,917	227,283	(22,440)	(4,882)	23

Net realized and unrealized gain (loss) on investments	4,116	36,718	8,717	325,284	12,271	40,347	116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,881	$35,787	$8,922	$331,398	$13,771	$42,823	$107

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP Emerging Markets Series, Standard Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Standard Class	NVIT Mid Cap Index Fund, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class
INVESTMENT INCOME:
Dividend income	$2,604	$392	$433	$4,136	$9,704	$3,788	$1,749

EXPENSES:
Mortality and expense risk	873	632	162	2,447	7,469	845	129
Investment advisory expenses	412	-	161	236	515	33	-
Total expenses	1,285	632	323	2,683	7,984	878	129

NET INVESTMENT INCOME (LOSS)	1,319	(240)	110	1,453	1,720	2,910	1,620

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	4,262	65	24	1,163	(45,323)	(12,582)	101
Capital gain distributions	334	4,803	1,594	20,145	64,048	-	-

Net realized gain (loss) on investments	4,596	4,868	1,618	21,308	18,725	(12,582)	101

Change in net unrealized appreciation (depreciation) on investments	100,000	15,533	4,968	336	18,451	34,883	1,837

Net realized and unrealized gain (loss) on investments	104,596	20,401	6,586	21,644	37,176	22,301	1,938

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,915	$20,161	$6,696	$23,097	$38,896	$25,211	$3,558

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Prudential Series Fund Natural Resources Portfolio, Class II	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	Putnam VT Core Equity Fund, Class IA
INVESTMENT INCOME:
Dividend income	$106,770	$95,331	$11,623	$138,197	$-	$-	$1,594

EXPENSES:
Mortality and expense risk	10,065	18,007	2,240	23,441	69	1,258	1,587
Investment advisory expenses	321	578	-	1,086	-	11	-
Total expenses	10,386	18,585	2,240	24,527	69	1,269	1,587

NET INVESTMENT INCOME (LOSS)	96,384	76,746	9,383	113,670	(69)	(1,269)	7

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(14,112)	(41,336)	(168)	(79,582)	3,771	2,417	5,494
Capital gain distributions	-	-	-	-	-	-	21,022

Net realized gain (loss) on investments	(14,112)	(41,336)	(168)	(79,582)	3,771	2,417	26,516

Change in net unrealized appreciation (depreciation) on investments	53,393	76,115	14,275	226,646	(6,011)	27,113	11,206

Net realized and unrealized gain (loss) on investments	39,281	34,779	14,107	147,064	(2,240)	29,530	37,722

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,665	$111,525	$23,490	$260,734	$(2,309)	$28,261	$37,729

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB
INVESTMENT INCOME:
Dividend income	$3,322	$-	$15,109	$43	$822	$14,963	$29,817

EXPENSES:
Mortality and expense risk	893	2,821	1,970	133	301	6,674	2,455
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	893	2,821	1,970	133	301	6,674	2,455

NET INVESTMENT INCOME (LOSS)	2,429	(2,821)	13,139	(90)	521	8,289	27,362

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	112	3,497	(25,509)	22	3,155	117,639	(40,973)
Capital gain distributions	15,996	45,055	-	1,129	504	71,574	-

Net realized gain (loss) on investments	16,108	48,552	(25,509)	1,151	3,659	189,213	(40,973)

Change in net unrealized appreciation (depreciation) on investments	(418)	10,810	34,297	4,882	14,118	(19,609)	44,808

Net realized and unrealized gain (loss) on investments	15,690	59,362	8,788	6,033	17,777	169,604	3,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,119	$56,541	$21,927	$5,943	$18,298	$177,893	$31,197

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio
INVESTMENT INCOME:
Dividend income	$1,268	$326,905	$307,270	$426	$13,701	$879	$-

EXPENSES:
Mortality and expense risk	508	58,386	192,560	122	3,722	229	941
Investment advisory expenses	-	55	8,316	-	6,044	446	649
Total expenses	508	58,441	200,876	122	9,766	675	1,590

NET INVESTMENT INCOME (LOSS)	760	268,464	106,394	304	3,935	204	(1,590)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(22)	-	3,112,784	17	2,093	1,914	(3,510)
Capital gain distributions	5,068	53	-	326	16,360	2,527	6,721

Net realized gain (loss) on investments	5,046	53	3,112,784	343	18,453	4,441	3,211

Change in net unrealized appreciation (depreciation) on investments	(385)	-	1,088,325	1,377	57,683	2,403	26,849

Net realized and unrealized gain (loss) on investments	4,661	53	4,201,109	1,720	76,136	6,844	30,060

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,421	$268,517	$4,307,503	$2,024	$80,071	$7,048	$28,470

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Portfolio	Touchstone Bond Fund, Class I	Touchstone Common Stock Fund, Class I	Touchstone Common Stock Fund, Class SC
INVESTMENT INCOME:
Dividend income	$-	$12,058	$-	$1,494	$44,374	$712	$957

EXPENSES:
Mortality and expense risk	1,921	3,497	366	498	9,066	1,074	2,655
Investment advisory expenses	-	-	16	-	-	-	-
Total expenses	1,921	3,497	382	498	9,066	1,074	2,655

NET INVESTMENT INCOME (LOSS)	(1,921)	8,561	(382)	996	35,308	(362)	(1,698)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,032	64	(3,516)	190	(8,975)	1,730	76,134
Capital gain distributions	7,936	33,669	-	4,851	-	19,087	40,095

Net realized gain (loss) on investments	16,968	33,733	(3,516)	5,041	(8,975)	20,817	116,229

Change in net unrealized appreciation (depreciation) on investments	23,295	41,580	14,030	13,427	45,850	1	(60,057)

Net realized and unrealized gain (loss) on investments	40,263	75,313	10,514	18,468	36,875	20,818	56,172

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,342	$83,874	$10,132	$19,464	$72,183	$20,456	$54,474

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Touchstone Small Company Fund, Class I	VanEck VIP Emerging Markets Bond Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
INVESTMENT INCOME:
Dividend income	$48	$3,856	$846	$8,241	$4,629	$8,597	$6,287

EXPENSES:
Mortality and expense risk	174	643	395	4,064	1,706	3,797	1,294
Investment advisory expenses	-	-	33	2,393	1,253	1,392	365
Total expenses	174	643	428	6,457	2,959	5,189	1,659

NET INVESTMENT INCOME (LOSS)	(126)	3,213	418	1,784	1,670	3,408	4,628

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,340	(1,058)	13,411	27,095	1,382	35,575	9
Capital gain distributions	3,120	-	-	35,410	24,204	34,249	4,025

Net realized gain (loss) on investments	4,460	(1,058)	13,411	62,505	25,586	69,824	4,034

Change in net unrealized appreciation (depreciation) on investments	(2,239)	10,058	1,308	145,116	18,247	(2,194)	(3,050)

Net realized and unrealized gain (loss) on investments	2,221	9,000	14,719	207,621	43,833	67,630	984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,095	$12,213	$15,137	$209,405	$45,503	$71,038	$5,612

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Small Company Growth Portfolio	Victory Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Mid Cap Value VCT Portfolio, Class II	Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$1,838	$7,802	$2,652	$-

EXPENSES:
Mortality and expense risk	2,007	13,132	1,174	1,668
Investment advisory expenses	643	-	-	-
Total expenses	2,650	13,132	1,174	1,668

NET INVESTMENT INCOME (LOSS)	(812)	(5,330)	1,478	(1,668)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(17,627)	15,965	7,647	(14,886)
Capital gain distributions	26,128	229,796	11,803	19,695

Net realized gain (loss) on investments	8,501	245,761	19,450	4,809

Change in net unrealized appreciation (depreciation) on investments	9,740	114,608	(5,466)	25,316

Net realized and unrealized gain (loss) on investments	18,241	360,369	13,984	30,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,429	$355,039	$15,462	$28,457

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(244)	$489	$(5,763)	$1,500	$(3,344)	$(22,422)	$(1,410)
Net realized gain (loss) on investments	9,879	2,396	89,947	43,969	110,967	501,044	22,091
Change in net unrealized appreciation (depreciation) on investments	(8,503)	8,623	13,482	(11,429)	29,231	103,353	11,275

Net increase (decrease) in net assets resulting from operations	1,132	11,508	97,666	34,040	136,854	581,975	31,956

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	(24,553)	(14,703)	(229,069)	(59,790)	(8,168)	(150,193)	(29,358)
Net transfers (to) from the Company and/or Subaccounts	10,599	5,874	5,081	20,307	5,557	(1,310,919)	(134,281)

Increase (decrease) in net assets resulting from Contract transactions	(13,954)	(8,829)	(223,988)	(39,483)	(2,611)	(1,461,112)	(163,639)

Total increase (decrease) in net assets	(12,822)	2,679	(126,322)	(5,443)	134,243	(879,137)	(131,683)

NET ASSETS:
Beginning of period	115,272	31,509	819,602	377,143	432,620	2,897,341	251,954

End of period	$102,450	$34,188	$693,280	$371,700	$566,863	$2,018,204	$120,271

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4	American Funds IS New World Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(583)	$(441)	$(1,362)	$384	$(59)	$110	$421
Net realized gain (loss) on investments	24,061	4,173	18,123	19,151	1,095	21,091	17,873
Change in net unrealized appreciation (depreciation) on investments	(14,308)	(1,482)	(7,172)	(5,686)	5,684	(2,648)	24,078

Net increase (decrease) in net assets resulting from operations	9,170	2,250	9,589	13,849	6,720	18,553	42,372

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	(3,690)	(12,641)	(63,416)	-	(43)	(41,274)
Net transfers (to) from the Company and/or Subaccounts	(2)	(3,755)	(1,642)	(21,767)	3,368	(5,483)	(2,431)

Increase (decrease) in net assets resulting from Contract transactions	(2)	(7,445)	(14,283)	(85,183)	3,368	(5,526)	(43,705)

Total increase (decrease) in net assets	9,168	(5,195)	(4,694)	(71,334)	10,088	13,027	(1,333)

NET ASSETS:
Beginning of period	64,157	56,474	182,877	108,300	43,656	115,123	176,139

End of period	$73,325	$51,279	$178,183	$36,966	$53,744	$128,150	$174,806

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,319	$8,489	$966	$(3,462)	$(1,095)	$(1,821)	$(373)
Net realized gain (loss) on investments	(1,939)	24,680	45,837	118,842	45,919	59,055	5,864
Change in net unrealized appreciation (depreciation) on investments	4,514	18,489	(2,300)	(40,572)	15,183	(36,847)	(2,086)

Net increase (decrease) in net assets resulting from operations	5,894	51,658	44,503	74,808	60,007	20,387	3,405

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	(7,795)	(6,303)	(81,646)	(6,840)	(68,726)	-	-
Net transfers (to) from the Company and/or Subaccounts	1,019	(468)	(1)	(27,020)	(902)	(115,487)	2,045

Increase (decrease) in net assets resulting from Contract transactions	(6,776)	(6,771)	(81,647)	(33,860)	(69,628)	(115,487)	2,045

Total increase (decrease) in net assets	(882)	44,887	(37,144)	40,948	(9,621)	(95,100)	5,450

NET ASSETS:
Beginning of period	91,326	274,333	572,503	819,179	391,505	290,677	83,934

End of period	$90,444	$319,220	$535,359	$860,127	$381,884	$195,577	$89,384

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Capital Growth VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(521)	$(87)	$(9,828)	$(5,819)	$(211)	$1,869	$(10,911)
Net realized gain (loss) on investments	5,904	(1,699)	503,625	101,055	(25,276)	15,421	231,165
Change in net unrealized appreciation (depreciation) on investments	1,847	5,466	(340,559)	(70,288)	12,594	(2,765)	(50,900)

Net increase (decrease) in net assets resulting from operations	7,230	3,680	153,238	24,948	(12,893)	14,525	169,354

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	60
Contract owners’ benefits	-	-	(618,691)	(1,002,032)	(85,567)	-	(213,362)
Net transfers (to) from the Company and/or Subaccounts	13	(2,334)	(417,906)	(8,083)	1	2,484	(644,631)

Increase (decrease) in net assets resulting from Contract transactions	13	(2,334)	(1,036,597)	(1,010,115)	(85,566)	2,484	(857,933)

Total increase (decrease) in net assets	7,243	1,346	(883,359)	(985,167)	(98,459)	17,009	(688,579)

NET ASSETS:
Beginning of period	77,449	13,046	2,053,454	1,448,635	98,459	174,712	1,574,344

End of period	$84,692	$14,392	$1,170,095	$463,468	$-	$191,721	$885,765

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$298	$245	$375	$4,806	$(16)	$126	$12,369
Net realized gain (loss) on investments	33,811	4,695	4,127	39,501	167	10,852	(33,293)
Change in net unrealized appreciation (depreciation) on investments	10,268	2,661	8,719	62,870	24	5,444	57,481

Net increase (decrease) in net assets resulting from operations	44,377	7,601	13,221	107,177	175	16,422	36,557

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	300	-	-	-
Contract owners’ benefits	(6,941)	(2,895)	-	(41,931)	-	(191)	(84,036)
Net transfers (to) from the Company and/or Subaccounts	(8,871)	(667)	(1)	(13,367)	1	(298)	(89,004)

Increase (decrease) in net assets resulting from Contract transactions	(15,812)	(3,562)	(1)	(54,998)	1	(489)	(173,040)

Total increase (decrease) in net assets	28,565	4,039	13,220	52,179	176	15,933	(136,483)

NET ASSETS:
Beginning of period	276,697	52,230	67,002	954,112	2,367	94,899	717,105

End of period	$305,262	$56,269	$80,222	$1,006,291	$2,543	$110,832	$580,622

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,472	$1,852	$280	$1,115	$1,583	$996	$540
Net realized gain (loss) on investments	8,020	1,978	1,990	659	1,353	1,103	533
Change in net unrealized appreciation (depreciation) on investments	69,865	26,985	10,376	3,398	4,258	3,807	2,110

Net increase (decrease) in net assets resulting from operations	107,357	30,815	12,646	5,172	7,194	5,906	3,183

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	(47,597)	(837)	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(7,178)	3,071	-	(1)	(1)	1	-

Increase (decrease) in net assets resulting from Contract transactions	(54,775)	2,234	-	(1)	(1)	1	-

Total increase (decrease) in net assets	52,582	33,049	12,646	5,171	7,193	5,907	3,183

NET ASSETS:
Beginning of period	1,461,766	100,865	33,530	54,827	72,154	53,818	26,007

End of period	$1,514,348	$133,914	$46,176	$59,998	$79,347	$59,725	$29,190

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,425	$50,822	$1,592	$12,436	$33,456	$1,814	$315,163
Net realized gain (loss) on investments	1,447	153,589	4,315	34,249	369	(137)	222,978
Change in net unrealized appreciation (depreciation) on investments	(158)	91,398	7,529	25,496	58,872	3,319	1,210,190

Net increase (decrease) in net assets resulting from operations	2,714	295,809	13,436	72,181	92,697	4,996	1,748,331

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	(675)	(129,577)	(2,940)	(51,432)	(150,831)	-	(840,566)
Net transfers (to) from the Company and/or Subaccounts	(5,850)	237,232	(111)	(265,662)	(73,466)	15,941	(352,156)

Increase (decrease) in net assets resulting from Contract transactions	(6,525)	107,655	(3,051)	(317,094)	(224,297)	15,941	(1,192,722)

Total increase (decrease) in net assets	(3,811)	403,464	10,385	(244,913)	(131,600)	20,937	555,609

NET ASSETS:
Beginning of period	43,391	2,567,989	103,318	1,044,781	1,409,363	165,633	14,966,463

End of period	$39,580	$2,971,453	$113,703	$799,868	$1,277,763	$186,570	$15,522,072

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II, Primary Shares	Franklin Small Cap Value VIP Fund, Class 2	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(382)	$40,620	$927	$1,404	$1,129	$(255)	$2,527
Net realized gain (loss) on investments	3,229	(9,726)	628	27,700	27,930	11,958	29,426
Change in net unrealized appreciation (depreciation) on investments	(1,390)	44,663	1,134	8,981	(4,296)	6,315	39,824

Net increase (decrease) in net assets resulting from operations	1,457	75,557	2,689	38,085	24,763	18,018	71,777

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	(8,107)	(18,766)	(6,268)	(37,631)	(68,834)	(13,952)	(56,083)
Net transfers (to) from the Company and/or Subaccounts	5,484	46,519	1,705	(132,725)	(5)	2,844	(131,718)

Increase (decrease) in net assets resulting from Contract transactions	(2,623)	27,753	(4,563)	(170,356)	(68,839)	(11,108)	(187,801)

Total increase (decrease) in net assets	(1,166)	103,310	(1,874)	(132,271)	(44,076)	6,910	(116,024)

NET ASSETS:
Beginning of period	62,663	1,278,151	53,794	549,147	194,844	137,028	501,237

End of period	$61,497	$1,381,461	$51,920	$416,876	$150,768	$143,938	$385,213

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. International Growth Fund, Series I	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Invesco V.I. Small Cap Equity Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,600)	$2,054	$4,648	$(127)	$(491)	$(308)	$(1,134)
Net realized gain (loss) on investments	142,172	22,265	(825)	3,484	9,180	30,999	6,866
Change in net unrealized appreciation (depreciation) on investments	(31,278)	12,724	565	5,324	(2,109)	(6,739)	5,053

Net increase (decrease) in net assets resulting from operations	104,294	37,043	4,388	8,681	6,580	23,952	10,785

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	5,040	-	-	-	-	-
Contract owners’ benefits	(65,032)	(6,432)	(43)	(2,363)	(1,796)	-	-
Net transfers (to) from the Company and/or Subaccounts	(147,719)	-	(3,870)	(12,064)	(103,846)	2,031	(4)

Increase (decrease) in net assets resulting from Contract transactions	(212,751)	(1,392)	(3,913)	(14,427)	(105,642)	2,031	(4)

Total increase (decrease) in net assets	(108,457)	35,651	475	(5,746)	(99,062)	25,983	10,781

NET ASSETS:
Beginning of period	796,314	251,085	72,963	56,854	123,022	291,484	148,859

End of period	$687,857	$286,736	$73,438	$51,108	$23,960	$317,467	$159,640

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,272)	$3,981	$45,942	$77,718	$43,591	$(2,232)	$(2,434)
Net realized gain (loss) on investments	32,784	14,716	180,295	(51,942)	(17,412)	114,760	66,353
Change in net unrealized appreciation (depreciation) on investments	18,865	24,590	367,142	88,049	48,677	92,507	(2,608)

Net increase (decrease) in net assets resulting from operations	49,377	43,287	593,379	113,825	74,856	205,035	61,311

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	420	-	60	-	-
Contract owners’ benefits	(1,837)	(7,333)	(132,265)	(262,861)	(115,089)	(8,246)	(144,543)
Net transfers (to) from the Company and/or Subaccounts	(1)	(355)	24,457	(63,942)	27,262	(21,878)	(25,589)

Increase (decrease) in net assets resulting from Contract transactions	(1,838)	(7,688)	(107,388)	(326,803)	(87,767)	(30,124)	(170,132)

Total increase (decrease) in net assets	47,539	35,599	485,991	(212,978)	(12,911)	174,911	(108,821)

NET ASSETS:
Beginning of period	255,559	311,481	4,255,248	1,841,992	1,209,295	1,036,974	282,851

End of period	$303,098	$347,080	$4,741,239	$1,629,014	$1,196,384	$1,211,885	$174,030

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares	Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,731)	$228	$1,139	$(3,485)	$17,793	$2,001	$11,446
Net realized gain (loss) on investments	112,415	614	5,969	47,923	37,188	(95)	5,306
Change in net unrealized appreciation (depreciation) on investments	57,036	8,334	50,723	33,529	252,940	719	67,172

Net increase (decrease) in net assets resulting from operations	164,720	9,176	57,831	77,967	307,921	2,625	83,924

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	120
Contract owners’ benefits	(248,024)	(1,324)	(2,654)	(18,660)	(66,313)	-	(24,196)
Net transfers (to) from the Company and/or Subaccounts	1,803	13	(5,110)	105	(78,553)	801	13,617

Increase (decrease) in net assets resulting from Contract transactions	(246,221)	(1,311)	(7,764)	(18,555)	(144,866)	801	(10,459)

Total increase (decrease) in net assets	(81,501)	7,865	50,067	59,412	163,055	3,426	73,465

NET ASSETS:
Beginning of period	697,877	33,120	213,413	460,367	794,411	53,221	971,537

End of period	$616,376	$40,985	$263,480	$519,779	$957,466	$56,647	$1,045,002

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II	LVIP Baron Growth Opportunities Fund, Service Class	LVIP BlackRock Equity Dividend Fund, Standard Class	LVIP JPMorgan Core Bond Fund, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,329	$638	$1,914	$32,575	$(6,984)	$1,457	$341
Net realized gain (loss) on investments	(14,777)	(117)	18,498	451,849	146,376	12,342	(1)
Change in net unrealized appreciation (depreciation) on investments	118,930	17,604	(2,117)	32,503	(230,673)	1,412	430

Net increase (decrease) in net assets resulting from operations	113,482	18,125	18,295	516,927	(91,281)	15,211	770

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	60	-	-	-
Contract owners’ benefits	(86,068)	(2,492)	(1,887)	(177,381)	(12,783)	(779)	-
Net transfers (to) from the Company and/or Subaccounts	(1,954)	(5,036)	(11,004)	(400,280)	(99,440)	3,779	-

Increase (decrease) in net assets resulting from Contract transactions	(88,022)	(7,528)	(12,891)	(577,601)	(112,223)	3,000	-

Total increase (decrease) in net assets	25,460	10,597	5,404	(60,674)	(203,504)	18,211	770

NET ASSETS:
Beginning of period	895,410	124,254	240,875	3,520,004	876,535	118,187	11,853

End of period	$920,870	$134,851	$246,279	$3,459,330	$673,031	$136,398	$12,623

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT II International Intrinsic Value Portfolio, Service Class	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Utilities Series, Service Class	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(235)	$(931)	$205	$6,114	$1,500	$2,476	$(9)
Net realized gain (loss) on investments	4,034	13,039	2,800	98,001	34,711	45,229	93
Change in net unrealized appreciation (depreciation) on investments	82	23,679	5,917	227,283	(22,440)	(4,882)	23

Net increase (decrease) in net assets resulting from operations	3,881	35,787	8,922	331,398	13,771	42,823	107

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	(38,869)	(1,897)	-	(24,753)	(51,782)	(132,342)	-
Net transfers (to) from the Company and/or Subaccounts	(8,701)	(2,519)	(1,505)	(107,894)	840	(182,914)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(47,570)	(4,416)	(1,505)	(132,647)	(50,942)	(315,256)	(1)

Total increase (decrease) in net assets	(43,689)	31,371	7,417	198,751	(37,171)	(272,433)	106

NET ASSETS:
Beginning of period	52,780	449,361	44,420	1,106,919	336,693	445,552	1,021

End of period	$9,091	$480,732	$51,837	$1,305,670	$299,522	$173,119	$1,127

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Nomura VIP Emerging Markets Series, Standard Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Standard Class	Nomura VIP Small Cap Value Series, Standard Class	NVIT Mid Cap Index Fund, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,319	$(240)	$110	$1,453	$1,720	$2,910	$1,620
Net realized gain (loss) on investments	4,596	4,868	1,618	21,308	18,725	(12,582)	101
Change in net unrealized appreciation (depreciation) on investments	100,000	15,533	4,968	336	18,451	34,883	1,837

Net increase (decrease) in net assets resulting from operations	105,915	20,161	6,696	23,097	38,896	25,211	3,558

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	7,860	-	-
Contract owners’ benefits	(10,154)	-	-	(12,897)	(35,266)	(1,389)	-
Net transfers (to) from the Company and/or Subaccounts	(5,766)	-	-	(2,847)	(149,407)	(51,292)	457

Increase (decrease) in net assets resulting from Contract transactions	(15,920)	-	-	(15,744)	(176,813)	(52,681)	457

Total increase (decrease) in net assets	89,995	20,161	6,696	7,353	(137,917)	(27,470)	4,015

NET ASSETS:
Beginning of period	139,140	86,231	28,729	327,733	1,112,625	160,595	22,706

End of period	$229,135	$106,392	$35,425	$335,086	$974,708	$133,125	$26,721

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class	PIMCO VIT Total Return Portfolio, Administrative Class	Prudential Series Fund Natural Resources Portfolio, Class II	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	Putnam VT Core Equity Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$96,384	$76,746	$9,383	$113,670	$(69)	$(1,269)	$7
Net realized gain (loss) on investments	(14,112)	(41,336)	(168)	(79,582)	3,771	2,417	26,516
Change in net unrealized appreciation (depreciation) on investments	53,393	76,115	14,275	226,646	(6,011)	27,113	11,206

Net increase (decrease) in net assets resulting from operations	135,665	111,525	23,490	260,734	(2,309)	28,261	37,729

CONTRACT TRANSACTIONS:
Contract owners’ net payments	120	-	-	-	-	-	-
Contract owners’ benefits	(45,687)	(101,463)	(851)	(82,957)	-	(2,075)	(20,557)
Net transfers (to) from the Company and/or Subaccounts	(102,015)	119,475	11,048	(199,215)	(26,429)	25,676	372

Increase (decrease) in net assets resulting from Contract transactions	(147,582)	18,012	10,197	(282,172)	(26,429)	23,601	(20,185)

Total increase (decrease) in net assets	(11,917)	129,537	33,687	(21,438)	(28,738)	51,862	17,544

NET ASSETS:
Beginning of period	1,705,738	2,212,042	324,531	3,429,898	28,738	119,876	241,910

End of period	$1,693,821	$2,341,579	$358,218	$3,408,460	$-	$171,738	$259,454

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,429	$(2,821)	$13,139	$(90)	$521	$8,289	$27,362
Net realized gain (loss) on investments	16,108	48,552	(25,509)	1,151	3,659	189,213	(40,973)
Change in net unrealized appreciation (depreciation) on investments	(418)	10,810	34,297	4,882	14,118	(19,609)	44,808

Net increase (decrease) in net assets resulting from operations	18,119	56,541	21,927	5,943	18,298	177,893	31,197

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	(490,954)	(2,218)	-	-	(337,493)	(7,767)
Net transfers (to) from the Company and/or Subaccounts	(1)	(9,183)	(70,120)	-	(9,704)	(75,306)	(76,153)

Increase (decrease) in net assets resulting from Contract transactions	(1)	(500,137)	(72,338)	-	(9,704)	(412,799)	(83,920)

Total increase (decrease) in net assets	18,118	(443,596)	(50,411)	5,943	8,594	(234,906)	(52,723)

NET ASSETS:
Beginning of period	129,916	640,038	367,259	16,040	56,986	1,037,533	419,825

End of period	$148,034	$196,442	$316,848	$21,983	$65,580	$802,627	$367,102

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$760	$268,464	$106,394	$304	$3,935	$204	$(1,590)
Net realized gain (loss) on investments	5,046	53	3,112,784	343	18,453	4,441	3,211
Change in net unrealized appreciation (depreciation) on investments	(385)	-	1,088,325	1,377	57,683	2,403	26,849

Net increase (decrease) in net assets resulting from operations	5,421	268,517	4,307,503	2,024	80,071	7,048	28,470

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	3,120	10,380	-	-	-	-
Contract owners’ benefits	(2,427)	(7,067,928)	(1,752,171)	-	-	(44)	(804)
Net transfers (to) from the Company and/or Subaccounts	(652)	7,266,018	(2,240,349)	(1)	(1)	(5,075)	(16,664)

Increase (decrease) in net assets resulting from Contract transactions	(3,079)	201,210	(3,982,140)	(1)	(1)	(5,119)	(17,468)

Total increase (decrease) in net assets	2,342	469,727	325,363	2,023	80,070	1,929	11,002

NET ASSETS:
Beginning of period	75,822	7,546,303	27,146,016	16,763	582,236	47,416	188,559

End of period	$78,164	$8,016,030	$27,471,379	$18,786	$662,306	$49,345	$199,561

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Third Avenue Value Portfolio	Touchstone Bond Fund, Class I	Touchstone Common Stock Fund, Class I	Touchstone Common Stock Fund, Class SC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,921)	$8,561	$(382)	$996	$35,308	$(362)	$(1,698)
Net realized gain (loss) on investments	16,968	33,733	(3,516)	5,041	(8,975)	20,817	116,229
Change in net unrealized appreciation (depreciation) on investments	23,295	41,580	14,030	13,427	45,850	1	(60,057)

Net increase (decrease) in net assets resulting from operations	38,342	83,874	10,132	19,464	72,183	20,456	54,474

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	(143,537)	-	(1,354)	-	(48,389)	(4,701)	(2,707)
Net transfers (to) from the Company and/or Subaccounts	1,931	391,153	(7,160)	(31)	86,331	(7)	(174,449)

Increase (decrease) in net assets resulting from Contract transactions	(141,606)	391,153	(8,514)	(31)	37,942	(4,708)	(177,156)

Total increase (decrease) in net assets	(103,264)	475,027	1,618	19,433	110,125	15,748	(122,682)

NET ASSETS:
Beginning of period	321,709	101,611	70,664	57,533	991,401	123,928	416,769

End of period	$218,445	$576,638	$72,282	$76,966	$1,101,526	$139,676	$294,087

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Touchstone Small Company Fund, Class I	VanEck VIP Emerging Markets Bond Fund, Initial Class	VanEck VIP Global Resources Fund, Class S	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(126)	$3,213	$418	$1,784	$1,670	$3,408	$4,628
Net realized gain (loss) on investments	4,460	(1,058)	13,411	62,505	25,586	69,824	4,034
Change in net unrealized appreciation (depreciation) on investments	(2,239)	10,058	1,308	145,116	18,247	(2,194)	(3,050)

Net increase (decrease) in net assets resulting from operations	2,095	12,213	15,137	209,405	45,503	71,038	5,612

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	(5,711)	(21,631)	(2,995)	(4,645)	(1,122)	(169,666)	(926)
Net transfers (to) from the Company and/or Subaccounts	(41)	14,816	(38,159)	(77,830)	(1,365)	8,125	(2,208)

Increase (decrease) in net assets resulting from Contract transactions	(5,752)	(6,815)	(41,154)	(82,475)	(2,487)	(161,541)	(3,134)

Total increase (decrease) in net assets	(3,657)	5,398	(26,017)	126,930	43,016	(90,503)	2,478

NET ASSETS:
Beginning of period	27,592	148,694	63,931	778,513	290,110	678,428	235,000

End of period	$23,935	$154,092	$37,914	$905,443	$333,126	$587,925	$237,478

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Vanguard VIF Small Company Growth Portfolio	Victory Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Mid Cap Value VCT Portfolio, Class II	Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(812)	$(5,330)	$1,478	$(1,668)
Net realized gain (loss) on investments	8,501	245,761	19,450	4,809
Change in net unrealized appreciation (depreciation) on investments	9,740	114,608	(5,466)	25,316

Net increase (decrease) in net assets resulting from operations	17,429	355,039	15,462	28,457

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	60	-	-
Contract owners’ benefits	(120,385)	(22,064)	-	(45,872)
Net transfers (to) from the Company and/or Subaccounts	-	(32,485)	(142,263)	175

Increase (decrease) in net assets resulting from Contract transactions	(120,385)	(54,489)	(142,263)	(45,697)

Total increase (decrease) in net assets	(102,956)	300,550	(126,801)	(17,240)

NET ASSETS:
Beginning of period	392,333	1,646,596	126,801	247,848

End of period	$289,377	$1,947,146	$-	$230,608

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class A	AB VPS International Value Portfolio, Class A	AB VPS Large Cap Growth Portfolio, Class A	AB VPS Relative Value Portfolio, Class A	AB VPS Sustainable International Thematic Portfolio, Class A	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(220)	$538	$(5,038)	$2,952	$(234)	$(2,443)	$(22,729)
Net realized gain (loss) on investments	5,826	2,539	36,916	14,917	(44,845)	(4,011)	(24,483)
Change in net unrealized appreciation (depreciation) on investments	4,306	(834)	123,603	20,656	42,269	136,946	930,295

Net increase (decrease) in net assets resulting from operations	9,912	2,243	155,481	38,525	(2,810)	130,492	883,083

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(14,848)	(19,479)	41,313	35,785	(184,256)	35,673	(186,957)

Increase (decrease) in net assets resulting from Contract transactions	(14,848)	(19,479)	41,313	35,785	(184,256)	35,673	(186,957)

Total increase (decrease) in net assets	(4,936)	(17,236)	196,794	74,310	(187,066)	166,165	696,126

NET ASSETS:
Beginning of period	120,208	48,745	622,808	302,833	187,066	266,455	2,201,215

End of period	$115,272	$31,509	$819,602	$377,143	$-	$432,620	$2,897,341

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Mid Cap Growth Portfolio, Class I-2	Allspring VT Discovery All Cap Growth Fund, Class 2	Allspring VT Discovery SMID Cap Growth Fund, Class 2	Allspring VT Opportunity Fund, Class 2	American Funds IS Global Growth Fund, Class 1	American Funds IS Global Small Capitalization Fund, Class 2	American Funds IS Growth-Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,848)	$(795)	$(618)	$(1,399)	$1,574	$295	$204
Net realized gain (loss) on investments	(11,711)	8,445	1,874	18,080	27,620	1,594	25,527
Change in net unrealized appreciation (depreciation) on investments	62,027	13,067	7,988	6,005	1,819	(1,205)	6,902

Net increase (decrease) in net assets resulting from operations	48,468	20,717	9,244	22,686	31,013	684	32,633

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(70,326)	(60,461)	(12,364)	(7,019)	(143,534)	42,972	(99,112)

Increase (decrease) in net assets resulting from Contract transactions	(70,326)	(60,461)	(12,364)	(7,019)	(143,534)	42,972	(99,112)

Total increase (decrease) in net assets	(21,858)	(39,744)	(3,120)	15,667	(112,521)	43,656	(66,479)

NET ASSETS:
Beginning of period	273,812	103,901	59,594	167,210	220,821	-	181,602

End of period	$251,954	$64,157	$56,474	$182,877	$108,300	$43,656	$115,123

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	American Funds IS New World Fund, Class 2	American Funds IS The Bond Fund of America, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BNY Mellon IP MidCap Stock Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2)	$990	$3,320	$1,896	$1,538	$(3,495)	$(692)
Net realized gain (loss) on investments	(6)	3,371	(1,306)	17,583	8,602	53,802	18,282
Change in net unrealized appreciation (depreciation) on investments	141	6,035	(1,096)	2,475	52,501	37,859	52,566

Net increase (decrease) in net assets resulting from operations	133	10,396	918	21,954	62,641	88,166	70,156

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,412)	(17,374)	30,799	(7,130)	(19,064)	(41,123)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(2,412)	(17,374)	30,799	(7,130)	(19,064)	(41,123)	(1)

Total increase (decrease) in net assets	(2,279)	(6,978)	31,717	14,824	43,577	47,043	70,155

NET ASSETS:
Beginning of period	2,279	183,117	59,609	259,509	528,926	772,136	321,350

End of period	$-	$176,139	$91,326	$274,333	$572,503	$819,179	$391,505

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class I	ClearBridge Variable Mid Cap Portfolio, Class I	ClearBridge Variable Small Cap Growth Portfolio, Class I	Columbia VP Emerging Markets Fund, Class 2	Columbia VP Large Cap Growth Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	Columbia VP Small Cap Value Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,968)	$(74)	$(480)	$41	$(13,362)	$(13,104)	$(339)
Net realized gain (loss) on investments	15,708	1,933	2,563	(393)	142,662	283,391	2,814
Change in net unrealized appreciation (depreciation) on investments	50,140	5,251	811	946	382,855	100,942	5,040

Net increase (decrease) in net assets resulting from operations	63,880	7,110	2,894	594	512,155	371,229	7,515

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(14,381)	2,131	2,878	717	(87,685)	(652,290)	(15,742)

Increase (decrease) in net assets resulting from Contract transactions	(14,381)	2,131	2,878	717	(87,685)	(652,290)	(15,742)

Total increase (decrease) in net assets	49,499	9,241	5,772	1,311	424,470	(281,061)	(8,227)

NET ASSETS:
Beginning of period	241,178	74,693	71,677	11,735	1,628,984	1,729,696	106,686

End of period	$290,677	$83,934	$77,449	$13,046	$2,053,454	$1,448,635	$98,459

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Delaware VIP International Series, Standard Class	Dimensional VA US Targeted Value Portfolio, Institutional	DWS Capital Growth VIP, Class A	DWS Core Equity VIP, Class A	DWS CROCI U.S. VIP, Class A	DWS Global Small Cap VIP, Class A	DWS Small Cap Index VIP, Class A
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$876	$910	$(8,704)	$(69)	$220	$616	$4,066
Net realized gain (loss) on investments	(7,708)	20,285	124,080	51,229	7,976	4,430	(25,190)
Change in net unrealized appreciation (depreciation) on investments	9,330	(8,246)	209,064	11,389	2,253	(1,016)	120,864

Net increase (decrease) in net assets resulting from operations	2,498	12,949	324,440	62,549	10,449	4,030	99,740

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	50	-	-	-	300
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(87,566)	(35,784)	52,139	(224,973)	(5,629)	(16,631)	(259,707)

Increase (decrease) in net assets resulting from Contract transactions	(87,566)	(35,784)	52,189	(224,973)	(5,629)	(16,631)	(259,407)

Total increase (decrease) in net assets	(85,068)	(22,835)	376,629	(162,424)	4,820	(12,601)	(159,667)

NET ASSETS:
Beginning of period	85,068	197,547	1,197,715	439,121	47,410	79,603	1,113,779

End of period	$-	$174,712	$1,574,344	$276,697	$52,230	$67,002	$954,112

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Small Mid Cap Growth VIP, Class A	DWS Small Mid Cap Value VIP, Class A	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Lifetime 2015 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(15)	$576	$13,131	$35,563	$1,111	$-	$1,080
Net realized gain (loss) on investments	17	5,868	(10,003)	14,876	188	-	1,068
Change in net unrealized appreciation (depreciation) on investments	98	(860)	(118)	12,649	690	-	824

Net increase (decrease) in net assets resulting from operations	100	5,584	3,010	63,088	1,989	-	2,972

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	(32,031)	69,247	(49,968)	9,876	33,530	1

Increase (decrease) in net assets resulting from Contract transactions	1	(32,031)	69,247	(49,968)	9,876	33,530	1

Total increase (decrease) in net assets	101	(26,447)	72,257	13,120	11,865	33,530	2,973

NET ASSETS:
Beginning of period	2,266	121,346	644,848	1,448,646	89,000	-	51,854

End of period	$2,367	$94,899	$717,105	$1,461,766	$100,865	$33,530	$54,827

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,582	$944	$552	$2,894	$63,427	$2,383	$23,445
Net realized gain (loss) on investments	777	1,277	688	1,230	101,308	2,899	22,838
Change in net unrealized appreciation (depreciation) on investments	1,886	1,126	543	1,860	31,653	4,062	13,933

Net increase (decrease) in net assets resulting from operations	4,245	3,347	1,783	5,984	196,388	9,344	60,216

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1	-	-	(4,959)	(664,578)	(11,525)	(47,156)

Increase (decrease) in net assets resulting from Contract transactions	1	-	-	(4,959)	(664,578)	(11,525)	(47,156)

Total increase (decrease) in net assets	4,246	3,347	1,783	1,025	(468,190)	(2,181)	13,060

NET ASSETS:
Beginning of period	67,908	50,471	24,224	42,366	3,036,179	105,499	1,031,721

End of period	$72,154	$53,818	$26,007	$43,391	$2,567,989	$103,318	$1,044,781

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Managed Volatility Fund II, Primary Shares	Franklin Small Cap Value VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,423	$3,161	$221,325	$(453)	$37,904	$1,374	$805
Net realized gain (loss) on investments	(789)	5,758	809,425	7,544	(149,196)	(5,261)	(4,059)
Change in net unrealized appreciation (depreciation) on investments	18,433	1,621	56,542	(533)	98,493	11,666	62,561

Net increase (decrease) in net assets resulting from operations	56,067	10,540	1,087,292	6,558	(12,799)	7,779	59,307

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	104,704	11,985	(2,229,895)	(27,311)	(776,840)	(39,255)	(127,213)

Increase (decrease) in net assets resulting from Contract transactions	104,704	11,985	(2,229,895)	(27,311)	(776,840)	(39,255)	(127,213)

Total increase (decrease) in net assets	160,771	22,525	(1,142,603)	(20,753)	(789,639)	(31,476)	(67,906)

NET ASSETS:
Beginning of period	1,248,592	143,108	16,109,066	83,416	2,067,790	85,270	617,053

End of period	$1,409,363	$165,633	$14,966,463	$62,663	$1,278,151	$53,794	$549,147

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series I	Invesco V.I. Core Equity Fund, Series I	Invesco V.I. EQV International Equity Fund, Series I	Invesco V.I. Global Fund, Series I	Invesco V.I. Growth and Income Fund, Series I	Invesco V.I. High Yield Fund, Series I	Invesco V.I. International Growth Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,517	$(231)	$4,396	$(6,637)	$1,863	$3,671	$93
Net realized gain (loss) on investments	33,805	13,369	442	42,757	26,601	(1,098)	(700)
Change in net unrealized appreciation (depreciation) on investments	(1,656)	14,973	(6,579)	78,515	25,509	2,403	(381)

Net increase (decrease) in net assets resulting from operations	33,666	28,111	(1,741)	114,635	53,973	4,976	(988)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	5,040	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(126,177)	(22,057)	14,707	(138,974)	(201,746)	(10,549)	(70,945)

Increase (decrease) in net assets resulting from Contract transactions	(126,177)	(22,057)	14,707	(138,974)	(196,706)	(10,549)	(70,945)

Total increase (decrease) in net assets	(92,511)	6,054	12,966	(24,339)	(142,733)	(5,573)	(71,933)

NET ASSETS:
Beginning of period	287,355	130,974	488,271	820,653	393,818	78,536	128,787

End of period	$194,844	$137,028	$501,237	$796,314	$251,085	$72,963	$56,854

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Mid Cap Fund, Series I	Invesco V.I. Main Street Small Cap Fund, Series I	Invesco V.I. Small Cap Equity Fund, Series I	Invesco V.I. Technology Fund, Series I	Janus Henderson VIT Balanced Portfolio, Institutional Shares	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(398)	$(1,704)	$(854)	$(1,921)	$3,968	$43,506	$73,608
Net realized gain (loss) on investments	2,699	17,377	6,505	10,415	18,598	35,935	(32,691)
Change in net unrealized appreciation (depreciation) on investments	14,627	18,510	16,205	55,217	23,462	465,618	(19,067)

Net increase (decrease) in net assets resulting from operations	16,928	34,183	21,856	63,711	46,028	545,059	21,850

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	400	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	828	9,380	1	(1,357)	(61,740)	(115,535)	(15,224)

Increase (decrease) in net assets resulting from Contract transactions	828	9,380	1	(1,357)	(61,740)	(115,135)	(15,224)

Total increase (decrease) in net assets	17,756	43,563	21,857	62,354	(15,712)	429,924	6,626

NET ASSETS:
Beginning of period	105,266	247,921	127,002	193,205	327,193	3,825,324	1,835,366

End of period	$123,022	$291,484	$148,859	$255,559	$311,481	$4,255,248	$1,841,992

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Global Research Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Janus Henderson VIT Overseas Portfolio, Service Shares	Janus Henderson VIT Research Portfolio, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$40,948	$(264)	$(2,479)	$(4,466)	$158	$171	$(3,727)
Net realized gain (loss) on investments	(32,849)	36,251	12,531	23,148	2,741	19,355	72,215
Change in net unrealized appreciation (depreciation) on investments	537	153,357	61,822	159,182	(585)	(9,860)	63,751

Net increase (decrease) in net assets resulting from operations	8,636	189,344	71,874	177,864	2,314	9,666	132,239

CONTRACT TRANSACTIONS:
Contract owners’ net payments	50	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(150,268)	10,227	(39,448)	(137,590)	(10,297)	(16,216)	(126,745)

Increase (decrease) in net assets resulting from Contract transactions	(150,218)	10,227	(39,448)	(137,590)	(10,297)	(16,216)	(126,745)

Total increase (decrease) in net assets	(141,582)	199,571	32,426	40,274	(7,983)	(6,550)	5,494

NET ASSETS:
Beginning of period	1,350,877	837,403	250,425	657,603	41,103	219,963	454,873

End of period	$1,209,295	$1,036,974	$282,851	$697,877	$33,120	$213,413	$460,367

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,387	$1,944	$12,537	$6,862	$1,974	$3,864	$77,777
Net realized gain (loss) on investments	6,111	(51)	3,429	(16,231)	4,306	(1,371)	292,481
Change in net unrealized appreciation (depreciation) on investments	26,237	167	82,676	115,948	1,375	17,953	(73,398)

Net increase (decrease) in net assets resulting from operations	51,735	2,060	98,642	106,579	7,655	20,446	296,860

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	100	-	-	-	50
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(55,079)	6,849	(31,195)	(70,330)	(80,684)	(119,567)	(355,469)

Increase (decrease) in net assets resulting from Contract transactions	(55,079)	6,849	(31,095)	(70,330)	(80,684)	(119,567)	(355,419)

Total increase (decrease) in net assets	(3,344)	8,909	67,547	36,249	(73,029)	(99,121)	(58,559)

NET ASSETS:
Beginning of period	797,755	44,312	903,990	859,161	197,283	339,996	3,578,563

End of period	$794,411	$53,221	$971,537	$895,410	$124,254	$240,875	$3,520,004

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP Baron Growth Opportunities Fund, Service Class	LVIP BlackRock Equity Dividend Fund, Standard Class	LVIP JPMorgan Core Bond Fund, Standard Class	LVIP JPMorgan Small Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	MFS VIT II International Growth Portfolio, Initial Class	MFS VIT II International Intrinsic Value Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,631)	$1,399	$494	$33	$(389)	$262	$4,266
Net realized gain (loss) on investments	62,165	(2,552)	-	831	35,389	145	83,144
Change in net unrealized appreciation (depreciation) on investments	(18,565)	14,924	(641)	4,339	19,908	1,041	(12,770)

Net increase (decrease) in net assets resulting from operations	37,969	13,771	(147)	5,203	54,908	1,448	74,640

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(110,889)	(103,727)	12,000	(371)	134,041	42,972	(89,581)

Increase (decrease) in net assets resulting from Contract transactions	(110,889)	(103,727)	12,000	(371)	134,041	42,972	(89,581)

Total increase (decrease) in net assets	(72,920)	(89,956)	11,853	4,832	188,949	44,420	(14,941)

NET ASSETS:
Beginning of period	949,455	208,143	-	47,948	260,412	-	1,121,860

End of period	$876,535	$118,187	$11,853	$52,780	$449,361	$44,420	$1,106,919

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS VIT III Mid Cap Value Portfolio, Initial Class	MFS VIT Utilities Series, Service Class	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	Nomura VIP Emerging Markets Series, Standard Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Standard Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,617	$5,902	$7,037	$(5)	$4,973	$869	$434
Net realized gain (loss) on investments	23,332	12,339	(16,564)	27	2,355	6,449	1,297
Change in net unrealized appreciation (depreciation) on investments	15,206	23,008	62,852	52	9,133	(1,634)	(222)

Net increase (decrease) in net assets resulting from operations	41,155	41,249	53,325	74	16,461	5,684	1,509

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(711)	(29,046)	(434,068)	-	(112,154)	(35,040)	27,220

Increase (decrease) in net assets resulting from Contract transactions	(711)	(29,046)	(434,068)	-	(112,154)	(35,040)	27,220

Total increase (decrease) in net assets	40,444	12,203	(380,743)	74	(95,693)	(29,356)	28,729

NET ASSETS:
Beginning of period	296,249	433,349	380,743	947	234,833	115,587	-

End of period	$336,693	$445,552	$-	$1,021	$139,140	$86,231	$28,729

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Nomura VIP Small Cap Value Series, Standard Class	NVIT Mid Cap Index Fund, Class II	PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	PIMCO VIT High Yield Portfolio, Administrative Class	PIMCO VIT Low Duration Portfolio, Administrative Class	PIMCO VIT Real Return Portfolio, Administrative Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,895	$681	$2,536	$1,304	$88,537	$75,917	$6,775
Net realized gain (loss) on investments	30,997	41,409	(2,780)	(30)	(11,888)	(24,091)	(4,299)
Change in net unrealized appreciation (depreciation) on investments	8,908	78,171	6,103	214	25,522	33,608	3,116

Net increase (decrease) in net assets resulting from operations	41,800	120,261	5,859	1,488	102,171	85,434	5,592

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	7,860	-	-	100	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(135,059)	74,873	2,454	91	(99,136)	(236,199)	(67,879)

Increase (decrease) in net assets resulting from Contract transactions	(135,059)	82,733	2,454	91	(99,036)	(236,199)	(67,879)

Total increase (decrease) in net assets	(93,259)	202,994	8,313	1,579	3,135	(150,765)	(62,287)

NET ASSETS:
Beginning of period	420,992	909,631	152,282	21,127	1,702,603	2,362,807	386,818

End of period	$327,733	$1,112,625	$160,595	$22,706	$1,705,738	$2,212,042	$324,531

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Total Return Portfolio, Administrative Class	Prudential Series Fund Natural Resources Portfolio, Class II	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	Putnam VT Core Equity Fund, Class IA	Putnam VT Global Asset Allocation Fund, Class IA	Putnam VT Global Health Care Fund, Class IB	Putnam VT Income Fund, Class IA
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$114,912	$(253)	$(957)	$373	$2,011	$(2,146)	$19,883
Net realized gain (loss) on investments	(110,973)	58	1,941	15,624	6,564	41,851	(25,296)
Change in net unrealized appreciation (depreciation) on investments	51,949	1,051	22,763	36,743	10,940	(37,140)	13,093

Net increase (decrease) in net assets resulting from operations	55,888	856	23,747	52,740	19,515	2,565	7,680

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(321,314)	(1)	(627)	(12,370)	(82,260)	13,471	(19,786)

Increase (decrease) in net assets resulting from Contract transactions	(321,314)	(1)	(627)	(12,370)	(82,260)	13,471	(19,786)

Total increase (decrease) in net assets	(265,426)	855	23,120	40,370	(62,745)	16,036	(12,106)

NET ASSETS:
Beginning of period	3,695,324	27,883	96,756	201,540	192,661	624,002	379,365

End of period	$3,429,898	$28,738	$119,876	$241,910	$129,916	$640,038	$367,259

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IA	Putnam VT International Value Fund, Class IA	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Royce Capital Fund Small-Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,007	$1,119	$4,021	$24,455	$46	$276,752	$192,775
Net realized gain (loss) on investments	4,144	574	82,040	(18,391)	14,461	57	1,844,464
Change in net unrealized appreciation (depreciation) on investments	(1,066)	936	89,239	11,100	(13,516)	(9)	3,605,502

Net increase (decrease) in net assets resulting from operations	4,085	2,629	175,300	17,164	991	276,800	5,642,741

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	3,020	10,380
Contract owners’ benefits	-	-	-	-	-	(1,157,216)	-
Net transfers (to) from the Company and/or Subaccounts	(39,705)	1,843	(123,007)	42,447	(17,574)	1,551,017	(2,803,218)

Increase (decrease) in net assets resulting from Contract transactions	(39,705)	1,843	(123,007)	42,447	(17,574)	396,821	(2,792,838)

Total increase (decrease) in net assets	(35,620)	4,472	52,293	59,611	(16,583)	673,621	2,849,903

NET ASSETS:
Beginning of period	51,660	52,514	985,240	360,214	92,405	6,872,682	24,296,113

End of period	$16,040	$56,986	$1,037,533	$419,825	$75,822	$7,546,303	$27,146,016

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio, Class II	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$919	$2,739	$241	$(1,949)	$(2,237)	$1,852	$(928)
Net realized gain (loss) on investments	2,028	3,226	363	36,097	30,635	63	(45,755)
Change in net unrealized appreciation (depreciation) on investments	1,509	38,332	3,809	(24,715)	(25,979)	(3,612)	28,265

Net increase (decrease) in net assets resulting from operations	4,456	44,297	4,413	9,433	2,419	(1,697)	(18,418)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(39,367)	(467)	(510)	(84,060)	(1)	-	(129,265)

Increase (decrease) in net assets resulting from Contract transactions	(39,367)	(467)	(510)	(84,060)	(1)	-	(129,265)

Total increase (decrease) in net assets	(34,911)	43,830	3,903	(74,627)	2,418	(1,697)	(147,683)

NET ASSETS:
Beginning of period	51,674	538,406	43,513	263,186	319,291	103,308	218,347

End of period	$16,763	$582,236	$47,416	$188,559	$321,709	$101,611	$70,664

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Third Avenue Value Portfolio	Touchstone Bond Fund, Class I	Touchstone Common Stock Fund, Class I	Touchstone Common Stock Fund, Class SC	Touchstone Small Company Fund, Class I	VanEck VIP Emerging Markets Bond Fund, Initial Class	VanEck VIP Global Resources Fund, Class S
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,100	$47,217	$(818)	$(1,089)	$(379)	$5,194	$1,995
Net realized gain (loss) on investments	5,006	(2,531)	36,773	34,950	9,496	(7,748)	17,879
Change in net unrealized appreciation (depreciation) on investments	(7,895)	(37,940)	8,942	37,968	2,912	4,050	(20,934)

Net increase (decrease) in net assets resulting from operations	(1,789)	6,746	44,897	71,829	12,029	1,496	(1,060)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	269,684	(146,414)	(12,210)	(82,351)	(90,822)	(53,620)

Increase (decrease) in net assets resulting from Contract transactions	-	269,684	(146,414)	(12,210)	(82,351)	(90,822)	(53,620)

Total increase (decrease) in net assets	(1,789)	276,430	(101,517)	59,619	(70,322)	(89,326)	(54,680)

NET ASSETS:
Beginning of period	59,322	714,971	225,445	357,150	97,914	238,020	118,611

End of period	$57,533	$991,401	$123,928	$416,769	$27,592	$148,694	$63,931

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Vanguard VIF Capital Growth Portfolio	Vanguard VIF Diversified Value Portfolio	Vanguard VIF Mid-Cap Index Portfolio	Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Small Company Growth Portfolio	Victory Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Mid Cap Value VCT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,464	$1,680	$4,053	$6,277	$(636)	$244	$1,131
Net realized gain (loss) on investments	24,311	19,584	9,784	2,960	(1,685)	114,423	(4,970)
Change in net unrealized appreciation (depreciation) on investments	62,169	14,837	69,160	523	40,255	133,370	15,067

Net increase (decrease) in net assets resulting from operations	88,944	36,101	82,997	9,760	37,934	248,037	11,228

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	50	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(28,127)	(15,252)	37,191	(43,219)	(8,866)	535,542	(34,619)

Increase (decrease) in net assets resulting from Contract transactions	(28,127)	(15,252)	37,191	(43,219)	(8,866)	535,592	(34,619)

Total increase (decrease) in net assets	60,817	20,849	120,188	(33,459)	29,068	783,629	(23,391)

NET ASSETS:
Beginning of period	717,696	269,261	558,240	268,459	363,265	862,967	150,192

End of period	$778,513	$290,110	$678,428	$235,000	$392,333	$1,646,596	$126,801

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

SUBACCOUNTS
Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,842)
Net realized gain (loss) on investments	(3,295)
Change in net unrealized appreciation (depreciation) on investments	52,313

Net increase (decrease) in net assets resulting from operations	47,176

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-
Contract owners’ benefits	-
Net transfers (to) from the Company and/or Subaccounts	28,886

Increase (decrease) in net assets resulting from Contract transactions	28,886

Total increase (decrease) in net assets	76,062

NET ASSETS:
Beginning of period	171,786

End of period	$247,848

Note: Totals may not appear to foot/crossfoot due to rounding.
Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-1 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The Variable Annuity-1 Series Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account’s value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners’ net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Advisor NY

Schwab Choice NY

Schwab OneSource NY

Schwab Select NY

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 160 available Subaccount investment options, as follows:

AB VPS Discovery Value Portfolio, Class A

AB VPS International Value Portfolio, Class A

AB VPS Large Cap Growth Portfolio, Class A

AB VPS Relative Value Portfolio, Class A

AB VPS Sustainable International Thematic Portfolio, Class A (a)

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Allspring VT Discovery All Cap Growth Fund, Class 2

Allspring VT Discovery SMID Cap Growth Fund, Class 2

Allspring VT Opportunity Fund, Class 2

ALPS Global Opportunity Portfolio, Class I *

American Funds IS Capital World Bond Fund, Class 2 *

American Funds IS Global Growth Fund, Class 1

American Funds IS Global Small Capitalization Fund, Class 2 (a)

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 2

American Funds IS New World Fund, Class 2

American Funds IS The Bond Fund of America, Class 2

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III *

BlackRock Global Allocation V.I. Fund, Class I

BNY Mellon IP MidCap Stock Portfolio, Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

BNY Mellon VIF Small Cap Portfolio, Initial Shares * (a)

ClearBridge Variable Large Cap Growth Portfolio, Class I

ClearBridge Variable Mid Cap Portfolio, Class I

ClearBridge Variable Small Cap Growth Portfolio, Class I

Columbia VP Emerging Markets Fund, Class 2

Columbia VP Large Cap Growth Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

Columbia VP Small Cap Value Fund, Class 2

Delaware VIP International Series, Standard Class (a)

Dimensional VA US Targeted Value Portfolio, Institutional

DWS Capital Growth VIP, Class A

DWS Core Equity VIP, Class A

DWS CROCI U.S. VIP, Class A

DWS Global Small Cap VIP, Class A

DWS Small Cap Index VIP, Class A

DWS Small Mid Cap Growth VIP, Class A

DWS Small Mid Cap Value VIP, Class A

Empower Aggressive Profile Fund, Investor Class *

Empower Ariel Mid Cap Value Fund, Investor Class * (a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class (a)

Empower Lifetime 2015 Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class *

Empower Lifetime 2040 Fund, Investor Class *

Empower Lifetime 2045 Fund, Investor Class *

Empower Lifetime 2050 Fund, Investor Class *

Empower Lifetime 2055 Fund, Investor Class *

Empower Lifetime 2060 Fund, Investor Class *

Empower Mid Cap Value Fund, Investor Class (a)

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Investor Class

Empower Small Cap Value Fund, Investor Class *

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Managed Volatility Fund II, Primary Shares

Franklin Small Cap Value VIP Fund, Class 2

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares * (a)

Invesco V.I. Comstock Fund, Series I

Invesco V.I. Core Equity Fund, Series I

Invesco V.I. EQV International Equity Fund, Series I

Invesco V.I. Global Fund, Series I

Invesco V.I. Growth and Income Fund, Series I

Invesco V.I. High Yield Fund, Series I

Invesco V.I. International Growth Fund, Series I (a)

Invesco V.I. Main Street Mid Cap Fund, Series I

Invesco V.I. Main Street Small Cap Fund, Series I

Invesco V.I. Small Cap Equity Fund, Series I

Invesco V.I. Technology Fund, Series I

Janus Henderson VIT Balanced Portfolio, Institutional Shares

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Global Research Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares

Janus Henderson VIT Research Portfolio, Institutional Shares

Lazard Retirement Emerging Markets Equity Portfolio, Service Shares

Lord Abbett Series Fund Short Duration Income Portfolio, Class VC

LVIP American Century Balanced Fund, Standard Class II (a)

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Mid Cap Value Fund, Service Class (a)

LVIP American Century Value Fund, Standard Class II (a)

LVIP Baron Growth Opportunities Fund, Service Class (a)

LVIP BlackRock Equity Dividend Fund, Standard Class (a)

LVIP JPMorgan Core Bond Fund, Standard Class (a)

LVIP JPMorgan Small Cap Core Fund, Standard Class (a)

LVIP Nomura SMID Cap Core Fund, Standard Class (a)

MFS VIT II Core Equity Portfolio, Service Class *

MFS VIT II International Growth Portfolio, Initial Class (a)

MFS VIT II International Intrinsic Value Portfolio, Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Initial Class *

MFS VIT III Mid Cap Value Portfolio, Initial Class

MFS VIT Utilities Series, Service Class

Morgan Stanley VIF U.S. Real Estate Portfolio, Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S

Neuberger Berman AMT Quality Equity Portfolio, Class S * (a)

Nomura VIP Emerging Markets Series, Standard Class (a)

Nomura VIP International Core Equity Series, Service Class (a)

Nomura VIP International Core Equity Series, Standard Class (a)

Nomura VIP Small Cap Value Series, Standard Class (a)

NVIT Mid Cap Index Fund, Class II

PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class

PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class

PIMCO VIT High Yield Portfolio, Administrative Class

PIMCO VIT Low Duration Portfolio, Administrative Class

PIMCO VIT Real Return Portfolio, Administrative Class

PIMCO VIT Total Return Portfolio, Administrative Class

Prudential Series Fund Natural Resources Portfolio, Class II (a)

Prudential Series Fund PGIM Jennison Blend Portfolio, Class II (a)

Putnam VT Core Equity Fund, Class IA

Putnam VT Global Asset Allocation Fund, Class IA

Putnam VT Global Health Care Fund, Class IB

Putnam VT Income Fund, Class IA

Putnam VT International Equity Fund, Class IA

Putnam VT International Value Fund, Class IA

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund, Class IB

Putnam VT Small Cap Value Fund, Class IA *

Royce Capital Fund Small-Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Portfolio

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio, Class II

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Third Avenue Value Portfolio

Touchstone Bond Fund, Class I

Touchstone Common Stock Fund, Class I

Touchstone Common Stock Fund, Class SC

Touchstone Small Company Fund, Class I

VanEck VIP Emerging Markets Bond Fund, Initial Class

VanEck VIP Global Resources Fund, Class S

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Victory Pioneer Bond VCT Portfolio, Class I * (a)

Victory Pioneer Fund VCT Portfolio, Class I (a)

Victory Pioneer Mid Cap Value VCT Portfolio, Class II (a)

Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I (a)

* Contract owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes table below

Subaccount Changes: Trading Commencements

During 2024, the following Subaccounts commenced trading:

Subaccount Name	Date Trading Commenced
American Funds IS Global Small Capitalization Fund, Class 2	March 22, 2024
Empower International Value Fund, Investor Class	December 31, 2024
LVIP JPMorgan Core Bond Fund, Standard Class	November 25, 2024
MFS VIT II International Growth Portfolio, Initial Class	March 22, 2024

Subaccount Changes: Liquidations

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
AB VPS Sustainable International Thematic Portfolio, Class A	April 11, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Service Shares	April 10, 2025
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	December 5, 2024

Subaccount Changes: Name Changes

During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
BNY Mellon VIF Opportunistic Small Cap Portfolio, Initial Shares	BNY Mellon VIF Small Cap Portfolio, Initial Shares	December 31, 2025
Delaware Ivy VIP International Core Equity, Class II	Macquarie VIP International Core Equity Series, Service Class	May 1, 2024
Delaware VIP Emerging Markets, Standard Class	Macquarie VIP Emerging Markets Series, Standard Class	May 1, 2024
Delaware Ivy VIP International Core Equity Series, Standard Class	Macquarie VIP International Core Equity Series, Standard Class	May 1, 2024
Delaware VIP Small Cap Value Series, Standard Class	Macquarie VIP Small Cap Value Series, Standard Class	May 1, 2024
Invesco Oppenheimer V.I. International Growth I	Invesco V.I. International Growth Fund, Series I	August 22, 2025
LVIP Delaware SMID Cap Core Fund, Standard Class	LVIP Macquarie SMID Cap Core Fund, Standard Class	May 1, 2024
LVIP Delaware Value Fund, Standard Class	LVIP Macquarie Value Fund, Standard Class	May 1, 2024
LVIP Macquarie Value Fund, Standard Class	LVIP BlackRock Equity Dividend Fund, Standard Class	May 1, 2025
LVIP Macquarie SMID Cap Core Fund, Standard Class	LVIP Nomura SMID Cap Core Fund, Standard Class	December 1, 2025
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	Neuberger Berman AMT Quality Equity Portfolio, Class S	July 28, 2025
Macquarie VIP Emerging Markets Series, Standard Class	Nomura VIP Emerging Markets Series, Standard Class	December 1, 2025
Macquarie VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Service Class	December 1, 2025
Macquarie VIP International Core Equity Series, Standard Class	Nomura VIP International Core Equity Series, Standard Class	December 1, 2025
Macquarie VIP Small Cap Value Series, Standard Class	Nomura VIP Small Cap Value Series, Standard Class	December 1, 2025
Pioneer Bond VCT Portfolio, Class I	Victory Pioneer Bond VCT Portfolio, Class I	March 31, 2025
Pioneer Fund VCT Portfolio, Class I	Victory Pioneer Fund VCT Portfolio, Class I	March 31, 2025
Pioneer Mid Cap Value VCT Portfolio, Class II	Victory Pioneer Mid Cap Value VCT Portfolio, Class II	March 31, 2025
Pioneer Select Mid Cap Growth VCT Portfolio, Class I	Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I	March 31, 2025

Subaccount Changes: Mergers

During 2024, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Standard Class	Delaware Ivy VIP International Core Equity Series, Standard Class	April 26, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024
Prudential Series Fund Natural Resources Portfolio, Class II	Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	April 11, 2025

Subaccount Changes: Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Balanced Fund, Class I	LVIP American Century Balanced Fund, Standard Class II	April 26, 2024

American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Mid Cap Value Fund, Class II	LVIP American Century Mid Cap Value Fund, Service Class	April 26, 2024

American Century Investments VP Value Fund, Class I	LVIP American Value Fund, Standard Class II	April 26, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subacccounts on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases		Sales

AB VPS Discovery Value Portfolio, Class A	$16,241		$18,962
AB VPS International Value Portfolio, Class A	772		9,108
AB VPS Large Cap Growth Portfolio, Class A	73,930		230,662
AB VPS Relative Value Portfolio, Class A	33,182		42,295
Alger Capital Appreciation Portfolio, Class I-2	146,404		63,236
Alger Large Cap Growth Portfolio, Class I-2	379,469		1,554,195
Alger Mid Cap Growth Portfolio, Class I-2	-		165,046
Allspring VT Discovery All Cap Growth Fund, Class 2	24,135		583
Allspring VT Discovery SMID Cap Growth Fund, Class 2	10,275		17,854
Allspring VT Opportunity Fund, Class 2	17,991		14,092
American Funds IS Global Growth Fund, Class 1	12,981		86,168
American Funds IS Global Small Capitalization Fund, Class 2	4,640		239
American Funds IS Growth-Income Fund, Class 4	22,452		8,136
American Funds IS New World Fund, Class 2	9,644		45,594
American Funds IS The Bond Fund of America, Class 2	4,871		8,328
BlackRock Global Allocation V.I. Fund, Class I	34,365		8,700
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	54,904		84,602
BNY Mellon VIF Appreciation Portfolio, Initial Shares	128,431		41,163
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	33,651		72,442
ClearBridge Variable Large Cap Growth Portfolio, Class I	17,937		121,115
ClearBridge Variable Mid Cap Portfolio, Class I	9,000		1,649
ClearBridge Variable Small Cap Growth Portfolio, Class I	9,079		3,834
Columbia VP Emerging Markets Fund, Class 2	9		2,430
Columbia VP Large Cap Growth Fund, Class 2	15,361		1,061,121
Columbia VP Seligman Global Technology Fund, Class 2	143,546		1,091,952
Columbia VP Small Cap Value Fund, Class 2	0	*	85,778
Dimensional VA US Targeted Value Portfolio, Institutional	22,072		2,680
DWS Capital Growth VIP, Class A	218,884		909,377
DWS Core Equity VIP, Class A	36,028		21,703
DWS CROCI U.S. VIP, Class A	5,634		4,356
DWS Global Small Cap VIP, Class A	4,950		459
DWS Small Cap Index VIP, Class A	116,365		110,494
DWS Small Mid Cap Growth VIP, Class A	171		16
DWS Small Mid Cap Value VIP, Class A	12,450		1,936
Empower Bond Index Fund, Investor Class	20,237		180,908
Empower Conservative Profile Fund, Investor Class	50,700		64,432
Empower International Index Fund, Investor Class	9,446		3,910
Empower International Value Fund, Investor Class	2,606		392
Empower Lifetime 2015 Fund, Investor Class	2,129		372
Empower Lifetime 2020 Fund, Investor Class	3,402		491
Empower Lifetime 2025 Fund, Investor Class	2,439		368
Empower Lifetime 2030 Fund, Investor Class	1,235		178
Empower Mid Cap Value Fund, Investor Class	2,998		7,486
Empower Moderate Profile Fund, Investor Class	477,035		168,132
Empower Moderately Aggressive Profile Fund, Investor Class	6,551		3,758
Empower Moderately Conservative Profile Fund, Investor Class	41,343		322,859
Empower Multi-Sector Bond Fund, Investor Class	51,159		242,001
Empower Real Estate Index Fund, Investor Class	34,698		16,095
Empower SecureFoundation Balanced Fund, Investor Class	576,347		1,293,199

Subaccount	Purchases	Sales

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	$6,596	$8,577
Federated Hermes Fund for U.S. Government Securities II	118,169	50,349
Federated Hermes Managed Volatility Fund II, Primary Shares	2,107	6,649
Franklin Small Cap Value VIP Fund, Class 2	83,155	206,657
Invesco V.I. Comstock Fund, Series I	18,939	70,456
Invesco V.I. Core Equity Fund, Series I	10,271	15,025
Invesco V.I. EQV International Equity Fund, Series I	68,298	221,425
Invesco V.I. Global Fund, Series I	154,665	228,864
Invesco V.I. Growth and Income Fund, Series I	29,715	8,304
Invesco V.I. High Yield Fund, Series I	16,102	15,367
Invesco V.I. International Growth Fund, Series I	6,148	14,979
Invesco V.I. Main Street Mid Cap Fund, Series I	2,096	105,753
Invesco V.I. Main Street Small Cap Fund, Series I	35,298	2,957
Invesco V.I. Small Cap Equity Fund, Series I	6,817	1,134
Invesco V.I. Technology Fund, Series I	31,761	4,109
Janus Henderson VIT Balanced Portfolio, Institutional Shares	17,259	9,969
Janus Henderson VIT Balanced Portfolio, Service Shares	265,159	188,040
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	90,611	339,590
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	88,512	132,688
Janus Henderson VIT Global Research Portfolio, Institutional Shares	104,372	39,141
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	25,694	172,566
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	77,864	257,905
Janus Henderson VIT Overseas Portfolio, Institutional Shares	547	1,643
Janus Henderson VIT Overseas Portfolio, Service Shares	7,200	13,813
Janus Henderson VIT Research Portfolio, Institutional Shares	36,261	22,721
Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	25,407	152,690
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	5,470	2,669
LVIP American Century Balanced Fund, Standard Class II	48,842	52,182
LVIP American Century Disciplined Core Value Fund, Standard Class II	14,574	93,276
LVIP American Century International Fund, Standard Class II	3,825	10,669
LVIP American Century Mid Cap Value Fund, Service Class	36,246	27,408
LVIP American Century Value Fund, Standard Class II	414,556	676,657
LVIP Baron Growth Opportunities Fund, Service Class	168,896	187,379
LVIP BlackRock Equity Dividend Fund, Standard Class	19,453	2,395
LVIP JPMorgan Core Bond Fund, Standard Class	445	104
LVIP JPMorgan Small Cap Core Fund, Standard Class	2,322	49,109
LVIP Nomura SMID Cap Core Fund, Standard Class	15,056	8,892
MFS VIT II International Growth Portfolio, Initial Class	3,086	1,745
MFS VIT II International Intrinsic Value Portfolio, Service Class	108,607	167,575
MFS VIT III Mid Cap Value Portfolio, Initial Class	30,692	53,358
MFS VIT Utilities Series, Service Class	6,720	317,268
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	92	9
Nomura VIP Emerging Markets Series, Standard Class	3,226	17,495
Nomura VIP International Core Equity Series, Service Class	5,195	632
Nomura VIP International Core Equity Series, Standard Class	2,027	323
Nomura VIP Small Cap Value Series, Standard Class	29,484	22,650
NVIT Mid Cap Index Fund, Class II	104,474	214,996
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	5,948	55,720
PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	9,177	7,097
PIMCO VIT High Yield Portfolio, Administrative Class	119,327	170,530
PIMCO VIT Low Duration Portfolio, Administrative Class	795,057	700,292
PIMCO VIT Real Return Portfolio, Administrative Class	24,420	4,840
PIMCO VIT Total Return Portfolio, Administrative Class	243,327	411,441

Subaccount	Purchases	Sales

Prudential Series Fund Natural Resources Portfolio, Class II	$-	$26,498
Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	26,436	3,379
Putnam VT Core Equity Fund, Class IA	28,520	27,676
Putnam VT Global Asset Allocation Fund, Class IA	19,318	893
Putnam VT Global Health Care Fund, Class IB	47,216	503,767
Putnam VT Income Fund, Class IA	20,277	79,475
Putnam VT International Equity Fund, Class IA	1,173	133
Putnam VT International Value Fund, Class IA	1,413	10,092
Putnam VT Large Cap Value Fund, Class IB	109,482	442,185
Putnam VT Mortgage Securities Fund, Class IB	34,530	91,089
Royce Capital Fund Small-Cap Portfolio, Service Class	6,336	2,935
Schwab Government Money Market Portfolio	5,042,268	4,573,752
Schwab S&P 500 Index Portfolio	1,123,340	4,999,435
Schwab VIT Balanced Portfolio	752	122
Schwab VIT Balanced with Growth Portfolio	30,061	9,767
Schwab VIT Growth Portfolio	5,335	7,723
T. Rowe Price Health Sciences Portfolio	11,612	23,949
T. Rowe Price Health Sciences Portfolio, Class II	7,936	143,526
Templeton Foreign VIP Fund, Class 2	436,882	3,497
Templeton Global Bond VIP Fund, Class 2	3,686	12,583
Third Avenue Value Portfolio	6,346	498
Touchstone Bond Fund, Class I	179,674	106,425
Touchstone Common Stock Fund, Class I	19,799	5,775
Touchstone Common Stock Fund, Class SC	41,052	179,424
Touchstone Small Company Fund, Class I	3,418	6,177
VanEck VIP Emerging Markets Bond Fund, Initial Class	3,856	22,482
VanEck VIP Global Resources Fund, Class S	1,469	42,192
Vanguard VIF Capital Growth Portfolio	45,537	90,818
Vanguard VIF Diversified Value Portfolio	31,150	7,764
Vanguard VIF Mid-Cap Index Portfolio	66,520	190,403
Vanguard VIF Real Estate Index Portfolio	17,577	12,057
Vanguard VIF Small Company Growth Portfolio	27,966	123,034
Victory Pioneer Fund VCT Portfolio, Class I	249,157	78,956
Victory Pioneer Mid Cap Value VCT Portfolio, Class II	29,449	158,429
Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I	53,035	80,480

*	The Subaccount has dollars that round to less than one.

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class A	137		524	(387)	28		548	(520)
AB VPS International Value Portfolio, Class A	-		722	(722)	0	*	2,128	(2,128)
AB VPS Large Cap Growth Portfolio, Class A	20		4,393	(4,373)	1,534		575	959
AB VPS Relative Value Portfolio, Class A	13		1,152	(1,139)	1,748		288	1,460
AB VPS Sustainable International Thematic Portfolio, Class A	-		-	-	583		10,268	(9,685)
Alger Capital Appreciation Portfolio, Class I-2	1,483		1,520	(37)	2,910		1,835	1,075
Alger Large Cap Growth Portfolio, Class I-2	934		14,483	(13,549)	1,798		4,186	(2,388)
Alger Mid Cap Growth Portfolio, Class I-2	0	*	4,516	(4,516)	2		1,837	(1,835)
Allspring VT Discovery All Cap Growth Fund, Class 2	0	*	-	0 *	-		1,907	(1,907)
Allspring VT Discovery SMID Cap Growth Fund, Class 2	230		691	(461)	436		1,182	(746)
Allspring VT Opportunity Fund, Class 2	-		275	(275)	0	*	296	(296)
American Funds IS Global Growth Fund, Class 1	22		2,841	(2,819)	115		5,269	(5,154)
American Funds IS Global Small Capitalization Fund, Class 2	258		-	258	3,264		-	3,264
American Funds IS Growth-Income Fund, Class 4	90		356	(266)	0	*	5,167	(5,167)
American Funds IS International Fund, Class 2	0	*	-	0 *	-		184	(184)
American Funds IS New World Fund, Class 2	25		2,217	(2,192)	34		1,044	(1,010)
American Funds IS The Bond Fund of America, Class 2	105		795	(690)	3,829		531	3,298
BlackRock Global Allocation V.I. Fund, Class I	-		382	(382)	-		454	(454)
BNY Mellon IP MidCap Stock Portfolio, Initial Shares	-		3,951	(3,951)	-		942	(942)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	16		700	(684)	56		1,004	(948)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	0	*	1,866	(1,866)	-		-	-
ClearBridge Variable Large Cap Growth Portfolio, Class I	166		4,696	(4,530)	50		702	(652)
ClearBridge Variable Mid Cap Portfolio, Class I	176		52	124	136		11	125
ClearBridge Variable Small Cap Growth Portfolio, Class I	179		150	29	191		41	150
Columbia VP Emerging Markets Fund, Class 2	-		178	(178)	94		26	68
Columbia VP Large Cap Growth Fund, Class 2	429		28,855	(28,426)	4,253		6,117	(1,864)
Columbia VP Seligman Global Technology Fund, Class 2	834		13,932	(13,098)	275		8,611	(8,336)
Columbia VP Small Cap Value Fund, Class 2	0	*	2,055	(2,055)	0	*	334	(334)
Delaware VIP International Series, Standard Class	-		-	-	182		8,646	(8,464)
Dimensional VA US Targeted Value Portfolio, Institutional	168		74	94	106		1,695	(1,589)
DWS Capital Growth VIP, Class A	620		14,316	(13,696)	2,304		1,247	1,057
DWS Core Equity VIP, Class A	125		435	(310)	1		6,687	(6,686)

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
DWS CROCI U.S. VIP, Class A	25		133	(108)	4,895		5,103	(208)
DWS Global Small Cap VIP, Class A	-		-	-	0	*	1,157	(1,157)
DWS Small Cap Index VIP, Class A	1,693		3,392	(1,699)	1,101		12,320	(11,219)
DWS Small Mid Cap Growth VIP, Class A	-		-	-	-		-	-
DWS Small Mid Cap Value VIP, Class A	24		38	(14)	-		1,259	(1,259)
Empower Bond Index Fund, Investor Class	432		17,059	(16,627)	11,414		4,533	6,881
Empower Conservative Profile Fund, Investor Class	-		4,311	(4,311)	-		4,129	(4,129)
Empower International Index Fund, Investor Class	377		224	153	853		89	764
Empower International Value Fund, Investor Class	-		11	(11)	2,242		-	2,242
Empower Lifetime 2015 Fund, Investor Class	-		-	-	-		-	-
Empower Lifetime 2020 Fund, Investor Class	-		-	-	-		-	-
Empower Lifetime 2025 Fund, Investor Class	-		-	-	-		-	-
Empower Lifetime 2030 Fund, Investor Class	-		-	-	-		-	-
Empower Mid Cap Value Fund, Investor Class	36		355	(319)	17		274	(257)
Empower Moderate Profile Fund, Investor Class	17,514		10,205	7,309	-		49,061	(49,061)
Empower Moderately Aggressive Profile Fund, Investor Class	-		186	(186)	1,481		2,246	(765)
Empower Moderately Conservative Profile Fund, Investor Class	-		23,901	(23,901)	-		3,536	(3,536)
Empower Multi-Sector Bond Fund, Investor Class	790		18,038	(17,248)	11,122		2,958	8,164
Empower Real Estate Index Fund, Investor Class	2,662		1,260	1,402	2,694		1,607	1,087
Empower SecureFoundation Balanced Fund, Investor Class	27		65,445	(65,418)	-		135,689	(135,689)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	284		414	(130)	95		1,483	(1,388)
Federated Hermes Fund for U.S. Government Securities II	3,954		2,969	985	2,987		82,348	(79,361)
Federated Hermes Managed Volatility Fund II, Primary Shares	-		190	(190)	-		1,411	(1,411)
Franklin Small Cap Value VIP Fund, Class 2	1,014		6,606	(5,592)	291		6,033	(5,742)
Invesco V.I. Comstock Fund, Series I	4		1,540	(1,536)	0	*	3,544	(3,544)
Invesco V.I. Core Equity Fund, Series I	-		218	(218)	-		556	(556)
Invesco V.I. EQV International Equity Fund, Series I	1,390		10,307	(8,917)	3,676		2,920	756
Invesco V.I. Global Fund, Series I	189		3,164	(2,975)	1,765		4,031	(2,266)
Invesco V.I. Growth and Income Fund, Series I	117		149	(32)	129		6,597	(6,468)
Invesco V.I. High Yield Fund, Series I	845		1,123	(278)	33		428	(395)
Invesco V.I. International Growth Fund, Series I	11		984	(973)	26		4,133	(4,107)
Invesco V.I. Main Street Mid Cap Fund, Series I	0	*	2,581	(2,581)	-		49	(49)
Invesco V.I. Main Street Small Cap Fund, Series I	140		49	91	1,892		1,369	523
Invesco V.I. Small Cap Equity Fund, Series I	-		-	-	-		-	-
Invesco V.I. Technology Fund, Series I	-		125	(125)	-		114	(114)
Janus Henderson VIT Balanced Portfolio, Institutional Shares	-		140	(140)	-		2,357	(2,357)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson VIT Balanced Portfolio, Service Shares	2,107	6,122	(4,015)	61	4,519	(4,458)
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares	361	28,462	(28,101)	16,255	17,478	(1,223)
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	2,095	9,423	(7,328)	2,897	12,868	(9,971)
Janus Henderson VIT Global Research Portfolio, Institutional Shares	-	872	(872)	583	143	440
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares	-	2,380	(2,380)	3	774	(771)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	121	3,603	(3,482)	611	3,487	(2,876)
Janus Henderson VIT Overseas Portfolio, Institutional Shares	-	28	(28)	-	263	(263)
Janus Henderson VIT Overseas Portfolio, Service Shares	263	699	(436)	2,290	3,634	(1,344)
Janus Henderson VIT Research Portfolio, Institutional Shares	-	189	(189)	-	1,685	(1,685)
Lazard Retirement Emerging Markets Equity Portfolio, Service Shares	23	7,235	(7,212)	1,069	4,569	(3,500)
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC	268	209	59	677	34	643
LVIP American Century Balanced Fund, Standard Class II	1,172	1,495	(323)	317	2,132	(1,815)
LVIP American Century Disciplined Core Value Fund, Standard Class II	-	3,888	(3,888)	638	3,978	(3,340)
LVIP American Century International Fund, Standard Class II	145	553	(408)	2,847	6,056	(3,209)
LVIP American Century Mid Cap Value Fund, Service Class	256	678	(422)	507	4,228	(3,721)
LVIP American Century Value Fund, Standard Class II	2,144	16,342	(14,198)	466	11,210	(10,744)
LVIP Baron Growth Opportunities Fund, Service Class	1,607	2,804	(1,197)	975	2,870	(1,895)
LVIP BlackRock Equity Dividend Fund, Standard Class	276	102	174	198	6,518	(6,320)
LVIP JPMorgan Core Bond Fund, Standard Class	-	-	-	1,275	-	1,275
LVIP JPMorgan Small Cap Core Fund, Standard Class	67	2,262	(2,195)	-	18	(18)
LVIP Nomura SMID Cap Core Fund, Standard Class	39	139	(100)	4,761	1,853	2,908
MFS VIT II International Growth Portfolio, Initial Class	-	99	(99)	3,103	-	3,103
MFS VIT II International Intrinsic Value Portfolio, Service Class	605	4,797	(4,192)	4,515	8,636	(4,121)
MFS VIT III Mid Cap Value Portfolio, Initial Class	44	2,741	(2,697)	2,337	2,266	71
MFS VIT Utilities Series, Service Class	-	11,858	(11,858)	-	1,377	(1,377)
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	-	-	-	115	7,505	(7,390)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S	-	-	-	-	-	-
Nomura VIP Emerging Markets Series, Standard Class	21	982	(961)	856	9,170	(8,314)
Nomura VIP International Core Equity Series, Service Class	-	-	-	-	2,508	(2,508)
Nomura VIP International Core Equity Series, Standard Class	-	15	(15)	5,161	2,299	2,862
Nomura VIP Small Cap Value Series, Standard Class	118	422	(304)	58	4,960	(4,902)
NVIT Mid Cap Index Fund, Class II	918	4,244	(3,326)	4,151	3,376	775
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class	245	6,005	(5,760)	1,810	1,452	358
PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class	672	613	59	11	2	9
PIMCO VIT High Yield Portfolio, Administrative Class	493	6,828	(6,335)	1,450	5,926	(4,476)
PIMCO VIT Low Duration Portfolio, Administrative Class	50,282	56,916	(6,634)	6,979	26,385	(19,406)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
PIMCO VIT Real Return Portfolio, Administrative Class	1,069	216	853	23		6,026	(6,003)
PIMCO VIT Total Return Portfolio, Administrative Class	6,656	24,597	(17,941)	16,786		39,963	(23,177)
Prudential Series Fund Natural Resources Portfolio, Class II	-	1,815	(1,815)	-		-	-
Prudential Series Fund PGIM Jennison Blend Portfolio, Class II	482	41	441	0	*	44	(44)
Putnam VT Core Equity Fund, Class IA	170	699	(529)	-		364	(364)
Putnam VT Global Asset Allocation Fund, Class IA	-	-	-	-		5,009	(5,009)
Putnam VT Global Health Care Fund, Class IB	88	15,791	(15,703)	3,408		3,282	126
Putnam VT Income Fund, Class IA	470	7,111	(6,641)	4,889		6,676	(1,787)
Putnam VT International Equity Fund, Class IA	-	-	-	0	*	2,325	(2,325)
Putnam VT International Value Fund, Class IA	5	546	(541)	239		114	125
Putnam VT Large Cap Value Fund, Class IB	460	13,107	(12,647)	82		4,540	(4,458)
Putnam VT Mortgage Securities Fund, Class IB	418	8,309	(7,891)	7,431		3,150	4,281
Royce Capital Fund Small-Cap Portfolio, Service Class	-	71	(71)	3,637		4,275	(638)
Schwab Government Money Market Portfolio	398,887	379,097	19,790	391,976		351,402	40,574
Schwab S&P 500 Index Portfolio	10,259	71,388	(61,129)	18,523		87,763	(69,240)
Schwab VIT Balanced Portfolio	-	-	-	0	*	2,728	(2,728)
Schwab VIT Balanced with Growth Portfolio	-	363	(363)	-		393	(393)
Schwab VIT Growth Portfolio	105	406	(301)	-		54	(54)
T. Rowe Price Health Sciences Portfolio	196	926	(730)	70		3,023	(2,953)
T. Rowe Price Health Sciences Portfolio, Class II	-	5,358	(5,358)	-		-	-
Templeton Foreign VIP Fund, Class 2	24,856	-	24,856	-		-	-
Templeton Global Bond VIP Fund, Class 2	447	1,485	(1,038)	597		16,536	(15,939)
Third Avenue Value Portfolio	-	-	-	-		-	-
Touchstone Bond Fund, Class I	9,861	8,616	1,245	21,639		1,701	19,938
Touchstone Common Stock Fund, Class I	-	60	(60)	295		3,608	(3,313)
Touchstone Common Stock Fund, Class SC	-	2,290	(2,290)	-		242	(242)
Touchstone Small Company Fund, Class I	10	102	(92)	4		1,931	(1,927)
VanEck VIP Emerging Markets Bond Fund, Initial Class	-	1,524	(1,524)	1		8,144	(8,143)
VanEck VIP Global Resources Fund, Class S	79	2,950	(2,871)	369		4,258	(3,889)
Vanguard VIF Capital Growth Portfolio	58	2,249	(2,191)	48		980	(932)
Vanguard VIF Diversified Value Portfolio	97	232	(135)	79		784	(705)
Vanguard VIF Mid-Cap Index Portfolio	980	6,894	(5,914)	2,114		552	1,562
Vanguard VIF Real Estate Index Portfolio	412	609	(197)	849		3,433	(2,584)
Vanguard VIF Small Company Growth Portfolio	-	5,056	(5,056)	-		428	(428)
Victory Pioneer Fund VCT Portfolio, Class I	197	1,316	(1,119)	13,890		4,058	9,832
Victory Pioneer Mid Cap Value VCT Portfolio, Class II	505	4,856	(4,351)	-		1,329	(1,329)
Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I	707	1,690	(983)	1,626		1,015	611

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

'The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.49% - 0.85% of the average daily net assets of each Subaccount

Expenses of the Portfolios
This fee is assessed to provide compensation for administrative services performed in connection with the Subaccounts. If applicable, such compensation is assessed against the value of the assets invested in the relevant Subaccounts and is recorded as investment advisory expenses in the Statements of Operations.	0.00% - 0.35% annually

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable.

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. If applicable, the charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$0 - $25 annually

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. If applicable, the charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners' benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 12 transfers in any calendar year

Charge for Optional Benefits (GL WB Rider)
This charge is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. If applicable, the charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.90% - 1.50% of net asset base

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Discovery Value Portfolio, Class A
2025	3	$35.64	$37.25	$102	0.81%	0.65%	0.85%	2.22%	2.02%
2024	3	34.87	36.52	115	0.84%	0.65%	0.85%	9.30%	9.08%
2023	4	31.90	33.48	120	0.92%	0.65%	0.85%	16.42%	16.19%
2022	6	27.40	28.81	163	1.01%	0.65%	0.85%	(20.45)%	52.67%
2021	8	34.44	18.87	259	0.78%	0.49%	0.49%	34.80%	33.04%
AB VPS International Value Portfolio, Class A
2025	2	13.95	13.95	34	2.32%	0.85%	0.85%	40.50%	40.50%
2024	3	8.74	9.93	32	2.27%	0.85%	0.85%	4.17%	5.30%
2023	5	8.30	9.53	49	0.82%	0.85%	0.85%	14.18%	14.18%
2022	5	7.27	8.35	43	4.45%	0.85%	0.85%	(25.43)%	(1.60)%
2021	6	9.75	8.48	60	1.83%	0.65%	0.65%	10.14%	7.39%
AB VPS Large Cap Growth Portfolio, Class A
2025	11	52.98	74.25	693	0.00%	0.49%	0.85%	12.58%	12.18%
2024	15	47.06	66.19	820	0.06%	0.49%	0.85%	24.64%	24.19%
2023	14	37.76	53.29	623	0.00%	0.49%	0.85%	34.47%	33.99%
2022	14	28.08	39.78	464	0.00%	0.49%	0.85%	(50.71)%	3.58%
2021	16	56.96	38.40	753	0.00%	0.49%	0.49%	29.82%	24.87%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
AB VPS Relative Value Portfolio, Class A
2025	12	$27.97	$41.49	$372	1.07%	0.49%	0.85%	9.93%	9.54%
2024	13	25.45	37.88	377	1.49%	0.49%	0.85%	12.47%	12.06%
2023	12	22.63	33.80	303	1.50%	0.49%	0.85%	11.48%	11.08%
2022	13	20.30	30.43	287	1.39%	0.49%	0.85%	(36.63)%	46.89%
2021	14	32.03	20.71	324	0.77%	0.49%	0.49%	27.07%	24.10%
AB VPS Sustainable International Thematic Portfolio, Class A
2024	-	-	-	-	0.00%	0.65%	0.85%	(1.08)%	2.27%
2023	10	12.19	20.58	187	0.00%	0.65%	0.85%	11.91%	11.68%
2022	12	10.89	18.43	213	0.00%	0.65%	0.85%	(57.58)%	25.05%
2021	12	25.67	14.74	299	0.00%	0.49%	0.49%	7.33%	4.65%
Alger Capital Appreciation Portfolio, Class I-2
2025	11	50.62	48.71	567	0.00%	0.49%	0.85%	32.22%	31.79%
2024	11	38.28	37.69	433	0.00%	0.49%	0.65%	47.41%	47.17%
2023	10	25.97	25.61	266	0.00%	0.49%	0.65%	42.43%	42.21%
2022	12	18.23	18.01	220	0.00%	0.49%	0.65%	(36.83)%	(36.08)%
2021	17	28.87	28.18	491	0.00%	0.49%	0.49%	18.54%	15.73%
Alger Large Cap Growth Portfolio, Class I-2
2025	17	68.16	127.25	2,018	0.00%	0.65%	0.85%	29.43%	29.17%
2024	31	52.66	98.52	2,897	0.00%	0.65%	0.85%	41.96%	41.67%
2023	33	37.10	69.54	2,201	0.00%	0.65%	0.85%	31.81%	31.55%
2022	31	28.15	52.86	1,548	0.00%	0.65%	0.85%	(67.61)%	66.67%
2021	31	86.91	31.72	2,545	0.00%	0.49%	0.49%	10.90%	(23.68)%
Alger Mid Cap Growth Portfolio, Class I-2
2025	3	29.79	61.30	120	0.00%	0.49%	0.85%	16.19%	15.78%
2024	7	25.64	52.94	252	0.00%	0.49%	0.85%	20.47%	20.04%
2023	9	21.28	44.11	274	0.00%	0.49%	0.85%	22.57%	22.13%
2022	12	17.36	36.11	316	0.00%	0.49%	0.85%	(69.53)%	36.00%
2021	11	56.97	26.55	483	0.00%	0.49%	0.49%	3.32%	0.90%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Allspring VT Discovery All Cap Growth Fund, Class 2
2025	2	$35.66	$35.66	$73	0.00%	0.85%	0.85%	14.29%	14.29%
2024	2	32.81	31.20	64	0.00%	0.65%	0.85%	23.73%	19.97%
2023	4	26.52	26.01	104	0.00%	0.65%	0.85%	32.31%	32.05%
2022	4	20.04	19.70	79	0.00%	0.65%	0.85%	(37.61)%	(35.53)%
2021	5	32.12	30.55	158	0.00%	0.65%	0.65%	15.76%	12.48%
Allspring VT Discovery SMID Cap Growth Fund, Class 2
2025	1	25.64	42.99	51	0.00%	0.49%	0.85%	4.87%	4.50%
2024	2	24.45	41.14	56	0.00%	0.49%	0.85%	17.55%	17.13%
2023	3	20.80	35.12	60	0.00%	0.49%	0.85%	19.56%	19.13%
2022	4	17.40	29.48	82	0.00%	0.49%	0.85%	(64.62)%	7.71%
2021	4	49.17	27.37	136	0.00%	0.49%	0.49%	(3.23)%	(8.05)%
Allspring VT Opportunity Fund, Class 2
2025	4	48.38	48.38	178	0.05%	0.85%	0.85%	5.81%	5.81%
2024	4	45.73	45.73	183	0.05%	0.85%	0.85%	14.07%	14.07%
2023	4	40.09	40.09	167	0.00%	0.85%	0.85%	25.43%	25.43%
2022	5	31.96	31.96	148	0.00%	0.85%	0.85%	(21.48)%	33.54%
2021	5	40.70	23.93	200	0.04%	0.49%	0.49%	23.72%	(22.13)%
ALPS Global Opportunity Portfolio, Class I
2021	1	21.79	21.35	21	4.99%	0.49%	0.49%	24.80%	22.27%
American Funds IS Global Growth Fund, Class 1
2025	1	33.51	32.74	37	1.06%	0.49%	0.69%	21.38%	21.14%
2024	4	27.61	27.03	108	1.44%	0.49%	0.69%	13.38%	13.15%
2023	9	24.35	23.89	221	1.20%	0.49%	0.69%	22.31%	22.06%
2022	8	19.91	19.57	161	0.94%	0.49%	0.69%	(24.91)%	(25.06)%
2021	8	26.51	26.11	208	0.58%	0.49%	0.49%	17.69%	14.40%
American Funds IS Global Small Capitalization Fund, Class 2
2025	4	15.26	15.26	54	0.37%	0.49%	0.49%	14.08%	14.08%
2024	3	13.37	13.37	44	1.74%	0.49%	0.49%	1.59%	1.59%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
American Funds IS Growth-Income Fund, Class 4
2025	5		$21.29	$24.42	$128	0.74%	0.49%	0.65%	0.94%	17.01%
2024	6		21.09	19.87	115	0.78%	0.49%	0.69%	23.31%	17.48%
2023	11		17.11	16.91	182	1.20%	0.49%	0.69%	25.21%	24.96%
2022	11		13.66	13.53	148	1.05%	0.49%	0.69%	(17.11)%	(16.79)%
2021	12		16.48	16.27	193	0.96%	0.49%	0.49%	23.85%	21.58%
American Funds IS International Fund, Class 2
2024	-		-	-	-	0.30%	0.49%	0.49%	5.10%	5.10%
2023	0	*	12.39	12.39	2	1.00%	0.49%	0.49%	15.28%	15.28%
2022	0	*	10.75	10.75	4	1.76%	0.49%	0.49%	(21.17)%	(20.42)%
2021	0	*	13.63	13.50	6	2.44%	0.49%	0.49%	(1.98)%	(2.91)%
American Funds IS New World Fund, Class 2
2025	8		22.84	22.84	175	1.06%	0.49%	0.49%	27.67%	27.67%
2024	10		17.89	18.07	176	1.37%	0.49%	0.69%	6.03%	8.75%
2023	11		16.87	16.61	183	1.46%	0.49%	0.69%	15.43%	15.20%
2022	11		14.61	14.42	167	1.36%	0.49%	0.69%	(22.48)%	(21.92)%
2021	11		18.85	18.47	200	0.83%	0.49%	0.49%	5.38%	2.29%
American Funds IS The Bond Fund of America, Class 2
2025	9		10.16	10.06	90	4.21%	0.49%	0.65%	6.74%	6.57%
2024	10		9.52	9.44	91	4.44%	0.49%	0.65%	1.75%	0.50%
2023	6		9.40	9.40	60	4.02%	0.65%	0.65%	4.34%	4.34%
2022	4		9.01	9.01	39	2.96%	0.65%	0.65%	(13.38)%	(12.86)%
2021	4		10.40	10.34	45	1.41%	0.49%	0.49%	(0.69)%	(1.28)%
BlackRock Global Allocation V.I. Fund, Class I
2025	17		19.43	18.99	319	3.53%	0.49%	0.69%	19.21%	18.97%
2024	17		16.30	15.96	274	1.36%	0.49%	0.69%	8.70%	8.48%
2023	18		15.00	14.71	260	2.17%	0.49%	0.69%	12.28%	12.05%
2022	20		13.36	13.12	264	0.00%	0.49%	0.85%	(16.33)%	(15.50)%
2021	21		15.97	15.52	329	0.94%	0.49%	0.49%	7.64%	3.29%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BNY Mellon IP MidCap Stock Portfolio, Initial Shares
2025	21	$23.12	$54.76	$535	0.73%	0.49%	0.85%	9.53%	9.14%
2024	25	21.11	50.18	573	0.82%	0.49%	0.85%	12.06%	11.66%
2023	26	18.83	44.94	529	0.79%	0.49%	0.85%	17.73%	17.31%
2022	26	16.00	38.31	464	0.75%	0.49%	0.85%	(64.42)%	110.43%
2021	29	44.96	18.20	590	0.61%	0.49%	0.49%	24.82%	21.89%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2025	17	47.61	52.70	860	0.37%	0.65%	0.85%	9.36%	9.14%
2024	18	43.54	48.28	819	0.42%	0.65%	0.85%	12.07%	11.85%
2023	19	38.85	43.17	772	0.72%	0.65%	0.85%	20.19%	19.95%
2022	20	32.32	35.99	673	0.67%	0.65%	0.85%	(27.04)%	38.62%
2021	20	44.30	25.96	841	0.43%	0.49%	0.49%	26.06%	(17.41)%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2025	9	39.60	63.66	382	0.44%	0.65%	0.85%	16.08%	15.84%
2024	10	34.12	54.95	392	0.54%	0.65%	0.85%	21.93%	21.68%
2023	10	27.98	45.16	321	0.66%	0.65%	0.85%	25.87%	25.62%
2022	10	22.23	35.95	256	0.80%	0.65%	0.85%	(47.77)%	38.95%
2021	10	42.56	25.87	302	0.48%	0.49%	0.49%	24.57%	22.94%
ClearBridge Variable Large Cap Growth Portfolio, Class I
2025	8	26.06	25.98	196	0.00%	0.65%	0.69%	7.91%	7.87%
2024	12	24.15	24.09	291	0.00%	0.65%	0.69%	27.05%	27.00%
2023	13	19.01	18.97	241	0.00%	0.65%	0.69%	43.09%	43.04%
2022	14	13.28	13.26	192	0.00%	0.65%	0.69%	(33.08)%	(32.31)%
2021	13	19.85	19.59	247	0.00%	0.49%	0.49%	21.99%	20.26%
ClearBridge Variable Mid Cap Portfolio, Class I
2025	5	19.68	19.30	89	0.29%	0.65%	0.85%	3.67%	3.46%
2024	4	18.98	18.65	84	0.63%	0.65%	0.85%	9.29%	9.07%
2023	4	17.37	17.10	75	0.12%	0.65%	0.85%	12.19%	11.97%
2022	5	15.48	15.27	81	0.36%	0.65%	0.85%	(26.47)%	(25.95)%
2021	5	21.05	20.63	102	0.02%	0.49%	0.49%	30.25%	26.43%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Small Cap Growth Portfolio, Class I
2025	4	$22.00	$22.00	$85	0.00%	0.65%	0.65%	8.52%	8.52%
2024	4	20.28	20.28	77	0.00%	0.65%	0.65%	3.82%	3.82%
2023	4	19.53	19.53	72	0.00%	0.65%	0.65%	7.70%	7.70%
2022	5	18.13	18.13	96	0.00%	0.65%	0.65%	(30.06)%	(28.36)%
2021	5	25.92	25.31	139	0.00%	0.49%	0.49%	13.34%	10.40%
Columbia VP Emerging Markets Fund, Class 2
2025	1	14.44	14.44	14	0.06%	0.69%	0.69%	29.97%	29.97%
2024	1	11.11	11.11	13	1.02%	0.69%	0.69%	4.72%	4.72%
2023	1	10.61	10.61	12	0.00%	0.69%	0.69%	8.45%	8.45%
2022	1	9.78	9.78	11	0.00%	0.69%	0.69%	(33.76)%	(33.36)%
2021	1	14.77	14.68	13	0.78%	0.49%	0.49%	(7.80)%	(8.36)%
Columbia VP Large Cap Growth Fund, Class 2
2025	27	42.77	41.31	1,170	0.00%	0.49%	0.85%	15.29%	15.46%
2024	56	37.10	35.96	2,053	0.00%	0.49%	0.85%	30.37%	29.90%
2023	58	28.46	27.69	1,629	0.00%	0.49%	0.85%	42.07%	41.56%
2022	51	20.03	19.56	1,018	0.00%	0.49%	0.85%	(31.87)%	(32.11)%
2021	52	29.40	28.81	1,531	0.00%	0.49%	0.49%	29.89%	25.14%
Columbia VP Seligman Global Technology Fund, Class 2
2025	5	92.98	117.30	463	0.00%	0.49%	0.85%	33.71%	33.23%
2024	18	69.54	88.04	1,449	0.00%	0.49%	0.85%	25.96%	25.50%
2023	26	55.21	70.15	1,730	0.00%	0.49%	0.85%	44.16%	43.65%
2022	27	38.29	48.83	1,229	0.00%	0.49%	0.85%	(48.15)%	(11.14)%
2021	26	73.85	54.95	1,822	0.29%	0.49%	0.49%	40.51%	34.29%
Columbia VP Small Cap Value Fund, Class 2
2025	-	-	-	-	0.00%	0.85%	0.85%	(13.09)%	(13.09)%
2024	2	47.09	47.91	98	0.50%	0.65%	0.85%	2.84%	7.75%
2023	2	45.79	44.47	107	0.45%	0.65%	0.85%	20.88%	20.64%
2022	3	37.88	36.86	100	0.46%	0.65%	0.85%	(9.56)%	97.62%
2021	3	41.88	18.65	130	0.52%	0.49%	0.49%	30.98%	(43.01)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Delaware VIP International Series, Standard Class
2024	-	$-	$-	$-	1.42%	0.49%	0.69%	1.80%	1.74%
2023	8	10.06	10.00	85	1.37%	0.49%	0.69%	13.03%	12.80%
2022	9	8.90	8.87	76	1.55%	0.49%	0.69%	(17.74)%	(17.76)%
2021	9	10.82	10.78	98	0.95%	0.49%	0.49%	6.35%	5.94%
Dimensional VA US Targeted Value Portfolio, Institutional
2025	7	25.84	25.24	192	1.88%	0.49%	0.69%	8.41%	8.20%
2024	7	23.83	23.33	175	1.29%	0.49%	0.69%	7.61%	7.39%
2023	9	22.15	21.73	198	1.63%	0.49%	0.69%	19.45%	19.21%
2022	9	18.54	18.23	169	1.35%	0.49%	0.69%	(4.68)%	(4.87)%
2021	10	19.45	19.16	188	1.44%	0.49%	0.49%	40.84%	36.90%
DWS Capital Growth VIP, Class A
2025	14	46.26	71.75	886	0.05%	0.65%	0.85%	11.80%	11.58%
2024	27	41.38	64.31	1,574	0.19%	0.65%	0.85%	25.79%	25.54%
2023	26	32.90	51.23	1,198	0.07%	0.65%	0.85%	37.68%	37.41%
2022	35	23.89	37.28	1,173	0.09%	0.65%	0.85%	(55.99)%	9.01%
2021	36	54.28	34.20	1,843	0.24%	0.49%	0.49%	21.74%	20.14%
DWS Core Equity VIP, Class A
2025	7	38.49	56.15	305	0.80%	0.49%	0.85%	16.26%	15.84%
2024	7	33.10	48.47	277	0.82%	0.49%	0.85%	19.49%	19.06%
2023	14	27.70	40.71	439	0.91%	0.49%	0.85%	24.96%	24.51%
2022	13	22.17	32.70	337	0.81%	0.49%	0.85%	(44.74)%	27.40%
2021	14	40.12	25.66	428	0.77%	0.49%	0.49%	27.68%	21.33%
DWS CROCI U.S. VIP, Class A
2025	2	33.10	33.10	56	1.35%	0.85%	0.85%	16.20%	16.20%
2024	2	28.48	28.48	52	1.24%	0.85%	0.85%	16.76%	16.76%
2023	2	24.39	24.39	47	1.70%	0.85%	0.85%	19.74%	19.74%
2022	2	20.37	20.37	45	1.39%	0.85%	0.85%	(16.11)%	42.55%
2021	5	24.28	14.29	110	1.89%	0.49%	0.49%	25.62%	(4.47)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
DWS Global Small Cap VIP, Class A
2025	5		$17.19	$17.19	$80	1.18%	0.65%	0.65%	19.73%	19.73%
2024	5		14.36	14.37	67	1.48%	0.65%	0.65%	4.99%	5.08%
2023	6		13.67	13.69	80	0.88%	0.65%	0.65%	23.76%	23.76%
2022	6		11.04	11.06	64	0.55%	0.65%	0.65%	(25.46)%	(23.28)%
2021	6		14.81	14.42	85	0.36%	0.49%	0.49%	15.42%	12.31%
DWS Small Cap Index VIP, Class A
2025	31		23.40	59.69	1,006	1.38%	0.49%	0.85%	12.09%	11.68%
2024	33		20.88	53.45	954	1.24%	0.49%	0.85%	10.61%	10.21%
2023	44		18.87	48.50	1,114	1.14%	0.49%	0.85%	16.19%	15.77%
2022	52		16.24	41.89	1,110	0.90%	0.49%	0.85%	(69.48)%	109.29%
2021	54		53.23	20.01	1,427	0.73%	0.49%	0.49%	13.53%	10.87%
DWS Small Mid Cap Growth VIP, Class A
2025	0	*	20.37	20.37	3	0.00%	0.65%	0.65%	7.41%	7.41%
2024	0	*	18.96	18.96	2	0.00%	0.65%	0.65%	4.46%	4.46%
2023	0	*	18.15	18.15	2	0.03%	0.65%	0.65%	18.06%	18.06%
2022	0	*	15.37	15.37	2	0.00%	0.65%	0.65%	(28.57)%	(26.59)%
2021	1		21.52	20.94	24	0.04%	0.49%	0.49%	13.24%	10.19%
DWS Small Mid Cap Value VIP, Class A
2025	4		30.74	30.63	111	0.97%	0.65%	0.85%	17.45%	17.21%
2024	4		26.17	26.13	95	1.40%	0.65%	0.85%	5.52%	5.30%
2023	5		24.80	24.82	121	1.15%	0.65%	0.85%	14.21%	13.98%
2022	5		21.72	21.77	108	0.85%	0.65%	0.85%	(16.73)%	34.35%
2021	5		26.08	16.21	131	1.47%	0.49%	0.49%	29.40%	(19.06)%
Empower Aggressive Profile Fund, Investor Class
2021	-		-	-	-	0.00%	0.49%	0.49%	18.87%	18.43%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Bond Index Fund, Investor Class
2025	54	$10.83	$10.67	$581	2.48%	0.49%	0.69%	6.10%	5.88%
2024	70	10.21	10.08	717	2.33%	0.49%	0.69%	0.33%	0.13%
2023	63	10.18	10.06	645	2.01%	0.49%	0.69%	4.51%	4.30%
2022	67	9.74	9.65	652	1.11%	0.49%	0.69%	(14.10)%	(13.77)%
2021	84	11.34	11.19	947	0.80%	0.49%	0.49%	(2.34)%	(4.15)%
Empower Conservative Profile Fund, Investor Class
2025	115	13.19	13.19	1,514	2.63%	0.65%	0.65%	7.49%	7.49%
2024	119	12.27	12.27	1,462	3.08%	0.65%	0.65%	4.40%	4.40%
2023	123	11.75	11.75	1,449	3.08%	0.65%	0.65%	7.55%	7.55%
2022	127	10.93	10.93	1,393	1.80%	0.65%	0.65%	(11.04)%	(9.86)%
2021	132	12.29	12.12	1,608	2.43%	0.49%	0.49%	6.29%	4.89%
Empower International Index Fund, Investor Class
2025	8	16.67	16.45	134	2.40%	0.49%	0.69%	30.28%	30.02%
2024	8	12.79	12.65	101	2.01%	0.49%	0.69%	2.41%	2.21%
2023	7	12.49	12.38	89	2.38%	0.49%	0.69%	16.94%	16.71%
2022	7	10.68	10.60	79	1.74%	0.49%	0.69%	(15.16)%	(14.96)%
2021	4	12.59	12.47	48	0.86%	0.49%	0.49%	10.50%	9.44%
Empower International Value Fund, Investor Class
2025	2	20.70	20.70	46	1.66%	0.49%	0.49%	38.42%	38.42%
2024	2	14.96	14.96	34	0.00%	0.49%	0.49%	0.00%	0.00%
Empower Lifetime 2015 Fund, Investor Class
2025	4	14.40	14.40	60	2.60%	0.65%	0.65%	9.43%	9.43%
2024	4	13.16	13.16	55	2.66%	0.65%	0.65%	5.73%	5.73%
2023	4	12.45	12.45	52	2.97%	0.65%	0.65%	9.62%	9.62%
2022	4	11.35	11.35	47	1.99%	0.65%	0.65%	(13.34)%	(12.19)%
2021	4	13.10	12.93	54	2.14%	0.49%	0.49%	8.41%	6.99%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2020 Fund, Investor Class
2025	5	$14.71	$14.71	$79	2.75%	0.65%	0.65%	9.97%	9.97%
2024	5	13.38	13.38	72	2.89%	0.65%	0.65%	6.25%	6.25%
2023	5	12.59	12.59	68	2.75%	0.65%	0.65%	10.25%	10.25%
2022	5	11.42	11.42	62	2.04%	0.65%	0.65%	(14.02)%	(12.88)%
2021	5	13.28	13.11	71	2.30%	0.49%	0.49%	9.10%	7.66%
Empower Lifetime 2025 Fund, Investor Class
2025	4	15.22	15.22	60	2.41%	0.65%	0.65%	10.98%	10.98%
2024	4	13.71	13.71	54	2.44%	0.65%	0.65%	6.63%	6.63%
2023	4	12.86	12.86	50	2.40%	0.65%	0.65%	11.19%	11.19%
2022	4	11.57	11.57	45	1.68%	0.65%	0.65%	(14.89)%	(13.76)%
2021	4	13.59	13.41	53	2.18%	0.49%	0.49%	10.09%	8.65%
Empower Lifetime 2030 Fund, Investor Class
2025	2	15.85	15.85	29	2.62%	0.65%	0.65%	12.24%	12.24%
2024	2	14.12	14.12	26	2.82%	0.65%	0.65%	7.36%	7.36%
2023	2	13.16	13.16	24	2.61%	0.65%	0.65%	12.34%	12.34%
2022	2	11.71	11.71	22	1.85%	0.65%	0.65%	(15.67)%	(14.55)%
2021	2	13.89	13.70	25	2.53%	0.49%	0.49%	11.53%	10.06%
Empower Mid Cap Value Fund, Investor Class
2025	2	22.38	22.03	40	4.27%	0.49%	0.65%	7.79%	7.62%
2024	2	20.76	20.47	43	7.37%	0.49%	0.65%	15.11%	14.93%
2023	2	18.03	17.81	42	0.49%	0.49%	0.65%	14.59%	14.41%
2022	2	15.74	15.57	38	0.61%	0.49%	0.65%	(12.19)%	(11.33)%
2021	3	17.92	17.56	45	16.63%	0.49%	0.49%	30.51%	26.92%
Empower Moderate Profile Fund, Investor Class
2025	189	15.83	15.59	2,971	2.40%	0.49%	0.69%	11.41%	4.69%
2024	181	14.21	14.06	2,568	2.87%	0.49%	0.65%	7.42%	7.24%
2023	230	13.23	13.11	3,036	3.56%	0.49%	0.65%	11.39%	11.21%
2022	233	11.88	11.79	2,755	2.21%	0.49%	0.65%	(12.45)%	(11.95)%
2021	245	13.57	13.39	3,317	3.37%	0.49%	0.49%	11.91%	9.97%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderately Aggressive Profile Fund, Investor Class
2025	7	$16.69	$16.69	$114	2.11%	0.65%	0.65%	13.06%	13.06%
2024	7	14.76	14.76	103	2.84%	0.65%	0.65%	8.63%	8.63%
2023	8	13.59	13.59	105	2.25%	0.65%	0.65%	12.87%	12.87%
2022	8	12.04	12.04	96	1.54%	0.65%	0.65%	(14.16)%	(13.02)%
2021	8	14.02	13.84	118	4.52%	0.49%	0.49%	14.18%	12.68%
Empower Moderately Conservative Profile Fund, Investor Class
2025	56	14.32	14.32	800	2.05%	0.65%	0.65%	9.32%	9.32%
2024	80	13.10	13.10	1,045	2.85%	0.65%	0.65%	5.76%	5.76%
2023	83	12.39	12.39	1,032	2.77%	0.65%	0.65%	9.19%	9.19%
2022	122	11.34	11.34	1,385	1.72%	0.65%	0.65%	(11.91)%	(10.74)%
2021	126	12.88	12.71	1,654	3.03%	0.49%	0.49%	9.06%	7.63%
Empower Multi-Sector Bond Fund, Investor Class
2025	94	13.68	13.21	1,278	3.11%	0.49%	0.85%	7.46%	7.07%
2024	111	12.73	12.34	1,409	3.61%	0.49%	0.85%	4.63%	4.25%
2023	103	12.16	11.83	1,249	3.23%	0.49%	0.85%	7.35%	6.97%
2022	106	11.33	11.06	1,197	2.36%	0.49%	0.85%	(11.85)%	(12.16)%
2021	100	12.85	12.59	1,287	2.39%	0.49%	0.49%	2.10%	(1.63)%
Empower Real Estate Index Fund, Investor Class
2025	16	12.00	12.00	187	1.72%	0.65%	0.65%	2.49%	2.49%
2024	14	11.71	11.71	166	2.71%	0.65%	0.65%	6.84%	6.84%
2023	13	10.96	10.96	143	1.83%	0.65%	0.65%	12.57%	12.57%
2022	12	9.74	9.74	117	1.76%	0.65%	0.65%	(26.88)%	(26.49)%
2021	11	13.31	13.24	145	0.65%	0.65%	0.65%	43.37%	42.61%
Empower SecureFoundation Balanced Fund, Investor Class
2025	801	19.77	18.96	15,522	2.74%	0.49%	0.85%	12.38%	11.98%
2024	866	17.59	16.93	14,966	2.10%	0.49%	0.85%	7.65%	7.26%
2023	1,002	16.34	15.78	16,109	2.15%	0.49%	0.85%	12.63%	12.23%
2022	1,084	14.51	14.06	15,492	1.59%	0.49%	0.85%	(14.93)%	(15.23)%
2021	1,154	17.05	16.59	19,419	2.02%	0.49%	0.49%	13.23%	7.60%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2025	3	$20.60	$20.31	$61	0.00%	0.49%	0.65%	2.49%	2.32%
2024	3	20.10	19.55	63	0.00%	0.49%	0.69%	8.52%	6.98%
2023	5	18.52	18.27	83	0.00%	0.49%	0.69%	19.34%	19.10%
2022	3	15.52	15.34	53	0.02%	0.49%	0.69%	(23.17)%	(22.75)%
2021	4	20.20	19.86	83	0.18%	0.49%	0.49%	15.13%	12.35%
Federated Hermes Fund for U.S. Government Securities II
2025	100	10.73	20.03	1,381	3.85%	0.49%	0.85%	6.28%	5.90%
2024	99	10.09	18.91	1,278	3.39%	0.49%	0.85%	0.09%	(0.28)%
2023	178	10.08	18.96	2,068	2.49%	0.49%	0.85%	3.68%	3.31%
2022	179	9.73	18.36	2,011	1.91%	0.49%	0.85%	(54.05)%	68.79%
2021	193	21.17	10.88	2,534	1.97%	0.49%	0.49%	(2.87)%	(5.15)%
Federated Hermes Managed Volatility Fund II, Primary Shares
2025	1	34.46	34.46	52	2.92%	0.85%	0.85%	6.13%	6.13%
2024	1	32.47	32.47	54	3.17%	0.85%	0.85%	14.57%	14.57%
2023	3	28.34	28.34	85	1.91%	0.85%	0.85%	7.76%	7.76%
2022	3	26.30	26.30	87	1.88%	0.85%	0.85%	(14.48)%	(14.48)%
2021	3	30.75	30.75	114	1.77%	0.85%	0.85%	17.50%	17.50%
Franklin Small Cap Value VIP Fund, Class 2
2025	15	22.29	34.61	417	1.08%	0.49%	0.85%	7.13%	6.74%
2024	20	20.81	32.42	549	0.93%	0.49%	0.85%	11.16%	10.75%
2023	26	18.72	29.27	617	0.52%	0.49%	0.85%	12.20%	11.79%
2022	26	16.68	26.18	553	0.98%	0.49%	0.85%	(44.52)%	44.35%
2021	29	30.07	18.14	677	1.00%	0.49%	0.49%	27.31%	21.39%
Invesco V.I. Comstock Fund, Series I
2025	3	43.31	49.57	151	1.52%	0.85%	0.85%	16.45%	16.45%
2024	5	21.71	42.57	195	1.46%	0.65%	0.85%	2.10%	14.20%
2023	8	21.26	37.28	287	1.83%	0.65%	0.85%	11.63%	11.41%
2022	9	19.04	33.46	288	1.63%	0.65%	0.85%	(42.93)%	79.22%
2021	10	33.37	18.67	297	1.93%	0.49%	0.49%	32.23%	(17.43)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Core Equity Fund, Series I
2025	2	$69.80	$69.80	$144	0.65%	0.85%	0.85%	15.18%	15.18%
2024	2	60.60	60.60	137	0.67%	0.85%	0.85%	24.54%	24.54%
2023	3	48.66	48.66	131	0.73%	0.85%	0.85%	22.32%	22.32%
2022	3	39.78	39.78	121	0.91%	0.85%	0.85%	(21.22)%	(21.22)%
2021	3	50.49	50.49	248	0.67%	0.85%	0.85%	26.66%	26.66%
Invesco V.I. EQV International Equity Fund, Series I
2025	18	19.64	22.64	385	1.40%	0.65%	0.85%	15.74%	15.51%
2024	27	16.97	19.60	501	1.79%	0.65%	0.85%	(0.04)%	(0.24)%
2023	26	16.97	19.65	488	0.21%	0.65%	0.85%	17.38%	17.15%
2022	29	14.46	16.77	462	1.77%	0.65%	0.85%	(30.16)%	17.97%
2021	29	20.71	14.22	570	1.30%	0.49%	0.49%	4.99%	(16.05)%
Invesco V.I. Global Fund, Series I
2025	12	27.65	72.75	688	0.00%	0.49%	0.85%	14.76%	14.35%
2024	14	24.10	63.62	796	0.00%	0.49%	0.85%	15.50%	15.46%
2023	17	20.86	55.29	821	0.22%	0.49%	0.85%	34.08%	33.60%
2022	20	15.56	41.38	700	0.00%	0.49%	0.85%	(74.56)%	85.59%
2021	31	61.17	22.30	1,268	0.00%	0.49%	0.49%	14.51%	11.83%
Invesco V.I. Growth and Income Fund, Series I
2025	9	26.49	47.12	287	1.49%	0.65%	0.85%	14.87%	14.64%
2024	9	22.28	41.11	251	1.25%	0.49%	0.85%	9.68%	15.01%
2023	16	20.32	35.74	394	1.53%	0.49%	0.85%	12.11%	11.71%
2022	20	18.12	31.99	469	1.61%	0.49%	0.85%	(47.06)%	70.16%
2021	21	34.24	18.80	555	1.50%	0.49%	0.49%	27.42%	24.43%
Invesco V.I. High Yield Fund, Series I
2025	5	14.33	13.75	73	6.91%	0.49%	0.85%	6.20%	5.85%
2024	5	13.50	26.41	73	5.59%	0.49%	0.85%	7.20%	0.89%
2023	6	12.59	26.18	79	5.31%	0.49%	0.85%	9.64%	9.25%
2022	6	11.48	23.97	73	2.19%	0.49%	0.85%	(57.03)%	93.04%
2021	11	26.72	12.42	139	4.79%	0.49%	0.49%	3.50%	1.07%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. International Growth Fund, Series I
2025	3	$15.28	$19.45	$51	0.36%	0.49%	0.85%	15.75%	15.34%
2024	4	13.20	16.86	57	0.69%	0.49%	0.85%	(2.15)%	(2.51)%
2023	8	13.49	17.30	129	0.58%	0.49%	0.85%	20.47%	20.04%
2022	10	11.20	14.41	129	0.00%	0.49%	0.85%	(45.36)%	(4.11)%
2021	10	20.49	15.03	182	0.00%	0.49%	0.49%	12.31%	6.72%
Invesco V.I. Main Street Mid Cap Fund, Series I
2025	1	40.79	40.78	24	0.09%	0.65%	0.85%	4.97%	8.27%
2024	3	38.86	37.66	123	0.34%	0.65%	0.85%	16.30%	16.07%
2023	3	33.41	32.45	105	0.28%	0.65%	0.85%	13.73%	13.50%
2022	4	29.38	28.59	119	0.36%	0.65%	0.85%	(14.81)%	62.49%
2021	4	34.49	17.59	140	0.45%	0.49%	0.49%	25.33%	(37.53)%
Invesco V.I. Main Street Small Cap Fund, Series I
2025	12	26.68	25.60	317	0.46%	0.49%	0.85%	8.17%	7.78%
2024	12	24.67	23.75	291	0.00%	0.49%	0.85%	12.13%	11.73%
2023	11	22.00	21.26	248	1.18%	0.49%	0.85%	17.55%	17.13%
2022	11	18.72	18.15	211	0.54%	0.49%	0.85%	(16.29)%	(16.55)%
2021	11	22.36	21.74	254	0.37%	0.49%	0.49%	24.95%	18.67%
Invesco V.I. Small Cap Equity Fund, Series I
2025	5	23.47	51.21	160	0.00%	0.49%	0.85%	7.52%	7.13%
2024	5	21.83	47.80	149	0.13%	0.49%	0.85%	17.51%	17.09%
2023	5	18.58	40.82	127	0.00%	0.49%	0.85%	16.01%	15.59%
2022	5	16.02	35.32	115	0.00%	0.49%	0.85%	(65.15)%	79.13%
2021	5	45.96	19.72	146	0.17%	0.49%	0.49%	22.45%	16.68%
Invesco V.I. Technology Fund, Series I
2025	18	17.32	17.32	303	0.00%	0.85%	0.85%	19.45%	19.45%
2024	18	14.50	14.50	256	0.00%	0.85%	0.85%	33.13%	33.13%
2023	18	10.89	10.89	193	0.00%	0.85%	0.85%	45.70%	45.70%
2022	18	7.48	7.48	138	0.00%	0.85%	0.85%	(78.34)%	(40.46)%
2021	23	34.51	12.55	290	0.00%	0.49%	0.49%	15.20%	13.44%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Balanced Portfolio, Institutional Shares
2025	7	$26.06	$56.61	$347	2.04%	0.49%	0.85%	14.54%	14.13%
2024	7	22.75	49.61	311	1.99%	0.49%	0.85%	14.86%	14.44%
2023	9	19.81	43.34	327	2.11%	0.49%	0.85%	14.85%	14.44%
2022	10	17.24	37.88	300	1.25%	0.49%	0.85%	(62.26)%	85.54%
2021	10	45.69	20.41	362	0.91%	0.49%	0.49%	16.20%	14.85%
Janus Henderson VIT Balanced Portfolio, Service Shares
2025	159	24.85	39.05	4,741	1.72%	0.65%	0.85%	14.08%	13.85%
2024	163	21.78	34.30	4,255	1.76%	0.65%	0.85%	14.40%	14.17%
2023	167	19.04	30.04	3,825	1.79%	0.65%	0.85%	14.39%	14.16%
2022	174	16.65	26.32	3,483	0.95%	0.65%	0.85%	(47.70)%	32.98%
2021	193	31.83	19.79	4,688	0.67%	0.65%	0.65%	15.92%	14.40%
Janus Henderson VIT Flexible Bond Portfolio, Institutional Shares
2025	132	12.02	25.16	1,629	5.05%	0.49%	0.85%	6.88%	6.49%
2024	160	11.25	23.62	1,842	4.89%	0.49%	0.85%	1.46%	1.09%
2023	161	11.09	23.37	1,835	4.28%	0.49%	0.85%	4.99%	4.61%
2022	165	10.56	22.34	1,790	2.47%	0.49%	0.85%	(59.53)%	84.57%
2021	170	26.09	12.10	2,197	2.03%	0.49%	0.49%	(1.74)%	(2.88)%
Janus Henderson VIT Flexible Bond Portfolio, Service Shares
2025	77	11.47	16.93	1,196	4.44%	0.65%	0.85%	6.53%	6.32%
2024	84	10.77	15.92	1,209	4.04%	0.65%	0.85%	0.96%	0.76%
2023	94	10.67	15.80	1,351	3.64%	0.65%	0.85%	4.61%	4.40%
2022	95	10.20	15.14	1,308	2.01%	0.65%	0.85%	(42.50)%	28.97%
2021	98	17.73	11.74	1,574	1.59%	0.65%	0.65%	(1.95)%	(32.55)%
Janus Henderson VIT Global Research Portfolio, Institutional Shares
2025	26	31.62	64.75	1,212	0.58%	0.65%	0.85%	20.13%	19.89%
2024	27	26.32	54.01	1,037	0.76%	0.65%	0.85%	22.78%	22.53%
2023	26	21.44	44.08	837	0.94%	0.65%	0.85%	5.23%	25.71%
2022	25	17.02	35.06	651	1.06%	0.65%	0.85%	(61.21)%	67.42%
2021	25	43.88	20.94	816	0.52%	0.49%	0.49%	17.09%	15.58%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Global Technology and Innovation Portfolio, Institutional Shares
2025	2	$74.90	$74.90	$174	0.00%	0.49%	0.49%	24.54%	24.54%
2024	5	60.14	60.14	283	0.00%	0.49%	0.49%	31.45%	31.45%
2023	5	45.75	45.75	250	0.00%	0.49%	0.49%	53.79%	53.79%
2022	6	29.75	29.75	189	0.00%	0.49%	0.49%	(37.26)%	(36.30)%
2021	7	47.42	46.70	324	0.21%	0.49%	0.49%	19.00%	15.67%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2025	9	71.51	69.87	616	0.00%	0.65%	0.85%	24.03%	23.79%
2024	12	57.66	56.45	698	0.00%	0.65%	0.85%	30.90%	30.64%
2023	15	44.05	43.21	658	0.00%	0.65%	0.85%	53.28%	52.98%
2022	17	28.74	28.25	475	0.00%	0.65%	0.85%	(39.65)%	(37.66)%
2021	14	47.61	45.31	636	0.11%	0.65%	0.65%	22.69%	15.22%
Janus Henderson VIT Overseas Portfolio, Institutional Shares
2025	1	48.65	48.65	41	1.45%	0.85%	0.85%	27.78%	27.78%
2024	1	38.07	38.07	33	1.29%	0.85%	0.85%	4.94%	4.94%
2023	1	36.28	36.28	41	1.48%	0.85%	0.85%	9.94%	9.94%
2022	1	33.00	33.00	41	1.78%	0.85%	0.85%	(9.38)%	(9.38)%
2021	1	36.41	36.41	45	1.12%	0.85%	0.85%	12.62%	12.62%
Janus Henderson VIT Overseas Portfolio, Service Shares
2025	14	18.08	18.08	263	1.33%	0.85%	0.85%	27.49%	27.49%
2024	15	14.18	14.18	213	1.29%	0.85%	0.85%	4.68%	4.68%
2023	16	13.55	13.55	220	1.39%	0.85%	0.85%	9.65%	9.65%
2022	19	12.36	12.36	242	1.74%	0.85%	0.85%	(9.61)%	(9.61)%
2021	19	13.67	13.67	262	1.10%	0.85%	0.85%	12.33%	12.33%
Janus Henderson VIT Research Portfolio, Institutional Shares
2025	5	107.57	107.57	520	0.12%	0.85%	0.85%	17.39%	17.39%
2024	5	91.63	91.63	460	0.03%	0.85%	0.85%	34.16%	34.16%
2023	7	68.30	68.30	455	0.14%	0.85%	0.85%	41.96%	41.96%
2022	7	48.11	48.11	361	0.16%	0.85%	0.85%	(30.48)%	(30.48)%
2021	8	69.21	69.21	565	0.10%	0.85%	0.85%	19.31%	19.31%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Lazard Retirement Emerging Markets Equity Portfolio, Service Shares
2025	38	$16.53	$28.89	$957	2.78%	0.49%	0.85%	41.07%	40.57%
2024	45	11.72	20.55	794	3.31%	0.49%	0.85%	6.91%	6.52%
2023	49	10.96	19.29	798	4.78%	0.49%	0.85%	21.68%	21.24%
2022	53	9.01	15.91	716	3.18%	0.49%	0.85%	(53.55)%	53.37%
2021	60	19.39	10.38	967	1.86%	0.49%	0.49%	7.25%	2.13%
Lord Abbett Series Fund Short Duration Income Portfolio, Class VC
2025	5	11.39	11.39	57	4.56%	0.69%	0.69%	5.17%	5.17%
2024	5	10.83	10.83	53	4.80%	0.69%	0.69%	4.41%	4.41%
2023	4	10.37	10.37	44	4.59%	0.69%	0.69%	4.33%	4.33%
2022	5	9.94	9.94	48	3.74%	0.69%	0.69%	(6.03)%	(5.46)%
2021	1	10.57	10.51	15	2.13%	0.49%	0.49%	0.27%	(0.33)%
LVIP American Century Balanced Fund, Standard Class II
2025	41	20.58	38.33	1,045	1.89%	0.65%	0.85%	8.91%	8.69%
2024	41	18.89	35.27	972	2.05%	0.65%	0.85%	11.33%	11.11%
2023	43	16.97	31.74	904	1.86%	0.65%	0.85%	15.66%	15.43%
2022	54	14.67	27.50	950	1.27%	0.65%	0.85%	(56.23)%	56.41%
2021	45	33.52	17.58	949	0.83%	0.49%	0.49%	14.79%	13.29%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2025	34	25.71	36.27	921	1.67%	0.49%	0.85%	14.30%	13.89%
2024	38	22.49	31.85	895	1.32%	0.49%	0.85%	12.54%	12.13%
2023	41	19.99	28.40	859	1.54%	0.49%	0.85%	8.12%	7.74%
2022	43	18.49	26.36	829	1.78%	0.49%	0.85%	(40.95)%	27.26%
2021	43	31.31	20.71	958	1.07%	0.49%	0.49%	26.00%	19.73%
LVIP American Century International Fund, Standard Class II
2025	7	15.74	34.67	135	1.22%	0.49%	0.85%	9.31%	15.00%
2024	8	14.40	30.15	124	1.95%	0.49%	0.85%	2.10%	1.73%
2023	11	14.10	29.63	197	1.35%	0.49%	0.85%	12.02%	11.62%
2022	12	12.59	26.55	205	1.55%	0.49%	0.85%	(64.62)%	62.30%
2021	14	35.58	16.36	350	0.15%	0.49%	0.49%	7.83%	5.30%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century Mid Cap Value Fund, Service Class
2025	6	$24.06	$54.94	$246	1.58%	0.49%	0.85%	8.30%	7.91%
2024	7	22.21	50.91	241	2.19%	0.49%	0.85%	7.99%	7.60%
2023	11	20.57	47.32	340	2.15%	0.49%	0.85%	5.51%	5.13%
2022	11	19.49	45.01	351	2.11%	0.49%	0.85%	(58.70)%	132.83%
2021	12	47.20	19.33	378	1.03%	0.49%	0.49%	25.09%	19.12%
LVIP American Century Value Fund, Standard Class II
2025	103	25.78	55.38	3,459	1.63%	0.49%	0.85%	15.45%	15.04%
2024	117	22.33	48.14	3,520	2.93%	0.49%	0.85%	8.94%	8.55%
2023	128	20.49	44.35	3,579	2.37%	0.49%	0.85%	8.57%	8.18%
2022	138	18.88	40.99	3,573	2.08%	0.49%	0.85%	(54.09)%	123.30%
2021	138	41.12	18.36	3,791	1.74%	0.49%	0.49%	23.46%	20.56%
LVIP Baron Growth Opportunities Fund, Service Class
2025	18	22.44	73.72	673	0.00%	0.49%	0.85%	(10.51)%	(10.84)%
2024	19	25.07	82.68	877	0.22%	0.49%	0.85%	4.92%	4.55%
2023	21	23.90	79.08	949	0.00%	0.49%	0.85%	17.23%	16.81%
2022	26	20.38	67.70	1,156	0.00%	0.49%	0.85%	(77.86)%	152.03%
2021	29	92.05	26.86	1,842	0.00%	0.49%	0.49%	17.71%	14.91%
LVIP BlackRock Equity Dividend Fund, Standard Class
2025	7	18.56	18.24	136	1.80%	0.49%	0.69%	12.87%	12.65%
2024	7	16.44	16.19	118	1.55%	0.49%	0.69%	6.66%	6.44%
2023	14	15.42	15.21	208	1.75%	0.49%	0.69%	2.99%	2.78%
2022	14	14.97	14.80	205	1.70%	0.49%	0.69%	(3.74)%	(3.21)%
2021	16	15.55	15.29	249	5.74%	0.49%	0.49%	22.72%	19.79%
LVIP JPMorgan Core Bond Fund, Standard Class
2025	1	9.90	9.90	13	3.62%	0.85%	0.85%	6.49%	6.49%
2024	1	9.30	9.30	12	412.59%	0.85%	0.85%	(1.22)%	(1.22)%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
LVIP JPMorgan Small Cap Core Fund, Standard Class
2025	0	*	$22.99	$21.79	$9	0.14%	0.49%	0.85%	9.73%	8.00%
2024	3		20.96	20.18	53	0.82%	0.49%	0.85%	11.16%	10.76%
2023	3		18.85	18.22	48	1.37%	0.49%	0.85%	12.55%	12.15%
2022	3		16.75	16.24	43	0.45%	0.49%	0.85%	(20.28)%	(20.03)%
2021	3		21.01	20.31	54	0.47%	0.49%	0.49%	24.49%	17.56%
LVIP Nomura SMID Cap Core Fund, Standard Class
2025	11		28.48	52.37	481	0.58%	0.49%	0.85%	8.32%	7.93%
2024	11		26.29	48.52	449	0.67%	0.49%	0.85%	14.17%	13.75%
2023	8		23.03	42.65	260	1.14%	0.49%	0.85%	15.88%	15.47%
2022	8		19.88	36.94	228	0.44%	0.49%	0.85%	(54.48)%	63.97%
2021	9		43.66	22.53	285	0.96%	0.49%	0.49%	23.49%	19.27%
MFS VIT II International Growth Portfolio, Initial Class
2025	3		17.25	17.25	52	0.91%	0.49%	0.49%	20.52%	20.52%
2024	3		14.31	14.31	44	1.60%	0.49%	0.49%	3.37%	3.37%
MFS VIT II International Intrinsic Value Portfolio, Service Class
2025	35		24.48	49.01	1,306	1.32%	0.49%	0.85%	32.31%	31.84%
2024	39		18.50	37.18	1,107	1.15%	0.49%	0.85%	6.44%	6.06%
2023	43		17.38	35.05	1,122	0.47%	0.49%	0.85%	16.80%	16.38%
2022	47		14.88	30.12	1,072	0.51%	0.49%	0.85%	(63.58)%	57.82%
2021	47		40.86	19.09	1,393	0.14%	0.49%	0.49%	12.15%	6.78%
MFS VIT III Mid Cap Value Portfolio, Initial Class
2025	15		20.61	20.33	300	1.00%	0.49%	0.65%	5.46%	5.29%
2024	17		19.54	19.30	337	1.26%	0.49%	0.65%	13.19%	13.01%
2023	17		17.27	17.08	296	1.82%	0.49%	0.65%	12.18%	12.00%
2022	17		15.39	15.25	255	0.96%	0.49%	0.65%	(9.23)%	(8.52)%
2021	18		16.96	16.67	301	0.80%	0.49%	0.49%	31.11%	28.18%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
MFS VIT Utilities Series, Service Class
2025	9		$19.60	$27.67	$173	1.52%	0.49%	0.85%	14.20%	13.79%
2024	20		17.16	24.31	446	2.08%	0.49%	0.85%	10.80%	10.40%
2023	22		15.49	22.02	433	3.28%	0.49%	0.85%	(2.81)%	(3.16)%
2022	24		15.94	22.74	488	2.24%	0.49%	0.85%	(32.07)%	46.60%
2021	24		23.46	15.51	500	1.54%	0.49%	0.49%	15.99%	10.24%
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
2024	-		-	-	-	2.68%	0.85%	0.85%	14.53%	14.53%
2023	7		51.59	51.59	381	2.25%	0.85%	0.85%	13.55%	13.55%
2022	8		45.43	45.43	345	1.30%	0.85%	0.85%	(27.67)%	(27.67)%
2021	9		62.81	62.81	585	1.94%	0.85%	0.85%	38.62%	38.62%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class S
2025	0	*	28.09	28.09	1	0.00%	0.85%	0.85%	10.40%	10.40%
2024	0	*	25.45	25.45	1	0.27%	0.85%	0.85%	7.74%	7.74%
2023	0	*	23.62	23.62	1	0.52%	0.85%	0.85%	9.75%	9.75%
2022	0	*	21.52	21.52	1	0.16%	0.85%	0.85%	(12.36)%	35.41%
2021	0	*	24.55	15.89	1	0.26%	0.49%	0.49%	33.86%	(13.36)%
Nomura VIP Emerging Markets Series, Standard Class
2025	10		22.80	20.39	229	1.53%	0.49%	0.69%	80.38%	64.80%
2024	11		12.64	13.49	139	2.95%	0.49%	0.85%	4.57%	10.31%
2023	19		12.08	12.23	235	1.62%	0.49%	0.85%	13.24%	12.83%
2022	24		10.67	10.84	256	4.29%	0.49%	0.85%	(30.41)%	(24.76)%
2021	25		15.33	14.41	368	0.32%	0.49%	0.49%	(2.15)%	(5.93)%
Nomura VIP International Core Equity Series, Service Class
2025	7		16.27	16.00	106	0.39%	0.49%	0.65%	23.56%	23.37%
2024	7		13.17	12.97	86	1.44%	0.49%	0.65%	3.28%	3.11%
2023	9		12.75	12.58	116	1.58%	0.49%	0.65%	15.06%	14.88%
2022	9		11.08	10.95	101	2.24%	0.49%	0.65%	(14.72)%	(13.71)%
2021	13		12.99	12.69	169	1.06%	0.49%	0.49%	14.65%	10.93%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Nomura VIP International Core Equity Series, Standard Class
2025	3	$12.44	$12.44	$35	1.31%	0.49%	0.49%	23.94%	23.94%
2024	3	10.04	10.64	29	1.65%	0.49%	0.69%	0.40%	6.39%
Nomura VIP Small Cap Value Series, Standard Class
2025	7	21.91	62.20	335	1.29%	0.49%	0.85%	7.63%	7.25%
2024	8	20.36	58.00	328	1.46%	0.49%	0.85%	10.77%	10.37%
2023	13	18.38	52.55	421	0.96%	0.49%	0.85%	8.91%	8.52%
2022	13	16.87	48.42	408	0.87%	0.49%	0.85%	(69.63)%	158.02%
2021	16	55.55	18.77	577	0.86%	0.49%	0.49%	33.28%	30.15%
NVIT Mid Cap Index Fund, Class II
2025	26	25.35	67.35	975	0.99%	0.49%	0.85%	6.29%	5.91%
2024	29	23.85	63.59	1,113	0.89%	0.49%	0.85%	12.69%	12.28%
2023	28	21.16	56.63	910	1.02%	0.49%	0.85%	15.25%	14.84%
2022	32	18.36	49.31	956	1.01%	0.49%	0.85%	(68.08)%	137.41%
2021	34	57.53	20.77	1,178	1.06%	0.49%	0.49%	22.95%	20.08%
PIMCO VIT CommodityRealReturn Strategy Portfolio, Administrative Class
2025	14	9.84	9.62	133	2.75%	0.49%	0.69%	18.21%	17.98%
2024	19	8.32	8.15	161	2.22%	0.49%	0.69%	3.65%	3.44%
2023	19	8.03	7.88	152	15.97%	0.49%	0.69%	(8.30)%	(8.49)%
2022	20	8.76	8.47	174	20.89%	0.49%	0.85%	8.09%	7.70%
2021	20	8.10	7.87	163	4.27%	0.49%	0.49%	36.16%	28.84%
PIMCO VIT Emerging Markets Bond Portfolio, Administrative Class
2025	2	13.10	12.70	27	6.93%	0.49%	0.85%	14.42%	15.02%
2024	2	11.45	11.45	23	6.44%	0.49%	0.49%	7.00%	7.00%
2023	2	10.70	10.70	21	5.65%	0.49%	0.49%	10.57%	10.57%
2022	9	9.67	9.67	83	4.83%	0.49%	0.49%	(16.12)%	(14.72)%
2021	9	11.53	11.34	99	4.48%	0.49%	0.49%	(3.04)%	(4.63)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
PIMCO VIT High Yield Portfolio, Administrative Class
2025	95	$15.90	$30.34	$1,694	6.29%	0.49%	0.85%	8.42%	8.03%
2024	102	14.66	28.08	1,706	5.84%	0.49%	0.85%	6.36%	5.98%
2023	106	13.78	26.50	1,703	5.67%	0.49%	0.85%	11.67%	11.27%
2022	110	12.34	23.82	1,611	5.05%	0.49%	0.85%	(53.89)%	77.08%
2021	118	26.77	13.45	1,961	4.45%	0.49%	0.49%	2.75%	0.32%
PIMCO VIT Low Duration Portfolio, Administrative Class
2025	175	11.28	14.50	2,342	3.94%	0.49%	0.85%	5.01%	4.63%
2024	182	10.75	13.86	2,212	3.99%	0.49%	0.85%	3.98%	3.61%
2023	201	10.33	13.38	2,363	3.60%	0.49%	0.85%	4.46%	4.09%
2022	219	9.89	12.85	2,487	1.62%	0.49%	0.85%	(28.06)%	25.24%
2021	262	13.75	10.26	3,210	0.52%	0.49%	0.49%	(1.77)%	(4.07)%
PIMCO VIT Real Return Portfolio, Administrative Class
2025	29	12.24	11.96	358	3.33%	0.49%	0.69%	7.32%	7.11%
2024	28	11.40	11.16	325	2.59%	0.49%	0.69%	1.63%	1.43%
2023	34	11.22	11.01	387	2.99%	0.49%	0.69%	3.16%	2.96%
2022	34	10.88	10.69	374	7.07%	0.49%	0.69%	(13.34)%	(12.51)%
2021	37	12.55	12.22	455	5.03%	0.49%	0.49%	5.89%	3.48%
PIMCO VIT Total Return Portfolio, Administrative Class
2025	239	12.12	18.23	3,408	4.11%	0.49%	0.85%	8.36%	7.97%
2024	257	11.18	16.88	3,430	4.04%	0.49%	0.85%	2.03%	1.66%
2023	280	10.96	16.61	3,695	3.57%	0.49%	0.85%	5.42%	5.04%
2022	278	10.40	15.81	3,475	2.60%	0.49%	0.85%	(44.13)%	33.31%
2021	303	18.61	11.86	4,525	1.82%	0.49%	0.49%	(2.10)%	(4.41)%
Prudential Series Fund Natural Resources Portfolio, Class II
2025	-	-	-	-	0.00%	0.85%	0.85%	(8.04)%	(8.04)%
2024	2	15.83	15.83	29	0.00%	0.85%	0.85%	3.07%	3.07%
2023	2	15.36	15.36	28	0.00%	0.85%	0.85%	0.72%	0.72%
2022	2	15.25	15.25	28	0.00%	0.85%	0.85%	17.38%	99.53%
2021	2	12.99	7.64	23	0.00%	0.49%	0.49%	27.28%	(25.12)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Prudential Series Fund PGIM Jennison Blend Portfolio, Class II
2025	2	$57.36	$72.12	$172	0.00%	0.85%	0.85%	17.05%	17.05%
2024	2	49.00	61.62	120	0.00%	0.85%	0.85%	24.73%	24.73%
2023	2	39.29	49.40	97	0.00%	0.85%	0.85%	30.87%	30.87%
2022	2	30.02	37.75	76	0.00%	0.85%	0.85%	(42.64)%	53.09%
2021	4	52.33	24.66	197	0.00%	0.49%	0.49%	21.91%	(27.78)%
Putnam VT Core Equity Fund, Class IA
2025	6	41.64	40.68	259	0.65%	0.65%	0.85%	16.35%	17.41%
2024	7	35.79	35.79	242	0.82%	0.65%	0.65%	26.49%	26.49%
2023	7	28.29	28.29	202	0.68%	0.65%	0.65%	27.53%	27.53%
2022	6	22.18	22.18	128	1.77%	0.65%	0.65%	(18.14)%	(14.80)%
2021	7	27.10	26.04	178	0.92%	0.49%	0.49%	33.75%	28.50%
Putnam VT Global Asset Allocation Fund, Class IA
2025	7	21.56	21.56	148	2.42%	0.65%	0.65%	13.95%	13.95%
2024	7	18.92	16.42	130	2.20%	0.65%	0.85%	15.87%	2.13%
2023	12	16.33	16.08	193	1.79%	0.65%	0.85%	17.02%	16.79%
2022	12	13.95	13.77	165	1.62%	0.65%	0.85%	(17.12)%	(16.53)%
2021	12	16.83	16.49	197	0.91%	0.49%	0.49%	15.62%	12.23%
Putnam VT Global Health Care Fund, Class IB
2025	6	26.94	40.47	196	0.00%	0.49%	0.85%	14.49%	14.08%
2024	22	23.53	35.47	640	0.46%	0.49%	0.85%	0.93%	0.56%
2023	21	23.32	35.27	624	0.30%	0.49%	0.85%	8.60%	8.21%
2022	22	21.47	32.60	589	0.40%	0.49%	0.85%	(39.03)%	48.02%
2021	21	35.21	22.02	613	1.07%	0.49%	0.49%	20.89%	15.61%
Putnam VT Income Fund, Class IA
2025	28	11.36	10.93	317	4.69%	0.49%	0.85%	6.92%	6.54%
2024	35	10.62	10.26	367	5.94%	0.49%	0.85%	2.05%	(1.05)%
2023	37	10.41	10.23	379	5.87%	0.49%	0.69%	4.45%	4.24%
2022	36	9.96	9.81	361	5.96%	0.49%	0.69%	(13.91)%	(13.16)%
2021	38	11.57	11.30	440	1.61%	0.49%	0.49%	(3.82)%	(7.16)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT International Equity Fund, Class IA
2025	1	$21.44	$21.44	$22	0.22%	0.69%	0.69%	37.05%	37.05%
2024	1	17.08	15.64	16	2.88%	0.49%	0.69%	10.25%	2.52%
2023	3	15.49	15.26	52	0.00%	0.49%	0.69%	3.18%	3.09%
Putnam VT International Value Fund, Class IA
2025	3	20.36	20.36	66	1.34%	0.49%	0.49%	34.41%	34.41%
2024	4	15.15	15.15	57	2.53%	0.49%	0.49%	4.92%	4.92%
2023	4	14.44	14.44	53	1.66%	0.49%	0.49%	18.50%	18.50%
2022	4	12.19	12.19	47	2.57%	0.49%	0.49%	(7.15)%	(4.90)%
2021	6	13.12	12.81	74	2.10%	0.49%	0.49%	14.72%	11.99%
Putnam VT Large Cap Value Fund, Class IB
2025	15	34.04	57.23	803	1.45%	0.49%	0.85%	19.76%	19.33%
2024	28	28.42	47.96	1,038	1.09%	0.49%	0.85%	18.56%	18.13%
2023	32	23.97	40.60	985	2.00%	0.49%	0.85%	15.10%	14.69%
2022	33	20.83	35.40	897	1.47%	0.49%	0.85%	(44.79)%	68.38%
2021	32	37.73	21.02	836	1.21%	0.49%	0.49%	29.20%	23.27%
Putnam VT Mortgage Securities Fund, Class IB
2025	32	11.15	11.87	367	8.00%	0.49%	0.85%	8.55%	8.16%
2024	39	10.27	10.98	420	6.55%	0.49%	0.85%	4.24%	3.87%
2023	35	9.85	10.57	360	15.68%	0.49%	0.85%	4.76%	4.38%
2022	36	9.40	10.12	355	9.23%	0.49%	0.85%	(19.09)%	(0.99)%
2021	55	11.62	10.22	589	0.00%	0.49%	0.49%	(2.33)%	(6.82)%
Royce Capital Fund Small-Cap Portfolio, Service Class
2025	2	39.09	37.81	78	1.83%	0.65%	0.85%	8.02%	7.81%
2024	2	36.19	35.07	76	0.81%	0.65%	0.85%	2.59%	2.38%
2023	3	35.28	34.26	92	0.66%	0.65%	0.85%	24.72%	24.47%
2022	4	28.28	27.52	102	0.08%	0.65%	0.85%	(10.00)%	92.03%
2021	4	31.43	14.33	115	1.12%	0.49%	0.49%	30.62%	25.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Schwab Government Money Market Portfolio
2025	663	$11.47	$14.09	$8,016	4.03%	0.49%	0.85%	3.60%	3.22%
2024	643	11.07	13.65	7,546	4.93%	0.49%	0.85%	4.55%	4.17%
2023	602	10.59	13.10	6,873	4.77%	0.49%	0.85%	4.37%	4.00%
2022	655	10.15	12.60	7,266	1.46%	0.49%	0.85%	(19.00)%	33.90%
2021	752	12.53	9.41	8,143	0.06%	0.49%	0.49%	(0.79)%	(6.77)%
Schwab S&P 500 Index Portfolio
2025	506	40.99	102.07	27,471	1.13%	0.49%	0.85%	17.25%	16.83%
2024	567	34.96	87.36	27,146	1.47%	0.49%	0.85%	24.34%	23.89%
2023	637	28.11	70.52	24,296	1.43%	0.49%	0.85%	25.61%	25.16%
2022	645	22.38	56.34	19,734	1.26%	0.49%	0.85%	(67.75)%	110.81%
2021	742	69.39	26.73	27,851	1.27%	0.49%	0.49%	27.58%	24.59%
Schwab VIT Balanced Portfolio
2025	1	15.61	15.61	19	2.41%	0.69%	0.69%	12.08%	12.08%
2024	1	14.43	13.93	17	2.69%	0.49%	0.69%	9.28%	7.11%
2023	4	13.21	13.01	52	1.94%	0.49%	0.69%	11.41%	11.19%
2022	4	11.85	11.70	50	1.53%	0.49%	0.69%	(15.13)%	(15.30)%
2021	4	13.97	13.81	62	1.30%	0.49%	0.49%	8.67%	6.44%
Schwab VIT Balanced with Growth Portfolio
2025	36	18.65	18.30	662	2.22%	0.49%	0.69%	15.03%	14.80%
2024	36	16.22	15.94	582	2.08%	0.49%	0.69%	9.44%	9.22%
2023	37	14.82	14.59	538	1.72%	0.49%	0.69%	14.30%	14.07%
2022	43	12.96	12.79	556	1.63%	0.49%	0.69%	(16.41)%	(16.58)%
2021	44	15.51	15.34	672	1.34%	0.49%	0.49%	11.92%	9.63%
Schwab VIT Growth Portfolio
2025	2	21.38	21.38	49	1.88%	0.49%	0.49%	17.66%	17.66%
2024	3	18.17	18.17	47	1.90%	0.49%	0.49%	11.23%	11.23%
2023	3	16.34	16.34	44	1.55%	0.49%	0.49%	16.95%	16.95%
2022	3	13.97	13.97	38	1.69%	0.49%	0.49%	(17.65)%	(16.71)%
2021	3	16.96	16.77	51	1.27%	0.49%	0.49%	14.11%	12.82%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Health Sciences Portfolio
2025	6	$30.95	$30.23	$200	0.00%	0.49%	0.69%	17.52%	17.29%
2024	7	26.33	25.78	189	0.00%	0.49%	0.69%	1.16%	0.95%
2023	10	26.03	25.53	263	0.00%	0.49%	0.69%	2.46%	2.25%
2022	11	25.41	24.97	277	0.00%	0.49%	0.69%	(12.90)%	(13.07)%
2021	12	29.17	28.73	350	0.00%	0.49%	0.49%	14.06%	10.84%
T. Rowe Price Health Sciences Portfolio, Class II
2025	7	29.50	29.50	218	0.00%	0.65%	0.65%	17.04%	17.04%
2024	13	25.21	25.21	322	0.00%	0.65%	0.65%	0.76%	0.76%
2023	13	25.02	25.02	319	0.00%	0.65%	0.65%	2.02%	2.02%
2022	13	24.52	24.52	313	0.00%	0.65%	0.65%	(16.05)%	(11.92)%
2021	9	29.21	27.84	255	0.00%	0.65%	0.65%	15.83%	10.41%
Templeton Foreign VIP Fund, Class 2
2025	35	13.35	17.95	577	2.74%	0.49%	0.85%	28.56%	14.08%
2024	10	10.38	10.16	102	2.40%	0.49%	0.69%	(1.48)%	(1.68)%
2023	10	10.54	10.34	103	2.95%	0.49%	0.69%	20.17%	19.93%
2022	12	8.77	11.92	114	3.06%	0.49%	0.85%	(34.17)%	28.47%
2021	12	13.32	9.28	124	1.98%	0.49%	0.49%	5.71%	0.85%
Templeton Global Bond VIP Fund, Class 2
2025	8	8.81	8.61	72	0.00%	0.49%	0.69%	15.16%	14.93%
2024	9	7.65	7.86	71	0.00%	0.49%	0.85%	(11.81)%	(7.91)%
2023	25	8.68	8.54	218	0.00%	0.49%	0.85%	2.38%	2.02%
2022	26	8.47	8.37	217	0.00%	0.49%	0.85%	(6.01)%	(4.01)%
2021	35	9.02	8.72	309	0.00%	0.49%	0.49%	(4.34)%	(8.01)%
Third Avenue Value Portfolio
2025	3	24.37	22.24	77	2.28%	0.65%	0.85%	33.97%	33.71%
2024	3	18.19	16.63	58	2.54%	0.65%	0.85%	(2.91)%	(3.10)%
2023	3	18.73	17.17	59	2.39%	0.65%	0.85%	20.06%	19.82%
2022	3	15.60	14.33	49	1.49%	0.65%	0.85%	15.31%	15.08%
2021	3	13.53	12.45	43	0.70%	0.65%	0.65%	31.58%	11.60%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Touchstone Bond Fund, Class I
2025	77		$11.46	$14.27	$1,102	3.97%	0.49%	0.85%	7.11%	6.72%
2024	76		10.70	13.37	991	7.33%	0.49%	0.85%	1.69%	1.32%
2023	56		10.52	13.20	715	4.81%	0.49%	0.85%	5.56%	5.18%
2022	55		9.96	12.55	668	1.77%	0.49%	0.85%	(33.86)%	10.97%
2021	72		15.06	11.31	981	2.44%	0.49%	0.49%	0.45%	(4.34)%
Touchstone Common Stock Fund, Class I
2025	2		85.16	82.37	140	0.55%	0.65%	0.85%	17.07%	16.83%
2024	2		30.89	70.50	124	0.36%	0.49%	0.85%	14.20%	20.45%
2023	5		27.05	58.54	225	0.44%	0.49%	0.85%	26.04%	25.59%
2022	5		21.46	46.61	183	0.42%	0.49%	0.85%	(63.34)%	82.88%
2021	8		58.55	25.49	385	0.55%	0.49%	0.49%	30.01%	23.80%
Touchstone Common Stock Fund, Class SC
2025	4		83.74	81.00	294	0.27%	0.65%	0.85%	16.89%	16.65%
2024	6		71.64	69.43	417	0.45%	0.65%	0.85%	20.47%	20.23%
2023	6		59.47	57.75	357	0.64%	0.65%	0.85%	25.53%	25.29%
2022	6		47.37	46.10	296	0.24%	0.65%	0.85%	(18.32)%	85.84%
2021	7		58.00	24.80	381	0.40%	0.49%	0.49%	29.73%	23.52%
Touchstone Small Company Fund, Class I
2025	0	*	28.95	65.10	24	0.19%	0.49%	0.85%	9.18%	8.79%
2024	1		26.52	59.84	28	0.15%	0.49%	0.85%	13.14%	12.74%
2023	2		23.44	53.08	98	0.16%	0.49%	0.85%	16.03%	15.62%
2022	3		20.20	45.91	129	0.03%	0.49%	0.85%	(63.61)%	98.86%
2021	3		55.50	23.09	153	0.07%	0.49%	0.49%	26.28%	20.25%
VanEck VIP Emerging Markets Bond Fund, Initial Class
2025	5		15.48	15.48	154	5.10%	0.85%	0.85%	17.49%	17.49%
2024	6		13.18	13.18	149	5.22%	0.85%	0.85%	1.90%	1.90%
2023	14		12.93	12.93	238	3.89%	0.85%	0.85%	10.46%	10.46%
2022	19		11.71	11.71	269	4.28%	0.85%	0.85%	(10.02)%	16.25%
2021	23		13.01	10.07	337	4.77%	0.49%	0.49%	(2.42)%	(26.22)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
VanEck VIP Global Resources Fund, Class S
2025	3	$17.26	$16.70	$38	1.53%	0.65%	0.85%	35.29%	35.02%
2024	6	12.76	12.37	64	2.52%	0.65%	0.85%	(3.72)%	(3.91)%
2023	10	13.25	12.87	119	2.54%	0.65%	0.85%	(4.46)%	(4.65)%
2022	11	13.87	13.50	139	1.59%	0.65%	0.85%	7.42%	81.53%
2021	9	12.91	7.43	119	0.30%	0.49%	0.49%	20.69%	(32.11)%
Vanguard VIF Capital Growth Portfolio
2025	21	43.19	41.68	905	1.01%	0.49%	0.69%	28.35%	26.52%
2024	23	33.65	32.94	779	1.11%	0.49%	0.69%	12.85%	12.63%
2023	24	29.82	29.25	718	1.05%	0.49%	0.69%	27.36%	27.10%
2022	25	23.41	23.01	583	0.88%	0.49%	0.69%	(15.90)%	(16.07)%
2021	25	27.84	27.42	699	0.92%	0.49%	0.49%	22.55%	19.13%
Vanguard VIF Diversified Value Portfolio
2025	12	29.12	28.45	333	1.52%	0.49%	0.69%	16.26%	16.02%
2024	12	25.05	24.52	290	1.57%	0.49%	0.69%	14.32%	14.09%
2023	12	21.91	21.49	269	1.39%	0.49%	0.69%	19.54%	19.30%
2022	13	18.33	18.01	242	1.13%	0.49%	0.69%	(11.92)%	(12.10)%
2021	14	20.81	20.49	285	1.07%	0.49%	0.49%	31.55%	27.87%
Vanguard VIF Mid-Cap Index Portfolio
2025	21	28.12	27.48	588	1.24%	0.49%	0.69%	11.00%	10.77%
2024	27	25.34	24.81	678	1.39%	0.49%	0.69%	14.51%	14.28%
2023	25	22.13	21.71	558	1.42%	0.49%	0.69%	15.27%	15.04%
2022	26	19.20	18.87	487	1.14%	0.49%	0.69%	(19.22)%	(19.38)%
2021	26	23.76	23.40	623	1.09%	0.49%	0.49%	25.39%	21.88%
Vanguard VIF Real Estate Index Portfolio
2025	13	17.83	17.42	237	2.66%	0.49%	0.69%	2.61%	2.40%
2024	14	17.38	17.01	235	3.25%	0.49%	0.69%	4.23%	4.02%
2023	16	16.67	16.36	268	2.42%	0.49%	0.69%	11.15%	10.93%
2022	16	15.00	14.74	241	1.87%	0.49%	0.69%	(26.66)%	(26.80)%
2021	16	20.45	20.14	324	2.01%	0.49%	0.49%	41.38%	37.41%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Vanguard VIF Small Company Growth Portfolio
2025	12	$24.96	$24.39	$289	0.49%	0.49%	0.69%	5.59%	5.38%
2024	17	23.64	23.14	392	0.53%	0.49%	0.69%	10.83%	10.61%
2023	17	21.33	20.92	363	0.40%	0.49%	0.69%	19.06%	18.83%
2022	17	17.91	17.61	310	0.27%	0.49%	0.69%	(25.72)%	(25.86)%
2021	18	24.11	23.75	434	0.37%	0.49%	0.49%	15.17%	11.94%
Victory Pioneer Fund VCT Portfolio, Class I
2025	33	43.52	81.08	1,947	0.45%	0.49%	0.85%	22.75%	22.31%
2024	34	35.45	66.29	1,647	0.77%	0.49%	0.85%	22.05%	21.61%
2023	24	29.04	54.51	863	0.88%	0.49%	0.85%	28.30%	27.84%
2022	25	22.64	42.64	695	0.66%	0.49%	0.85%	(57.62)%	55.07%
2021	25	53.42	27.50	884	0.32%	0.49%	0.49%	26.90%	23.92%
Victory Pioneer Mid Cap Value VCT Portfolio, Class II
2025	-	-	-	-	1.97%	0.85%	0.85%	11.12%	11.12%
2024	4	25.91	29.15	127	1.73%	0.85%	0.85%	4.08%	9.70%
2023	6	24.89	26.57	150	1.72%	0.85%	0.85%	11.26%	11.26%
2022	6	22.38	23.88	131	0.74%	0.85%	0.85%	(12.57)%	42.37%
2021	6	25.59	16.78	154	0.72%	0.49%	0.49%	28.28%	(10.25)%
Victory Pioneer Select Mid Cap Growth VCT Portfolio, Class I
2025	4	31.58	69.41	231	0.00%	0.49%	0.85%	19.89%	19.46%
2024	5	26.34	58.10	248	0.00%	0.49%	0.85%	23.32%	22.88%
2023	5	21.36	47.28	172	0.00%	0.49%	0.85%	18.19%	17.77%
2022	5	18.07	40.15	151	0.00%	0.49%	0.85%	(69.23)%	56.66%
2021	5	58.74	25.63	223	0.00%	0.49%	0.49%	7.15%	4.64%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees and excluding investment advisory expenses, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, and include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 13, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.